                         File Nos. 33-37459 and 811-6200


      As filed with the Securities and Exchange Commission on June 30, 2006


                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933


Post-Effective Amendment No. 63                                              [X]


and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940


Amendment No. 67                                                             [X]


                              SCHWAB INVESTMENTS
                              ------------------
              (Exact Name of Registrant as Specified in Charter)

            101 Montgomery Street, San Francisco, California 94104
            ------------------------------------------------------
             (Address of Principal Executive Offices) (zip code)

             Registrant's Telephone Number, including Area Code:
                                (415) 627-7000

                               Evelyn Dilsaver
            101 Montgomery Street, San Francisco, California 94104
            ------------------------------------------------------
                   (Name and Address of Agent for Service)

                         Copies of communications to:

Richard W. Grant Esq.        John M. Loder, Esq.       Koji E. Felton, Esq.
Morgan Lewis & Bockius LLP   Ropes & Gray              Charles Schwab Investment
1701 Market Street           One International Place   Management, Inc.
Philadelphia, PA 19103       Boston, MA 02110-2624     101 Montgomery Street
                                                       120KNY-14-109
                                                       San Francisco, CA  94104

It is proposed that this filing will become effective (check appropriate box):
      / /   Immediately upon filing pursuant to paragraph (b)


      / /   On (date), pursuant to paragraph (b)


      / /   60 days after filing pursuant to paragraph (a)(1)
      / /   On (date), pursuant to paragraph (a)(1)


      /X/   75 days after filing pursuant to paragraph (a)(2)


      / / On (date), pursuant to paragraph (a)(2) of Rule 485 if appropriate, check appropriate box:
      / / This post-effective amendment designates a new effective date for a previously filed post-effective amendment

   SCHWAB MANAGED ACCOUNT PORTFOLIOS

                                                               SCHWAB FUNDS LOGO

   Prospectus
   September 15, 2006

   - Schwab Bond Shares TM
   - Schwab Municipal Bond Shares TM
   - Schwab California Municipal Bond Shares TM

   These Portfolios were designed by
   Charles Schwab Investment Management,
   Inc. (CSIM) for use exclusively within
   separately managed fixed income
   accounts ("wrap accounts") for which
   CSIM acts as manager and are not
   available as direct investments.

   The Securities and Exchange Commission
   (SEC) has not approved these securities
   or passed on whether the information in
   this prospectus is adequate and
   accurate. Anyone who indicates
   otherwise is committing a federal
   crime.

   This prospectus does not offer for sale
   and is not a solicitation of offers to
   purchase shares of certain Portfolios
   described herein in those states and
   jurisdictions where the Portfolios are
   not registered and/or qualified for
   sale.                                                   [CHARLES SCHWAB LOGO]

SCHWAB MANAGED ACCOUNT PORTFOLIOS


       ABOUT THE PORTFOLIOS

          Schwab Bond Shares TM....................................    2

          Schwab Municipal Bond Shares TM..........................    8

          Schwab California Municipal Bond Shares TM...............   14

          Portfolio management.....................................   20

       INVESTING IN THE PORTFOLIOS

          Buying shares and selling/exchanging shares..............   21

          Transaction policies.....................................   23

          Distributions and taxes..................................   25

                  ABOUT THE PORTFOLIOS

                  The portfolios are only offered to investors who maintain fixed income wrap accounts advised or sub-advised by CSIM ("eligible investors") and are not available as direct investments. A portion of the wrap account is invested in a portfolio and a portion is invested in individual bonds. In managing the portfolios, CSIM may take into account the characteristics of the individual bonds held in the wrap accounts.

                  Upon the termination of an eligible investor's participation in the wrap account, the shares held by or on behalf of such investor will be redeemed. The liquidation of such shares may have tax consequences for the investor. Investors should carefully consider the potential impact of such liquidations and restrictions before purchasing shares of a portfolio. By purchasing shares of a portfolio, each eligible investor agrees to any such redemption upon termination of its investment in the wrap account. The portfolios will use their best efforts to provide the wrap account sponsor advance notice of any such redemption.

                  The portfolios are designed for long-term investors. Their performance will fluctuate over time and, as with all investments, future performance may differ from past performance.

SCHWAB BOND SHARES TM
Ticker symbol:

--------------------------------------------------------------------------------
INVESTMENT GOAL

THE PORTFOLIO SEEKS HIGH TOTAL RETURN CONSISTENT WITH PRESERVATION OF CAPITAL AND PRUDENT INVESTMENT MANAGEMENT.
--------------------------------------------------------------------------------


STRATEGY

To pursue its goal, the Portfolio normally invests at least 80% of its net assets in fixed income instruments ("bonds") of varying maturities. The Portfolio invests at least 50% of its assets in bonds that are rated investment grade (in one of the four highest ratings categories) at the time of purchase by at least one major rating agency or, if unrated, are determined by CSIM to be of equivalent quality. The Portfolio may invest up to 50% of its assets in non-investment grade bonds rated B or higher at the time of purchase by at least one major rating agency or, if unrated, are determined by CSIM to be of equivalent quality. If a bond is downgraded below B, the Portfolio may continue to hold the bond unless the risk of holding the bond is unacceptable when compared to the bond's total return potential. Split-rated bonds are considered to have the higher credit rating.

The Portfolio selects bonds in various market sectors based on CSIM's assessment of changing economic, market, industry and issuer conditions. The Portfolio may invest in fixed, variable or floating rate bonds issued by U.S. and non-U.S. issuers including, without limitation, Treasuries and agency securities, commercial and residential mortgage-backed securities, collateralized mortgage obligations, asset-backed securities, corporate loans, preferred and convertible securities and corporate bonds. The Portfolio also may invest up to 20% of its assets in bonds denominated in non-U.S. currencies. The Portfolio's investment in non-U.S. dollar denominated bonds may be on a currency hedged or unhedged basis.

The Portfolio may invest all of its assets in derivatives including, without limitation, futures, options, and swaps (including credit default swaps) which relate to fixed income securities, interest rates, and other assets and related indices. A derivative is a financial contract whose value depends upon or is derived from the value of an underlying asset, reference rate or index. The Portfolio typically uses derivatives for risk management purposes and as a substitute for taking the position in an underlying asset. CSIM also may use investment techniques such as short sales, reverse repurchase agreements and dollar rolls. Please see the Main risks section for a description of these investments. The Portfolio may also seek to obtain market exposure to the instruments in which it invests by investing in a series of purchase and sale contracts.

The Portfolio may hold up to 100% of its assets in cash, cash equivalents and other short-term investments for temporary or defensive purposes. The Portfolio may utilize such tactics when CSIM believes that market or economic interests are unfavorable for investors. Under such circumstances, the Portfolio may not achieve its investment objective.

The Portfolio sells bonds when CSIM believes it is appropriate to do so, regardless of how long the bonds have been held. Such sales may cause the Portfolio to experience high portfolio turnover and correspondingly increased transaction costs. The sales may also result in capital gain or loss, including short-term capital gain or loss (which is generally taxed as ordinary income). High portfolio turnover may adversely impact the Portfolio's performance.

MAIN RISKS

MARKET RISK. Bond markets and the values of securities owned by the Portfolio rise and fall daily. As with any investment whose performance is tied to these markets, the value of your investment in the Portfolio will fluctuate, which means that you could lose money.

INTEREST RATE RISK. The Portfolio is subject to the risk that interest rates rise and fall over time. As with any investment whose yield reflects current interest rates, the Portfolio's yield will change over time. During periods when interest rates are low, the Portfolio's yield (and total return) also may be low. When interest rates rise, bond prices usually fall which could cause the Portfolio's share price to fall.

CREDIT RISK. The Portfolio is subject to the risk that a decline in the credit quality of a Portfolio investment could cause the Portfolio's share price to fall. The Portfolio could lose money if the issuer or guarantor of a Portfolio investment or the counterparty to a derivatives contract fails to make timely principal or interest payments or otherwise honor its obligations. Securities rated below investment-grade (junk bonds) involve greater risks of default or downgrade and are more volatile than investment grade securities. Below investment-grade securities involve greater risk of price declines than investment-grade securities due to actual or perceived changes in an issuer's creditworthiness. In addition, issuers of below investment-grade securities may be more susceptible than other issuers to economic downturns. Such securities are subject to the risk that the issuer may not be able to pay interest or dividends and ultimately to repay principal upon maturity. Discontinuation of these payments could substantially adversely affect the market value of the security.

PREPAYMENT AND EXTENSION RISK. The Portfolio's investments and, in particular, mortgage related securities are subject to the risk that the securities may be paid off earlier or later than expected. Either situation could cause the Portfolio to hold securities paying lower-than-market rates of interest, which could hurt the Portfolio's yield or share price. In addition, rising interest rates tend to extend the duration of certain fixed income securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, the Portfolio may exhibit additional volatility. This is known as extension risk. When interest rates decline, borrowers may pay off their fixed income securities sooner than expected. This can reduce the returns of the Portfolio because the Portfolio will have to reinvest that money at the lower prevailing interest rates. This is known as prepayment risk.

FOREIGN INVESTMENT RISK. The Portfolio's investments in securities of foreign issuers involve certain risks that are greater than those associated with investments in securities of U.S. issuers. These include risks of adverse changes in foreign economic, political, regulatory and other conditions, or changes in currency exchange rates or exchange control regulations (including limitations on currency movements and exchanges). In certain countries, legal remedies available to investors may be more limited than those available with respect to

4  Schwab Bond Shares TM
investments in the United States. The securities of some foreign companies may be less liquid and, at times, more volatile than securities of comparable U.S. companies. The Portfolio may also experience more rapid or extreme changes in value as compared to a Portfolio that invests solely in securities of U.S. companies because the securities' markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries.

CURRENCY RISK. As a result of the Portfolio's investments in securities denominated in, and/or receiving revenues in, foreign currencies, the Portfolio will be subject to currency risk. This is the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency hedged. In either event, the dollar value of an investment in the Portfolio would be adversely affected.

CONVERTIBLE SECURITIES RISK. A convertible security is a bond, debenture, note, preferred stock or other security that may be converted into or exercised for a prescribed amount of common stock at a specified time and price. Convertible securities provide an opportunity for equity participation, with the potential for a higher dividend or interest yield and lower price volatility compared to common stock. The value of a convertible security is influenced by changes in interest rates, with investment value declining as interest rates increase and increasing as interest rates decline, and the credit standing of the issuer. The price of a convertible security will also normally vary in some proportion to changes in the price of the underlying common stock because of the conversion or exercise feature.

DERIVATIVES RISK. The Portfolio may use derivatives to enhance returns or hedge against market declines. Example of derivatives are options, futures, options on futures and swaps. An option is the right to buy or sell an instrument at a specific price before a specific date. A future is an agreement to buy or sell a financial instrument at a specific price on a specific day. A swap is an agreement whereby two parties agree to exchange payment streams calculated in relation to a rate, index, instrument or certain securities and a predetermined amount. A credit default swap is an agreement in which the seller agrees to make a payment to the buyer in the event of a specified credit event in exchange for a fixed payment or series of fixed payments.

The Portfolio's use of derivative instruments involves risks different from or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Certain of these risks, such as credit risk, leverage risk, market risk and management risk, are discussed elsewhere in this section. The Portfolio's use of derivatives is also subject to liquidity risk, lack of availability risk, valuation risk, correlation risk and tax risk. Liquidity risk is the risk that the Portfolio may not be able to purchase or liquidate a particular derivative at an advantageous time or place. Lack of availability risk is the risk that suitable derivative transactions may not be available in all circumstances for risk management or other purposes. Valuation risk is the risk that a particular derivative may be valued incorrectly. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Tax risk is the risk that the use of derivatives may cause the Portfolio to realize higher amounts of short-term capital gain. These risks could cause the Portfolio to lose more than the principal amount invested.

LEVERAGE RISK. Certain portfolio transactions, such as derivatives, short sales, reverse repurchase agreements and dollar rolls, may give rise to a form of leverage and may expose the Portfolio to greater risk. Reverse repurchase agreements and dollar rolls are transactions in which the Portfolio sells securities to a dealer and simultaneously agrees to repurchase similar securities in the future at a predetermined price. Leverage tends to magnify the effect of any decrease or increase in the value of the Portfolio's securities. The use of leverage may cause the Portfolio to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations.

SHORT SALES RISK. Short sales are transactions in which the Portfolio sells a security it does not own. To complete a short sale, the Portfolio must borrow the security to deliver to the buyer. The Portfolio is then obligated to replace the borrowed security by purchasing the security at the market price at the time of replacement. This price may be more or less than the price at which the security was sold by the Portfolio and the Portfolio will incur a loss if the price of the security sold short increases between the time of the short sale and the time the Portfolio replaces the borrowed security.

MANAGEMENT RISK. The Portfolio is an actively managed fund. Any actively managed fund is subject to the risk that its investment adviser will make poor security selections. The Portfolio's investment adviser applies its own investment techniques and risk analyses in making investment decisions for the Portfolio, but there can be no guarantee that they will produce the desired results. In addition, the investment adviser's maturity and duration decisions also will affect the Portfolio's performance. To the extent that the investment adviser anticipates interest rate trends imprecisely, the Portfolio could also miss yield opportunities or its share price could fall.

6  Schwab Bond Shares TM

PERFORMANCE

Because this is a new portfolio, tables reflecting the Portfolio's annual total returns and average annual total return are not included. This information will appear in a future version of the Portfolio's prospectus.

PORTFOLIO FEES AND EXPENSES(1)


The table below describes fees and expenses that you may pay if you buy and hold shares of the Portfolio.

FEE TABLE (%)

SHAREHOLDER FEES
--------------------------------------------------------------------------------
                                                                          None

ANNUAL OPERATING EXPENSES (% of average net assets)
--------------------------------------------------------------------------------
Management fees                                                           0.XX*
Distribution (12b-1) fees                                                 None
Other expenses**                                                          0.XX
                                                                         -----
Total annual operating expenses                                           0.XX
Less expense reduction                                                   (0.XX)
                                                                         -----
NET OPERATING EXPENSES                                                    0.XX
                                                                         -----

* The amount under "Management fees" reflects the portion of the wrap fee attributable to the management of the Portfolio by CSIM. See Note (1) below.


** The amount under "Other expenses" is based on estimated amounts for the current fiscal year and represents the approximate amount of operating expenses of the Portfolio paid for by CSIM or Charles Schwab & Co. Inc. ("Schwab"). See Note (1) below.


*** CSIM and Schwab have agreed irrevocably to waive fees and reimburse or pay all operating expenses of the Portfolio, except for interest, taxes, and certain non-routine expenses.


EXAMPLE

Designed to help you compare expenses, the example below uses the same assumptions as other mutual fund prospectuses: a $10,000 investment, a 5% return each year and that the Portfolio's operating expenses remain the same. The expenses would be the same whether you stayed in the Portfolio or sold your shares at the end of each period. Your actual costs may be higher or lower.

EXPENSES ON A $10,000 INVESTMENT

      1 year             3 years
------------------------------------------------------------------------------
        $0                  $0

(1) The table and expense example above show the expenses assuming that the Portfolio's net expenses will be 0%, which reflects that CSIM and Schwab have agreed to waive all fees and reimburse or pay all operating expenses of the Portfolio, except for interest, taxes, and certain non-routine expenses. The Portfolio is offered only as part of a wrap account for which CSIM acts as an investment adviser or sub-adviser, including those sponsored by Schwab and other broker-dealers or investment advisers unaffiliated with CSIM or Schwab. Participants in these wrap accounts pay a wrap fee to the sponsor. You should carefully read the brochure provided to you by the sponsor. The brochure is required to include information about the fees charged to you by the sponsor and the fees paid by the sponsor to CSIM and its affiliates. You pay no additional fees to purchase the Portfolio.

SCHWAB MUNICIPAL BOND SHARES TM
Ticker symbol:

--------------------------------------------------------------------------------
INVESTMENT GOAL

THE PORTFOLIO SEEKS HIGH TOTAL RETURN CONSISTENT WITH THE PRESERVATION OF CAPITAL AND GENERATION OF INCOME THAT IS EXEMPT FROM FEDERAL INCOME TAX AND PRUDENT INVESTMENT MANAGEMENT.
--------------------------------------------------------------------------------


STRATEGY

To pursue its goal, the Portfolio normally invests at least 80% of its net assets in fixed income instruments whose interest is exempt from federal income tax (municipal securities). Municipal securities are issued by state and local governments, their agencies and authorities, as well as by the District of Columbia and U.S. territories and possessions. The Portfolio currently does not intend to invest in securities whose interest is subject to the federal alternative minimum tax.

The Portfolio invests at least 50% of its assets in bonds that are rated investment grade (in one of the four highest ratings categories) at the time of purchase by at least one major rating agency or, if unrated, are determined by CSIM to be of equivalent quality. The Portfolio may invest up to 50% of its assets in non-investment grade bonds rated B or higher at the time of purchase by at least one major rating agency or, if unrated, are determined by CSIM to be of equivalent quality. If a bond is downgraded below B, the Portfolio may continue to hold the bond unless the risk of holding the bond is unacceptable when compared to the bond's total return potential. Split-rated bonds are considered to have the higher credit rating.

The Portfolio may invest in fixed, variable or floating rate municipal securities of varying maturities, including general obligation and revenue bonds. The Portfolio may invest more than 25% of its assets in municipal securities financing similar projects, such as those relating to education, health care, transportation, and utilities. The Portfolio may also invest in municipal residual interest tender option bonds which are derivative instruments. Although volatile, municipal residual interest tender option bonds typically offer the potential for yields higher than those available on comparable fixed rate municipal bonds. The Portfolio may invest in other derivatives including, without limitation, futures, options, and swaps. A derivative is a financial contract whose value depends upon or is derived from the value of an underlying asset, reference rate or index. The Portfolio typically uses derivatives for risk management purposes and as a substitute for taking the position in an underlying asset. CSIM also may use investment techniques such as short sales and reverse repurchase agreements. Please see the Main risks section for a description of these investments. The Portfolio may also seek to obtain market exposure to the instruments in which it invests by investing in a series of purchase and sale contracts.

The Portfolio may hold up to 100% of its assets in cash, cash equivalents and other short-term investments for temporary or defensive purposes. Temporary or defensive investments generally may include securities that pay taxable interest, including interest subject to the federal alternative minimum tax. The Portfolio may utilize such tactics when CSIM believes that market or economic interests are unfavorable for investors. Under such circumstances, the Portfolio may not achieve its investment objective.

The Portfolio sells bonds when CSIM believes it is appropriate to do so, regardless of how long the bonds have been held. Such sales may cause the Portfolio to experience high portfolio turnover and correspondingly increased transaction costs. The sales may also result in capital gain or loss, including short-term capital gain or loss (which is generally taxed as ordinary income). High portfolio turnover may adversely impact the Portfolio's performance.

MAIN RISKS


MARKET RISK. Bond markets and the values of securities owned by the Portfolio rise and fall daily. As with any investment whose performance is tied to these markets, the value of your investment in the Portfolio will fluctuate, which means that you could lose money.

INTEREST RATE RISK. The Portfolio is subject to the risk that interest rates rise and fall over time. As with any investment whose yield reflects current interest rates, the Portfolio's yield will change over time. During periods when interest rates are low, the Portfolio's yield (and total return) also may be low. When interest rates rise, bond prices usually fall which could cause the Portfolio's share price to fall.

MUNICIPAL SECURITIES RISK. The Portfolio primarily invests in municipal securities whose interest, in the opinion of the securities' counsel, is exempt from federal income tax and from the federal alternative minimum tax. Neither the investment adviser nor the Portfolio guarantees that this opinion is correct, and there is no assurance that the IRS will agree with such counsel's opinion. If certain types of investments the Portfolio buys as tax-exempt are later ruled to be taxable, a portion of the Portfolio's income could be taxable. To the extent that the Portfolio invests in municipal securities from a given state or geographic region, its share price and performance could be affected by local, state and regional factors, including erosion of the tax base and changes in the economic climate. National governmental actions, such as the elimination of tax-exempt status, also could affect performance. The Portfolio may be more sensitive to adverse economic, business or political developments if it invests a substantial portion of its assets in municipal securities financing similar projects. A change that affects one project, such as proposed legislation on the financing of the project, a shortage of the materials needed for the project, or a declining need for the project, may affect similar projects and the overall municipal securities market.

CREDIT RISK. The Portfolio is subject to the risk that a decline in the credit quality of a portfolio investment could cause the Portfolio's share price to fall. The Portfolio could lose money if the issuer or guarantor of a Portfolio investment or the counterparty to a derivatives contract fails to make timely principal or interest payments or otherwise honor its obligations. Securities rated below investment-grade (junk bonds) involve greater risks of default or downgrade and are more volatile than investment grade securities. Below investment-grade securities involve greater risk of price declines than investment-grade securities due to actual or perceived changes in an issuer's creditworthiness. In addition, issuers of below investment-grade securities may be more susceptible than other issuers to economic downturns. Such securities are subject to the risk that the issuer may not be able to pay interest and ultimately to repay principal upon maturity. Discontinuation of these payments could substantially adversely affect the market value of the security.

10  Schwab Municipal Bond Shares TM

PREPAYMENT AND EXTENSION RISK. The Portfolio's investments are subject to the risk that the securities may be paid off earlier or later than expected. Either situation could cause the Portfolio to hold securities paying lower-than-market rates of interest, which could hurt the Portfolio's yield or share price. In addition, rising interest rates tend to extend the duration of certain fixed income securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, the Portfolio may exhibit additional volatility. This is known as extension risk. When interest rates decline, borrowers may pay off their fixed income securities sooner than expected. This can reduce the returns of the Portfolio because the Portfolio will have to reinvest that money at the lower prevailing interest rates. This is known as prepayment risk.

DERIVATIVES RISK. The Portfolio may use derivatives to enhance returns or hedge against market declines. A future is an agreement to buy or sell a financial instrument at a specific price on a specific day. An option is the right to buy or sell an instrument at a specific price before a specific date. A swap is an agreement whereby two parties agree to exchange payment streams calculated in relation to a rate, index, instrument or certain securities and a predetermined amount.

The Portfolio's use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Certain of these risks, such as credit risk, leverage risk, market risk and management risk, are discussed elsewhere in this section. The Portfolio's use of derivatives is also subject to liquidity risk, lack of availability risk, valuation risk, correlation risk and tax risk. Liquidity risk is the risk that the Portfolio may not be able to purchase or liquidate a particular derivative at an advantageous time or place. Lack of availability risk is the risk that suitable derivative transactions may not be available in all circumstances for risk management or other purposes. Valuation risk is the risk that a particular derivative may be valued incorrectly. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Tax risk is the risk that the use of derivatives may cause the Portfolio to realize higher amounts of short-term capital gain. These risks could cause the Portfolio to lose more than the principal amount invested.

MUNICIPAL RESIDUAL INTEREST TENDER OPTION BOND RISK. Municipal residual interest tender option bonds pay interest at rates that bear an inverse relationship to the interest rate on another security (inverse floaters). An investment in inverse floaters may involve greater risk than an investment in a fixed-rate municipal bond because changes in the interest rate on the other security inversely affect the residual interest paid on the inverse floater; and, therefore, the value of an inverse floater is generally more volatile than that of a fixed-rate bond. Inverse floaters have interest rate adjustment formulas which generally reduce or, in the extreme, eliminate the interest received when short-term interest rates rise, and increase the interest received when short-term interest rates fall. These securities tend to underperform the market for fixed-rate bonds in a rising interest rate environment, but tend to outperform the market for fixed-rate bonds when interest rates decline. Shifts in long-term interest rates may, however, alter this tendency. The Portfolio's investment in inverse floaters also amplifies the effects of the Portfolio's use of leverage.

LEVERAGE RISK. Certain Portfolio transactions, such as derivatives, short sales, reverse repurchase agreements and inverse floaters, may give rise to a form of leverage and may expose the Portfolio to greater risk. Reverse repurchase agreements are transactions in which the Portfolio sells securities and simultaneously agrees to repurchase the securities in the future at a predetermined price. Leverage tends to magnify the effect of any decrease or increase in the value of the Portfolio's securities. The use of leverage may cause the Portfolio to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations.

SHORT SALES RISK. Short sales are transactions in which the Portfolio sells a security it does not own. To complete a short sale, the Portfolio must borrow the security to deliver to the buyer. The Portfolio is then obligated to replace the borrowed security by purchasing the security at the market price at the time of replacement. This price may be more or less than the price at which the security was sold by the Portfolio and the Portfolio will incur a loss if the price of the security sold short increases between the time of the short sale and the time the Portfolio replaces the borrowed security.

NON-DIVERSIFICATION RISK. The Portfolio is non-diversified and, as such, may divide its assets among fewer issuers than a diversified fund. This means that the Portfolio could increase its exposure to the risks of a given issuer.

MANAGEMENT RISK. The Portfolio is an actively managed fund. Any actively managed fund is subject to the risk that its investment adviser will make poor security selections. The Portfolio's investment adviser applies its own investment techniques and risk analyses in making investment decisions for the Portfolio, but there can be no guarantee that they will produce the desired results. In addition, the investment adviser's maturity and duration decisions also will affect the Portfolio's performance. To the extent that the investment adviser anticipates interest rate trends imprecisely, the Portfolio could also miss yield opportunities or its share price could fall.

TAXABLE INCOME RISK. The Portfolio may invest its assets in securities that generate income that is not exempt from federal income tax, including the federal alternative minimum tax. These investments may generate taxable income for shareholders.

12  Schwab Municipal Bond Shares TM

PERFORMANCE

Because this is a new fund, tables reflecting the Portfolio's annual total returns and average annual total return are not included. This information will appear in a future version of the Portfolio's prospectus.

PORTFOLIO FEES AND EXPENSES(1)

The table below describes fees and expenses that you may pay if you buy and hold shares of the Portfolio.

FEE TABLE (%)

SHAREHOLDER FEES
--------------------------------------------------------------------------------
                                                                          None

ANNUAL OPERATING EXPENSES (% of average net assets)
--------------------------------------------------------------------------------
Management fees                                                          0.XX*
Distribution (12b-1) fees                                                 None
Other expenses**                                                          0.XX
                                                                        -------
Total annual operating expenses                                           0.XX
Less expense reduction                                                   (0.XX)
                                                                        -------
NET OPERATING EXPENSES                                                    0.XX
                                                                        -------

* The amount under "Management fees" reflects the portion of the wrap fee attributable to the management of the Portfolio by CSIM. See Note (1) below.

** The amount under "Other expenses" is based on estimated amounts for the current fiscal year and represents the approximate amount of operating expenses of the Portfolio paid for by CSIM or Charles Schwab & Co. Inc. ("Schwab"). See Note (1) below.

*** CSIM and Schwab have agreed irrevocably to waive fees and reimburse or pay all operating expenses of the Portfolio, except for interest, taxes, and certain non-routine expenses.

EXAMPLE

Designed to help you compare expenses, the example below uses the same assumptions as other mutual fund prospectuses: a $10,000 investment, a 5% return each year and that the Portfolio's operating expenses remain the same. The expenses would be the same whether you stayed in the Portfolio or sold your shares at the end of each period. Your actual costs may be higher or lower.

EXPENSES ON A $10,000 INVESTMENT

      1 year                    3 years
 --------------------------------------------------------------------------------
        $0                         $0

(1) The table and expense example above show the expenses assuming that the Portfolio's net expenses will be 0%, which reflects that CSIM and Schwab have agreed to waive all fees and reimburse or pay all operating expenses of the Portfolio, except for interest, taxes, and certain non-routine expenses. The Portfolio is offered only as part of a wrap account for which CSIM acts as an investment adviser or sub-adviser, including those sponsored by Schwab and other broker-dealers and investment advisers unaffiliated with CSIM or Schwab. Participants in these wrap accounts pay a wrap fee to the sponsor. You should carefully read the brochure provided to you by the sponsor. The brochure is required to include information about the fees charged to you by the sponsor and the fees paid by the sponsor to CSIM and its affiliates. You pay no additional fees to purchase the Portfolio.

SCHWAB CALIFORNIA MUNICIPAL BOND SHARES TM

--------------------------------------------------------------------------------
INVESTMENT GOAL

THE PORTFOLIO SEEKS HIGH TOTAL RETURN CONSISTENT WITH THE PRESERVATION OF CAPITAL AND GENERATION OF INCOME THAT IS EXEMPT FROM FEDERAL AND CALIFORNIA PERSONAL INCOME TAX AND PRUDENT INVESTMENT MANAGEMENT.
--------------------------------------------------------------------------------


STRATEGY

To pursue its goal, the Portfolio normally invests at least 80% of its net assets in fixed income instruments whose interest is exempt from California personal and federal income tax (municipal securities). Municipal securities are issued by the State of California and its political subdivisions, their financing authorities and agencies. Municipal securities may also include fixed income instruments issued by an issuer located outside of California whose interest, in the opinion of bond counsel for the issuer at the time of issuance, is exempt from California personal and federal income tax. The Portfolio currently does not intend to invest in securities whose interest is subject to the federal alternative minimum tax.

The Portfolio invests at least 50% of its assets in bonds that are rated investment grade (in one of the four highest ratings categories) at the time of purchase by at least one major rating agency or, if unrated, are determined by CSIM to be of equivalent quality. The Portfolio may invest up to 50% of its assets in non-investment grade bonds rated B or higher at the time of purchase by at least one major rating agency or, if unrated, are determined by CSIM to be of equivalent quality. If a bond is downgraded below B, the Portfolio may continue to hold the bond unless the risk of holding the bond is unacceptable when compared to the bond's total return potential. Split-rated bonds are considered to have the higher credit rating.

The Portfolio may invest in fixed, variable or floating rate municipal securities of varying maturities, including general obligation and revenue bonds. The Portfolio may invest more than 25% of its assets in municipal securities financing similar projects, such as those relating to education, health care, transportation, and utilities. The Portfolio may also invest in municipal residual interest tender option bonds which are derivative instruments. Although volatile, municipal residual interest tender option bonds typically offer the potential for yields higher than those available on comparable fixed rate municipal bonds. The Portfolio may invest in other derivatives including, without limitation, futures, options, and swaps. A derivative is a financial contract whose value depends upon or is derived from the value of an underlying asset, reference rate or index. The Portfolio typically uses derivatives for risk management purposes and as a substitute for taking the position in an underlying asset. CSIM also may use investment techniques such as short sales and reverse repurchase agreements. Please see the Main risks section for a description of these investments.

The Portfolio may hold up to 100% of its assets in cash, cash equivalents and other short-term investments for temporary or defensive purposes. Temporary or defensive investments generally may include securities that pay taxable interest, including interest subject to the federal alternative minimum tax. The Portfolio may utilize such tactics when CSIM believes that market or economic interests are unfavorable for investors. Under such circumstances, the Portfolio may not achieve its investment objective.

The Portfolio sells bonds when CSIM believes it is appropriate to do so, regardless of how long the bonds have been held. Such sales may cause the Portfolio to experience high portfolio turnover and correspondingly increased transaction costs. The sales may also result in capital gain or loss, including short-term capital gain or loss (which is generally taxed as ordinary income). High portfolio turnover may adversely impact the Portfolio's performance.

MAIN RISKS

MARKET RISK. Bond markets and the values of securities owned by the Portfolio rise and fall daily. As with any investment whose performance is tied to these markets, the value of your investment in the Portfolio will fluctuate, which means that you could lose money.

INTEREST RATE RISK. The Portfolio is subject to the risk that interest rates rise and fall over time. As with any investment whose yield reflects current interest rates, the Portfolio's yield will change over time. During periods when interest rates are low, the Portfolio's yield (and total return) also may be low. When interest rates rise, bond prices usually fall which could cause the Portfolio's share price to fall.

MUNICIPAL SECURITIES RISK. The Portfolio primarily invests in municipal securities whose interest, in the opinion of the securities' counsel, is exempt from California personal and federal income tax, including the federal alternative minimum tax. Neither the investment adviser nor the Portfolio guarantees that this opinion is correct, and there is no assurance that the IRS will agree with such counsel's opinion. If certain types of investments the Portfolio buys as tax-exempt are later ruled to be taxable, a portion of the Portfolio's income could be taxable. National governmental actions, such as the elimination of tax-exempt status, also could affect performance. The Portfolio may be more sensitive to adverse economic, business or political developments if it invests a substantial portion of its assets in municipal securities financing similar projects. A change that affects one project, such as proposed legislation on the financing of the project, a shortage of the materials needed for the project, or a declining need for the project, may affect similar projects and the overall municipal securities market.

STATE-SPECIFIC RISK. Because the Portfolio primarily invests in a portfolio of California municipal securities, the Portfolio is more susceptible to political, economic, regulatory or other factors affecting issuers of California municipal securities. California has a diverse economic base that supports its creditworthiness but also makes the state vulnerable to challenges stemming from many sources including economic trends, legislative and legal actions as well as shifts in political views. The possibility exists that a natural disaster could create a major dislocation of the California economy and significantly affect the ability of state and local governments to raise money to pay principal and interest on their municipal securities.

CREDIT RISK. The Portfolio is subject to the risk that a decline in the credit quality of a portfolio investment could cause the Portfolio's share price to fall. Although the Portfolio invests primarily in investment-grade securities, the Portfolio could lose money if the issuer or guarantor of a Portfolio investment or the counterparty to a derivatives contract fails to make timely principal or interest payments or otherwise honor its obligations. Securities rated below investment-grade (junk bonds) involve greater risks of default or downgrade and are more volatile than investment-grade securities. Below investment-grade securities involve greater risk of price declines than investment-grade securities due to actual or perceived changes in an issuer's creditworthiness. In addition, issuers of below investment-grade securities may be more susceptible than other issuers to economic downturns. Such securities are subject to the risk that the issuer may not be able to pay interest or dividends and ultimately to repay principal upon maturity. Discontinuation of these payments could substantially adversely affect the market value of the security.

PREPAYMENT AND EXTENSION RISK. The Portfolio's investments are subject to the risk that the securities may be paid off earlier or later than expected. Either situation could cause the Portfolio to hold securities paying lower-than-market rates of interest, which could hurt the Portfolio's yield or share price. In addition, rising interest rates tend to extend the duration of certain fixed income securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, the Portfolio may exhibit additional volatility. This is known as extension risk. When interest rates decline, borrowers may pay off their fixed income securities

16 Schwab California Municipal Bond Shares TM sooner than expected. This can reduce the returns of the Portfolio because the Portfolio will have to reinvest that money at the lower prevailing interest rates. This is known as prepayment risk.

DERIVATIVES RISK. The Portfolio may use derivatives to enhance returns or hedge against market declines. A future is an agreement to buy or sell a financial instrument at a specific price on a specific day. An option is the right to buy or sell an instrument at a specific price before a specific date. A swap is an agreement whereby two parties agree to exchange payment streams calculated in relation to a rate, index, instrument or certain securities and a predetermined amount.

The Portfolio's use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Certain of these risks, such as credit risk, leverage risk, market risk and management risk, are discussed elsewhere in this section. The Portfolio's use of derivatives is also subject to liquidity risk, lack of availability risk, valuation risk, correlation risk and tax risk. Liquidity risk is the risk that the Portfolio may not be able to purchase or liquidate a particular derivative at an advantageous time or place. Lack of availability risk is the risk that suitable derivative transactions may not be available in all circumstances for risk management or other purposes. Valuation risk is the risk that a particular derivative may be valued incorrectly. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Tax risk is the risk that the use of derivatives may cause the Portfolio to realize higher amounts of short-term capital gain. These risks could cause the Portfolio to lose more than the principal amount invested.

MUNICIPAL RESIDUAL INTEREST TENDER OPTION BOND RISK. Municipal residual interest tender option bonds pay interest at rates that bear an inverse relationship to the interest rate on another security (inverse floaters). An investment in inverse floaters may involve greater risk than an investment in a fixed-rate municipal bond because changes in the interest rate on the other security inversely affect the residual interest paid on the inverse floater; and, therefore, the value of an inverse floater is generally more volatile than that of a fixed-rate bond. Inverse floaters have interest rate adjustment formulas which generally reduce or, in the extreme, eliminate the interest received when short-term interest rates rise, and increase the interest received when short-term interest rates fall. These securities tend to underperform the market for fixed-rate bonds in a rising interest rate environment, but tend to outperform the market for fixed-rate bonds when interest rates decline. Shifts in long-term interest rates may, however, alter this tendency. The Portfolio's investment in inverse floaters also amplifies the effects of the Portfolio's use of leverage.

LEVERAGE RISK. Certain Portfolio transactions, such as derivatives, short sales, reverse repurchase agreements and inverse floaters, may give rise to a form of leverage and may expose the Portfolio to greater risk. Reverse repurchase agreements are transactions in which the Portfolio sells securities and simultaneously agrees to repurchase the securities in the future at a predetermined price. Leverage tends to magnify the effect of any decrease or increase in the value of the Portfolio's securities. The use of leverage may cause the Portfolio to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations.

SHORT SALES RISK. Short sales are transactions in which the Portfolio sells a security it does not own. To complete a short sale, the Portfolio must borrow the security to deliver to the buyer. The Portfolio is then obligated to replace the borrowed security by purchasing the security at the market price at the time of replacement. This price may be more or less than the price at which the security was sold by the Portfolio and the Portfolio will incur a loss if the price of the security sold short increases between the time of the short sale and the time the Portfolio replaces the borrowed security.

NON-DIVERSIFICATION RISK. The Portfolio is non-diversified, and, as such, it may divide its assets among fewer issuers than a diversified fund. This means that the Portfolio could increase its exposure to the risks of a given issuer.

MANAGEMENT RISK. The Portfolio is an actively managed fund. Any actively managed fund is subject to the risk that its investment adviser will make poor security selections. The Portfolio's investment adviser applies its own investment techniques and risk analyses in making investment decisions for the Portfolio, but there can be no guarantee that they will produce the desired results. In addition, the investment adviser's maturity and duration decisions also will affect the Portfolio's performance. To the extent that the investment adviser anticipates interest rate trends imprecisely, the Portfolio could also miss yield opportunities or its share price could fall.

TAXABLE INCOME RISK. The Portfolio may invest its assets in securities that generate income that is not exempt from California personal and federal income tax, including the federal alternative minimum tax. These investments may generate taxable income for shareholders.

18  Schwab California Municipal Bond Shares TM

PERFORMANCE

Because this is a new fund, tables reflecting the Portfolio's annual total returns and average annual total return are not included. This information will appear in a future version of the Portfolio's prospectus.

PORTFOLIO FEES AND EXPENSES(1)

The table below describes fees and expenses that you may pay if you buy and hold shares of the Portfolio.

FEE TABLE (%)

SHAREHOLDER FEES
--------------------------------------------------------------------------------
                                                                          None

ANNUAL OPERATING EXPENSES (% of average net assets)
--------------------------------------------------------------------------------
Management fees                                                           0.XX*
Distribution (12b-1) fees                                                 None
Other expenses**                                                          0.XX
                                                                         -----
Total annual operating expenses                                           0.XX
Less expense reduction                                                   (0.XX)

                                                                         -----
NET OPERATING EXPENSES                                                    0.XX
                                                                         -----

* The amount under "Management fees" reflects the portion of the wrap fee attributable to the management of the Portfolio by CSIM. See Note (1) below.

** The amount under "Other expenses" is based on estimated amounts for the current fiscal year and represents the approximate amount of operating expenses of the Portfolio paid for by CSIM or Charles Schwab & Co. Inc. ("Schwab"). See Note (1) below.

*** CSIM and Schwab have agreed irrevocably to waive fees and reimburse or pay all operating expenses of the Portfolio, except for interest, taxes, and certain non-routine expenses.

EXAMPLE

Designed to help you compare expenses, the example below uses the same assumptions as other mutual fund prospectuses: a $10,000 investment, a 5% return each year and that the Portfolio's operating expenses remain the same. The expenses would be the same whether you stayed in the Portfolio or sold your shares at the end of each period. Your actual costs may be higher or lower.

EXPENSES ON A $10,000 INVESTMENT

      1 year             3 years
--------------------------------------------------------------------------------
        $0                  $0

(1) The table and expense example above show the expenses assuming that the Portfolio's net expenses will be 0%, which reflects that CSIM and Schwab have agreed to waive all fees and reimburse or pay all operating expenses of the Portfolio, except for interest, taxes, and certain non-routine expenses. The Portfolio is offered only as part of a wrap account for which CSIM acts as an investment adviser or sub-adviser, including those sponsored by Schwab and other broker-dealers and investment advisers unaffiliated with CSIM or Schwab. Participants in these wrap accounts pay a wrap fee to the sponsor. You should carefully read the brochure provided to you by the sponsor. The brochure is required to include information about the fees charged to you by the sponsor and the fees paid by the sponsor to CSIM and its affiliates. You pay no additional fees to purchase the Portfolio.

                  PORTFOLIO MANAGEMENT

                  The investment adviser for the Portfolios is Charles Schwab Investment Management, Inc., 101 Montgomery Street, San Francisco, CA 94104. Founded in 1989, the firm today serves as investment adviser for all of the Schwab Funds and Laudus Funds. The firm manages assets for more than XXX million accounts. (All figures on this page are as of XXXX.)

                  The Portfolios have been established to be offered and sold exclusively to clients of certain wrap account programs for which CSIM acts as an investment adviser or sub-adviser pursuant to a written advisory agreement. In a wrap account program, a client typically pays a single fee that is structured as an "all in" fee that covers virtually all services and expenses related to the program (including investment advice, custody, brokerage, etc.). The sponsor, in turn, pays CSIM a single investment advisory fee.

                  KIMON DAIFOTIS, CFA, a senior vice president and chief investment officer of fixed income portfolio management for CSIM, has overall responsibility for management of the Portfolios. He joined the firm in September 1997 and has worked in fixed-income asset management and research since 1982.


                  JOANNE LARKIN, a vice president and senior portfolio manager of CSIM, has overall responsibility for the day-to-day management of the Schwab Municipal Bond Shares and Schwab California Municipal Bond Shares. She joined the firm in February 1992 and has worked in fixed-income portfolio management since 1984.



                  MATTHEW HASTINGS, CFA, a vice president and senior portfolio manager of CSIM, has day-to-day co-responsibility for the management of the Schwab Bond Shares. He joined the firm in 1999 and has worked in fixed-income asset management since 1996.


                  STEVEN HUNG, a director and portfolio manager of CSIM, has day-to-day co-responsibility for the management of the Schwab Bond Shares. He joined the firm in 1998 and has worked in fixed-income asset management since 1999.

                  Additional information about the portfolio managers' compensation, other accounts managed by the portfolio managers and the portfolio managers' ownership of securities in each Portfolio is available in the Statement of Additional Information.

PURCHASES AND REDEMPTIONS

ELIGIBLE INVESTORS


The Portfolios are only offered to investors who maintain fixed income wrap accounts advised or sub-advised by CSIM ("eligible investors") and are not available as direct investments. Shares may be purchased only by or on behalf of a wrap account when CSIM or its affiliates has an agreement with the wrap program sponsor (including Charles Schwab & Co.) to serve as an adviser or sub-adviser to the account ("Wrap Adviser"). For more information on Schwab wrap accounts, call XXXXXXXXXXX or visit the Schwab web site at www.schwab.com.

MINIMUM AND MAXIMUM INVESTMENTS


The Portfolios do not require any minimum or maximum investment amounts. However, the Wrap Adviser will have its own minimum or maximum investment requirements with respect to the wrap accounts. In addition, the wrap account program sponsors may impose additional or different conditions on purchases, redemptions or exchanges of Portfolio shares.

HOW TO PURCHASE SHARES


Shares of the Portfolios may be purchased only at the direction of the Wrap Adviser for such wrap account. Purchase orders on behalf of a wrap account client must be submitted to the Portfolios' transfer agent in accordance with the instructions included in the Portfolios' account application. Purchase orders will not be processed unless the account application and purchase payment are received in good order. If a wrap account client fails to provide all the required information requested in the current account application, the Wrap Adviser will not be able to process any purchase orders on behalf of that client.

Purchases of a Portfolio's shares will normally be permitted only in full shares, but may be permitted in fractional shares under certain circumstances. Certificates for shares will not be issued. Each Portfolio reserves the right, in its sole discretion, to suspend the offering of shares or to reject any purchase order, in whole or in part, when, in its judgment, such suspension or rejection is in the best interests of such Portfolio and its shareholders.

HOW TO REDEEM SHARES


Shares of the Portfolios may be redeemed only at the direction of the Wrap Adviser for such wrap account. The Portfolios intend to redeem shares held by or on behalf of a shareholder who ceases to be an eligible investor (as described above) and each wrap account client on whose behalf the Wrap Adviser has purchased Portfolio shares agrees to any such redemption. Best efforts will be made to provide the applicable wrap account program sponsor with advance notice of any such redemption on behalf of the client.

TIMING AND METHOD OF PAYMENT


The Portfolios normally will send redemption proceeds out within one business day and in any event no more than seven days after acceptance of a redemption request. Redemption proceeds will generally be sent by wire transfer, but may also be paid by check. The Portfolios reserve the right to suspend the right to redeem shares and delay sending proceeds, during times when trading on the NYSE is restricted or halted, or as otherwise permitted by the SEC.

REDEMPTIONS IN KIND


Although the Portfolios generally intend to pay redemption proceeds solely in cash, the Portfolios reserve, in their sole discretion, the right to pay any redemption proceeds, in whole or part, by a distribution in kind of liquid securities to the extent permitted by law. A shareholder may incur transaction expenses in converting the securities received to cash.

22  Investing in the Portfolios

TRANSACTION POLICIES

THE PORTFOLIOS ARE OPEN FOR BUSINESS EACH DAY THAT THE NEW YORK STOCK EXCHANGE
(NYSE) IS OPEN. A Portfolio calculates its share price each business day as of the close of the NYSE (generally 4 p.m. Eastern time). A Portfolio's share price is its net asset value per share, or NAV, which is the Portfolio's net assets divided by the number of its shares outstanding.

Orders to buy, sell or exchange shares placed by the Wrap Adviser that are received in good order prior to the close of a Portfolio (generally 4 p.m. Eastern time) will be executed at the share price calculated that day. Orders to buy shares that are accepted prior to the close of a Portfolio generally will receive the next day's dividend. Orders to sell or exchange shares that are accepted and executed prior to the close of a Portfolio on a given day generally will receive that day's dividend.

In valuing securities, the Portfolios use market quotes if they are readily available. In cases where quotes are not readily available or CSIM deems them to be unreliable, the Portfolios may value securities based on fair values developed using methods approved by the Portfolios' Board of Trustees.

When valuing certain fixed income securities with remaining maturities of more than 60 days, the Portfolios may use values of the securities provided by a third party pricing service. The pricing services may value fixed income securities at an evaluated price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. When valuing fixed income securities with remaining maturities of 60 days or less, the Portfolio may use the security's amortized cost, which approximates the security's market value.

The Board of Trustees has adopted procedures to fair value each Portfolio's securities when market prices are not "readily available" or are unreliable. For example, a Portfolio may fair value a security when a security is de-listed or its trading is halted or suspended; when a security's primary pricing source is unable or unwilling to provide a price; when a security's primary trading market is closed during regular market hours; or when a security's value is materially affected by events occurring after the close of the security's primary trading market.

By fair valuing securities whose prices may have been affected by events occurring after the close of trading, each Portfolio seeks to establish prices that investors might expect to realize upon the current sales of these securities. This methodology is designed to deter "arbitrage" market timers, who seek to exploit delays between the change in the value of a Portfolio's holdings and the net asset value of the Portfolio's shares, and seeks to ensure that the prices at which the Portfolio's shares are purchased and redeemed are fair and do not result in dilution of shareholder interest or other harm to shareholders.

Each Portfolio makes fair value determinations in good faith in accordance with the Portfolio's valuation procedures. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a Portfolio could obtain the fair value assigned to the security upon the sale of such security.

POLICY REGARDING SHORT-TERM OR EXCESSIVE TRADING


The Portfolios' Board of Trustees has not adopted any policies and procedures that would limit frequent purchases and redemptions of the Portfolios' shares. The Board believes that it is not appropriate to adopt any such policies and procedures because the Portfolios are used only as underlying investments of wrap accounts that also invest in individual securities and other investments. As a result, Portfolio shares may be purchased or redeemed only at the direction of the Wrap Adviser on a frequent basis for rebalancing purposes, to invest new monies or accommodate withdrawals from the account, and it is not expected that the Portfolios would be vulnerable to market timing or other types of abusive trading. However, the Portfolios' policies and procedures do provide each Portfolio with the right to reject any purchase or exchange orders for any reason, including orders which appear to be associated with market timing activities.

PORTFOLIO HOLDINGS INFORMATION


A description of the Portfolios' policies and procedures with respect to the disclosure of the Portfolios' securities is available in the Portfolios' Statement of Additional Information.

24  Investing in the Portfolios

DISTRIBUTIONS AND TAXES

ANY INVESTMENT IN THE PORTFOLIOS TYPICALLY INVOLVES SEVERAL TAX CONSIDERATIONS. The information below is meant as a general summary for U.S. citizens and residents. Because each person's tax situation is different, you should consult your tax advisor about the tax implications of your investment in a Portfolio. You also can visit the Internal Revenue Service (IRS) web site at www.irs.gov.

AS A SHAREHOLDER, YOU ARE ENTITLED TO YOUR SHARE OF THE DIVIDENDS AND GAINS YOUR PORTFOLIO EARNS. Each Portfolio distributes to its shareholders substantially all of its net investment income and net capital gains, if any. Each Portfolio declares a dividend every business day, based on its determination of its net investment income. Each Portfolio pays its dividends on the last business day of every month. The Portfolios expect to pay any capital gain distributions every year, typically in December, to all shareholders of record. During the fourth quarter of the year, typically in early November, an estimate of each Portfolio's year-end distribution, if any, may be made available on the Portfolios' website: www.schwab.com/schwab/schwabfunds.

The Schwab Bond Shares net investment income and short-term capital gains are distributed as dividends and are taxable as ordinary income. Other capital gain distributions are taxable as long-term capital gains, regardless of how long you have held your shares in a fund.

Typically, dividends of the Schwab Municipal Bond Shares and Schwab California Municipal Bond Shares are exempt from federal income tax, but are subject to state and local income taxes. A portion of these Portfolios' dividends may be exempt from state or local income taxes, depending on the extent to which the Portfolios invest in bonds that are tax-exempt in your state. Dividends from the Schwab California Municipal Bond Shares typically are also exempt from California personal income taxes. To the extent these Portfolios invest in securities subject to the federal alternative minimum tax, shareholders who are subject to the federal alternative minimum tax may have to pay this tax on some or all dividends received from the Portfolio. These Portfolios may also invest a portion of their assets in securities that generate income that is not exempt from federal or state income tax.

Each Portfolio's capital gain distributions, if any, generally are taxable in the tax year in which they are declared, whether you reinvest them or take them in cash

DIVIDENDS DERIVED FROM U.S. GOVERNMENT SECURITIES ARE GENERALLY EXEMPT FROM STATE AND LOCAL INCOME TAXES. However, some states may limit this benefit, and some agency-backed securities may not qualify for tax-exempt status.

GENERALLY, ANY SALE OR EXCHANGE OF YOUR SHARES IS A TAXABLE EVENT. A sale may result in a capital gain or loss for you. The gain or loss generally will be treated as short-term if you held the shares for 12 months or less, long-term if you held the shares longer.

For tax purposes, an exchange between Portfolios is considered a sale.

AT THE BEGINNING OF EVERY YEAR, THE PORTFOLIOS PROVIDE SHAREHOLDERS WITH INFORMATION DETAILING THE TAX STATUS OF ANY DISTRIBUTIONS a Portfolio paid during the previous calendar year, including a breakdown of the Portfolio's income from each state. Schwab customers also receive information on distributions and transactions in their monthly account statements.

SCHWAB CUSTOMERS WHO SELL PORTFOLIO SHARES typically will receive a report that calculates their gain or loss using the "average cost" single-category method. This information is not reported to the IRS, and you still have the option of calculating gains or losses using any other methods permitted by the IRS.

As noted above, CSIM and Schwab have agreed irrevocably to waive fees and reimburse or pay all operating expenses of each Portfolio. The wrap programs' participants investing in a Portfolio may be charged different rates of wrap level fees depending on the different levels and types of services to be provided pursuant to their wrap account program agreements. This fee arrangement raises the question of whether the Internal Revenue Service (IRS) or a court might attribute these differing wrap account payment rates to a Portfolio in light of the fact that, although the Portfolio is structured to have a management fee, CSIM and Schwab have agreed irrevocably to waive all fees and reimburse or pay all operating expenses (except for interest, taxes, and certain non-routine expenses) for each Portfolio. Such a position, if asserted, could raise issues of whether the structure produces preferential dividends and, in turn, whether a Portfolio qualifies to be taxed as a regulated investment company. Failure to so qualify would cause all of a Portfolio's taxable income (including its net capital gain) to be subject to federal corporate tax at regular rates without any deduction for distributions to shareholders, and such distributions would be taxable as ordinary dividends to the extent of a Portfolio's current and accumulated earnings and profits.

Each Portfolio believes that the fee arrangement does not result in the payment of a preferential dividend because all investors in a Portfolio are bearing the same level of management fee as part of their wrap account level fees. You should be aware, however, that there is no authority on point. If the IRS or a court were to take a contrary position, a Portfolio's fee arrangement could cause the dividends paid by the Portfolio not to qualify for the dividends-paid deduction because they were considered preferential dividends. In that case, the Portfolios would each fail to qualify as a regulated investment company. Please see the Statement of Additional Information for more information regarding this issue as well as the consequences to a Portfolio if it did not qualify as a regulated investment company.

26  Investing in the Portfolios

YOU SHOULD CONSULT YOUR TAX ADVISOR ABOUT THE FEDERAL, STATE, LOCAL, OR FOREIGN TAX CONSEQUENCES OF YOUR INVESTMENT IN A PORTFOLIO.

NOTES

   TO LEARN MORE

   This prospectus contains important information on the Portfolios and should be read and kept for reference. You also can obtain more information from the following sources.

   ANNUAL AND SEMI-ANNUAL REPORTS, which are mailed to current Portfolio investors, discuss recent performance and portfolio holdings.

   The STATEMENT OF ADDITIONAL INFORMATION (SAI) includes a more detailed discussion of investment policies and the risks associated with various investments. The SAI is incorporated by reference into the prospectus, making it legally part of the prospectus.

   For a free copy of any of these documents or to request other information or ask questions about the Portfolios, call Schwab Funds(R) at 1-800-435-4000. In addition, you may visit Schwab Funds' web site at www.schwab.com/schwab/schwabfunds to obtain a free copy of a SAI or an annual or semi-annual report.

   The SAI, as well as the Portfolios' annual and semi-annual reports, and other related materials are available from the EDGAR Database on the SEC's web site (http://www.sec.gov). You can obtain copies of this information, after paying a duplicating fee, by sending a request by e-mail to publicinfo@sec.gov or by writing the Public Reference Section of the SEC, Washington, D.C. 20549-0102. You can also review and copy information about the Portfolios, including the Portfolios' SAI, at the SEC's Public Reference Room in Washington, D.C. Call 1-202-551-8090 for information on the operation of the SEC's Public Reference Room.



   SEC FILE NUMBER

    Schwab Managed Account Portfolios         811-6200




   REG     FLT-

SCHWAB MANAGED ACCOUNT PORTFOLIOS

PROSPECTUS
September 15, 2006


                                                           [CHARLES SCHWAB LOGO]

                       STATEMENT OF ADDITIONAL INFORMATION

                               SCHWAB INVESTMENTS

                              Schwab Bond Shares TM
                         Schwab Municipal Bond Shares TM
                   Schwab California Municipal Bond Shares TM

                               SEPTEMBER 15, 2006

The Statement of Additional Information (SAI) is not a prospectus. It should be read in conjunction with the funds' prospectus dated September 15, 2006 (as amended from time to time).

To obtain a free copy of the prospectus, please contact Schwab Funds(R) at 1-800-435-4000, day or night, or write to the funds at P.O. Box 3812, Englewood, CO 80155-3812. For TDD service call 1-800-345-2550, day or night. The prospectus also may be available on the Internet at: http://www.schwab.com/schwabfunds.

The funds are series of Schwab Investments (the Trust). The Trust, The Charles Schwab Family of Funds, Schwab Capital Trust and Schwab Annuity Portfolios are collectively referred to as the "Schwab Funds".

These funds were designed by Charles Schwab Investment Management, Inc. (CSIM) for use exclusively within separately managed fixed income accounts for which CSIM acts as manager and are not available as direct investments.

                                TABLE OF CONTENTS

                                                                            Page
                                                                            ----
INVESTMENT OBJECTIVES, STRATEGIES, SECURITIES, RISKS AND
LIMITATIONS.......................................................
MANAGEMENT OF THE FUNDS...........................................
DESCRIPTION OF PROXY VOTING POLICY AND PROCEDURES.................
CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES...............
INVESTMENT ADVISORY AND OTHER SERVICES............................
BROKERAGE ALLOCATION AND OTHER PRACTICES..........................
DESCRIPTION OF THE TRUST..........................................
PURCHASE, REDEMPTION, DELIVERY OF SHAREHOLDER DOCUMENTS
AND PRICING OF SHARES.............................................
TAXATION..........................................................
APPENDIX - RATINGS OF INVESTMENT SECURITIES.......................

INVESTMENT OBJECTIVES, STRATEGIES, SECURITIES, RISKS AND LIMITATIONS

                              INVESTMENT OBJECTIVES

SCHWAB BOND SHARES TM

The portfolio's investment objective is to seek high total return

SCHWAB MUNICIPAL BOND SHARES TM

The portfolio's investment objective is to seek high total return

SCHWAB CALIFORNIA MUNICIPAL BOND SHARES TM

The portfolio's investment objective is to seek high total return

                         CHANGE OF INVESTMENT OBJECTIVE

The funds' investment objectives may be changed by vote of a majority of its outstanding voting shares. A majority vote of outstanding securities of a fund means the vote, at an annual or a special meeting of shareholders of a fund where (a) of 67% or more of the voting securities present at the meeting, if the shareholders of more than 50% of the outstanding securities of a fund are present or represented by proxy, or (b) of more than 50% of the outstanding voting securities of a fund, whichever is less.

There is no guarantee that the funds will achieve their investment objectives.

                         CHANGE TO 80% INVESTMENT POLICY

Under normal circumstances, Schwab Bond Shares invests at least 80% of its assets in fixed income instruments ("bonds") of varying maturities. Under normal circumstances, Schwab Municipal Bond Shares invests at least 80% of its assets in fixed income instruments whose interest CSIM believes is exempt from federal income tax. Under normal circumstance, Schwab California Municipal Bond Shares invests at least 80% of its net assets in fixed income instruments whose interest CSIM believes is exempt from California and federal income tax. The 80% investment policies of the Schwab Municipal Bond Shares and Schwab California Municipal Bond Shares may only be changed by shareholders. Schwab Bond Shares will notify its shareholders at least 60 days before changing its 80% investment policy. For purposes of these policies, net assets mean net assets plus the amount of any borrowings for investment purposes.

                       INVESTMENTS, RISKS AND LIMITATIONS

The following descriptions of investment securities, risks and limitations supplement those set forth in the prospectus and may be changed without shareholder approval unless otherwise noted. The funds will invest in securities or engage in techniques that are intended to help achieve its investment objective.

AUCTION-RATE SECURITIES ("ARS") are long-term variable rate bonds whose interest rates reset at specific shorter frequencies through a Dutch auction process. A Dutch auction is a competitive bidding process used to determine rates on each auction date. Bids are submitted to the auction agent. The winning bid rate is the rate at which the auction "clears", meaning the lowest possible interest rate that equals the cumulative total of securities demanded (buyers) to the amount auctioned (sellers). New buyers wishing to purchase ARS may submit a bid at a specified rate on the day of the auction. Holders of the bonds will be notified of the indicative market rate. All accepted bids receive the same interest rate.

Owners of ARS have the option to (i) hold: elect to hold an existing position regardless of what the new rate might be; (ii) Bid: submit a bid to hold an existing position at a specified rate; or (iii) Sell: request to sell an existing position regardless of the rate set at the auction.

Interest rates are generally reset every 7 or 28 days for taxable issues and every 35 days for tax-exempt issues. Most ARS pay interest on the business day following the auction; however, some may have quarterly or semi-annual coupons and trade with accrued interest. ARS settle on the business day following the auction. ARS holders do not have the right to "put" their securities back to the issuer, but rather rely on the liquidity generated by the Dutch auction. Due to this lack of a dedicated liquidity facility, ARS are very credit sensitive.

BANKERS' ACCEPTANCES or notes are credit instruments evidencing a bank's obligation to pay a draft drawn on it by a customer. These instruments reflect the obligation both of the bank and of the drawer to pay the full amount of the instrument upon maturity. A fund will invest only in bankers' acceptances of banks that have capital, surplus and undivided profits in excess of $100 million.

BOND SUBSTITUTION is a strategy whereby a fund may, from time to time, substitute one type of investment-grade bond for another. This means that, as an example, a fund may have a higher weighting in corporate bonds and a lower weighting in U.S. Treasury securities than its index in order to increase income. This particular substitution - a corporate bond substitution - may increase a fund's credit risk, although this may be mitigated through increased diversification in the corporate sector of the bond market.

BORROWING may subject a fund to interest costs, which may exceed the interest received on the securities purchased with the borrowed funds. A fund normally may borrow at times to meet redemption requests rather than sell portfolio securities to raise the necessary cash. Borrowing can involve leveraging when securities are purchased with the borrowed money. To avoid this, a fund will earmark or segregate assets to cover such borrowings in accordance with positions of the Securities and Exchange Commission (the SEC). A fund may borrow money from banks and make other investments or engage in other transactions permissible under the Investment

Company Act of 1940, (the 1940 Act) which may be considered a borrowing (such as mortgage dollar rolls and reverse repurchase agreements).

A fund may establish lines-of-credit (lines) with certain banks by which it may borrow funds for temporary or emergency purposes. A borrowing is presumed to be for temporary or emergency purposes if it is repaid by a fund within 60 days and is not extended or renewed. The funds intend to use the lines to meet large or unexpected redemptions that would otherwise force the funds to liquidate securities under circumstances which are unfavorable to a fund's remaining shareholders. The funds will pay a fee to the bank for using the lines.

CALIFORNIA MUNICIPAL SECURITIES are municipal securities issued by or on behalf of, the State of California, or its counties, municipalities, authorities or other subdivisions. The Schwab California Municipal Shares is a state-specific municipal fund that invests substantially all of its assets in California Municipal Securities. The other funds also may invest a portion of their assets in California Municipal Securities but will not invest substantially all of their assets in such securities.

The following information is a brief summary of certain factors affecting the economy of the State of California. This information is derived from information that was published prior to the date of this SAI and does not purport to be a complete current description of such factors, nor does it represent a complete analysis of every factor affecting debt obligations of California. Such information has not been independently verified. The information is not intended to indicate continuing or future trends in the condition, financial or otherwise, of California or other issuers of California's municipal securities. In addition, the ratings of Moody's Investor Service ("Moody's"), Standard & Poor's ("S&P") and Fitch, Inc. ("Fitch") referred to below represent their opinions as to the quality of the municipal bonds they rate. It should be emphasized, however, that ratings are general and are not absolute standards of quality and are subject to change.

By many measures the State of California (sometimes referred to herein as the "State") is both sizable and diverse. California is the largest state in the union and among the largest economies in the world. The State's geography and position on the edge of the Pacific Rim lends itself to a vast array of economic activity. Major components of the State's economy include high technology, trade, entertainment, agriculture, tourism, construction and services. While this diverse economic base is a fundamental strength for the State and supports its creditworthiness, it also makes the State vulnerable to challenges stemming from many sources including economic trends, legislative and legal actions as well as shifts in political views.

Within the State's borders are areas of geological instability that have in the past experienced major earthquakes resulting in significant economic damage. It is impossible to predict the time, magnitude or location of a major earthquake or its effect on the California economy. In January 1994, a major earthquake struck the Los Angeles area, causing significant damage in a four county area. The possibility exists that another such earthquake could create a major dislocation of the California economy and significantly affect State and local government budgets.

Since early 2001, the State has faced severe financial challenges, which may continue for several years. The recession in 2001 and sluggish economic growth in 2002 and 2003 (with greatest impacts in the high technology, internet, and telecommunications sectors, especially in Northern California, and the attendant adverse impact on stock market valuations) led to a substantial decline in General Fund revenues that was not adequately addressed by either a proportionate cut in State spending or increase in taxes or other revenues.

At a special election held in October 2003, the Governor of the State, Gray Davis, was recalled and replaced by Arnold Schwarzenegger, who took office in November. Governor Schwarzenegger sponsored the California Economic Recovery Bond Act ("Proposition 57"), which was approved by voters statewide in March 2004. Proposition 57 authorized the issuance of up to $15 billion in economic recovery bonds to finance the negative General Fund reserve balance as of June 30, 2004, and other General Fund obligations undertaken prior to June 30, 2004. Repayment of the economic recovery bonds is secured by a pledge of revenues from a one-quarter cent increase in the State's sales and use tax starting July 1, 2004. Fifty percent, or up to $5 billion of future deposits in a deficit recovery fund created by the Balanced Budget Amendment, approved by Proposition 58, may be used to repay the economic recovery bonds. In addition, as voter-approved general obligation bonds, the economic recovery bonds will be secured by the State's full faith and credit in the event the dedicated revenue is insufficient to repay the bonds.

In May and June 2004, the State issued $10.9 billion of economic recovery bonds, which resulted (due to the sale of bonds at a premium) in the deposit of net proceeds in the General Fund of approximately $11.3 billion. The State may issue the remainder of authorized economic recovery bonds in future fiscal years.

According to the 2005 Budget Act passed in July 2005, revenues and transfers for 2004-05 were estimated to be $79.9 billion with $81.7 billion in expenditures. As a result of greater than expected revenues, California ended fiscal year 2004-05 with a positive General Fund balance of $7.5 billion.

The 2005 Budget Act forecasts $84.5 billion in General Fund revenues and transfers and $90.0 billion in expenditures in fiscal year 2005-06. The 2005 Budget Act projects that by utilizing part of the prior fiscal year's General Fund balance the General Fund will end the year with a positive balance of $1.9 billion. According to the 2005 Budget Act, the revenue projections assume continued but moderating growth in California's economy.

An initiative constitutional amendment - titled by its authors as the "California Live Within Our Means Act" ("Proposition 76") - has qualified for the ballot in a special election called by the Governor on November 8, 2005. The Governor has endorsed Proposition 76. If approved by a majority of the voters at the special election, Proposition 76 would make a number of significant changes in the State's budget process, including, but not limited to, limits to the annual growth in State spending, mid-year spending reductions in the event of falling General Fund revenues and continuations of the prior fiscal year's budget in the event the State does not have budget in effect at the beginning of a fiscal year. Proposition 78 would also prohibit budget borrowing from special funds, even during a budget crisis.

It cannot be predicted what actions will be taken in the future by the State Legislature and the Governor to deal with changing State revenues and expenditures. The State budget will be affected by national and State economic conditions and other factors.

As of October 11, 2005, the State's general obligation bonds were rated A2 by Moody's, A by Standard & Poor's, and A by Fitch. Upon the Governor's approval of the 2005 Budget Act, Fitch raised the rating on the State's outstanding general obligation bonds to A from A-. Also upgraded, to A- from BBB+, were the ratings on bonds issued by several State agencies but supported by State resources. At the same time, Moody's upgraded the State's general obligation bonds to A2 from A3, while maintaining the State's positive rating outlook. The upgrade reflects a continuing favorable trend of recovery in the State's economy and tax revenues, better than expected financial performance in 2004-05, and a moderately improved financial outlook for 2005-06 and beyond. The July 2005 rating action by Fitch and Moody's affects $36.5 billion of outstanding general obligation bonds, $5.7 billion of General Fund-supported lease revenue bonds, and $2.5 billion of General Fund-enhanced tobacco settlement bonds. It is not presently possible to determine whether, or the extent to which, Moody's, Standard & Poor's or Fitch will change such ratings in the future. It should be noted that the creditworthiness of obligations issued by local California issuers may be unrelated to the creditworthiness of obligations issued by the State, and there is no obligation on the part of the State to make payment on such local obligations in the event of default.

The primary units of local government in California are the counties, ranging in population from 1,200 (Alpine) to approximately 10,000,000 (Los Angeles). The fiscal condition of local governments has been constrained since the enactment of "Proposition 13" in 1978 and later constitutional amendments, which reduced and limited the future growth of property taxes and limited the ability of local governments to impose "special taxes" (those devoted to a specific purpose) without two-thirds voter approval. Proposition 218, another initiative constitutional amendment enacted in 1996, further limited the ability of local governments to impose or raise various taxes, fees, charges and assessments without voter approval. Counties, in particular, have had fewer options to raise revenues than many other local government entities, and have been required to maintain many services. Some local governments in California have experienced notable financial difficulties, including Los Angeles County and Orange County, and there is no assurance that any California issuer will make full or timely payments of principal or interest or remain solvent.

The State is subject to an annual appropriations limit imposed by Article XIII B of the State Constitution (the "Appropriations Limit"). The Appropriations Limit does not restrict appropriations to pay debt service on voter-authorized bonds.
Article XIII B prohibits the State from spending "appropriations subject to limitation" in excess of the Appropriations Limit. On November 8, 1988, voters of the State approved Proposition 98, a combined initiative constitutional amendment that changed State funding of public education below the university level and the operation of the State appropriations funding, primarily by guaranteeing K-14 schools a minimum share of General Fund revenues. Proposition 98 also contains provisions transferring certain State tax revenues in excess of the Article XIII B limit to K-14 schools.

Because of the complexities of Article XIII B, the ambiguities and possible inconsistencies in its terms, the applicability of its exceptions and exemptions and the impossibility of predicting future appropriations, the impact of this or related legislation cannot be predicted.

Other Constitutional amendments affecting State and local taxes and appropriations have been proposed from time to time. If any such initiatives are adopted, the State could be pressured to provide additional financial assistance to local Governments or appropriate revenues as mandated by such initiatives. Propositions such as Proposition 98 and others that may be adopted in the future, may place increasing pressure on the State's budget over future years, potentially reducing resources available for other State programs, especially to the extent the Article XIII B spending limit would restrain the State's ability to fund such other programs by raising taxes.

The State of California is a party to numerous legal proceedings, many of which normally occur in governmental operations. In addition, the State is involved in certain other legal proceedings that, if decided against the State might require the State to make significant future expenditures or impair future revenue sources. Because of the prospective nature of these proceedings, it is not presently possible to predict the outcome of such litigation or estimate the potential impact on the ability of the State to pay debt service costs on its obligations.

CAPITAL SECURITIES are certain subordinated bank securities. They are bank obligations that fall below senior unsecured debt and deposits in liquidation. A bank's capital comprises share capital reserves and a series of hybrid instruments also know as capital securities. These securities are used to augment equity Tier 1 and are usually in the form of subordinated debt. A capital security has to adhere to supervisory guidelines concerning its characteristics such as amount, maturity, subordination and deferral language in order to count as capital. Regulators across the world tend to look toward the Bank for International Settlements ("BIS") for guidance in setting the capital adequacy framework for banks. Regulators use these guidelines to place limits on the proportions and type of capital (including capital securities) allowed to make up the capital base. Capital adequacy requires not just a certain quantity of capital but certain types in relationship to the nature of a bank's assets. Capital securities may be denominated in U.S. or local currency.

CERTIFICATES OF DEPOSIT or time deposits are issued against funds deposited in a banking institution for a specified period of time at a specified interest rate. A fund will invest only in certificates of deposit of banks that have capital, surplus and undivided profits in excess of $100 million.

COMMERCIAL PAPER consists of short-term, promissory notes issued by banks, corporations and other institutions to finance short-term credit needs. These securities generally are discounted but sometimes may be interest bearing. Commercial paper, which also may be unsecured, is subject to credit risk.

CONCENTRATION means that substantial amounts of assets are invested in a particular industry or group of industries. Concentration increases investment exposure. Based on the characteristics of mortgage-backed securities, a fund has identified mortgage-backed securities issued by private lenders and not guaranteed by U.S. government agencies or instrumentalities as a separate industry for purposes of a fund's concentration policy. For purposes of a fund's concentration policy, a fund will determine the industry classification of asset-backed securities based upon the investment adviser's evaluation of the risks associated with an investment in the underlying assets. For example, asset-backed securities whose underlying assets share similar economic characteristics because, for example, they are funded (or supported) primarily from a single or similar source or revenue stream will be classified in the same industry sector. In contrast, asset-backed securities whose underlying assets represent a diverse mix of industries, business sectors and/or revenue streams will be classified into distinct industries based on their underlying credit and liquidity structures. A fund will limit its investments in each identified industry to less than 25% of its total assets.

CONVERTIBLE SECURITIES are typically preferred stock or bonds that are exchangeable for a specific number of another form of security (usually the issuer's common stock) at a specified price or ratio. A corporation may issue a convertible security that is subject to redemption after a specified date and usually under certain circumstances. A holder of a convertible security that is called for redemption would be required to tender it for redemption to the issuer, convert it to the underlying common stock or sell it to a third party. Convertible bonds typically pay a lower interest rate than nonconvertible bonds of the same quality and maturity, because of the convertible feature. This structure allows the holder of the convertible bond to participate in share price movements in the company's common stock. The actual return on a convertible bond may exceed its stated yield if the company's common stock appreciates in value and the option to convert to common shares becomes more valuable.

Convertible securities typically trade at prices above their conversion value, which is the current market value of the common stock received upon conversion, because of their higher yield potential than the underlying common stock. The difference between the conversion value and the price of a convertible security will vary depending on the value of the underlying common stock and interest rates. When the underlying value of the common stocks decline, the price of the issuer's convertible securities will tend not to fall as much because the convertible security's income potential will act as a price support. While the value of a convertible security also tends to rise when the underlying common stock value rises, it will not rise as much because their conversion value is more narrow. The value of convertible securities also is affected by changes in interest rates. For example, when interest rates fall, the value of convertible securities may rise because of their fixed income component.

CREDIT DEFAULT SWAPS may be entered into for investment purposes. As the seller in a credit default swap contract, a fund would be required to pay the par (or other agreed-upon) value of a referenced debt obligation to the counterparty in the event of a default by a third party, such as a U.S. or foreign corporate issuer, on the debt obligation. In return, a fund would receive from the counterparty a periodic stream of payments over the term of the contract provided that no event of default has occurred. If no default occurs, a fund would keep the stream of payments and would have no payment obligations. As the seller, a fund would be subject to investment exposure on the notional amount of the swap.

A fund may also purchase credit default swap contracts in order to hedge against the risk of default of debt securities held in its portfolio, in which case a fund would function as the counterparty referenced in the preceding paragraph. This would involve the risk that the investment may expire worthless and would only generate income in the event of an actual default by the issuer of the underlying obligation (as opposed to a credit downgrade or other indication of financial instability). It would also involve credit risk - that the seller may fail to satisfy its payment obligations to a fund in the event of a default.

CREDIT AND LIQUIDITY SUPPORTS may be employed by issuers or a fund to reduce the credit risk of their securities. Credit supports include letters of credit, insurance, total return and credit swap agreements and guarantees provided by foreign and domestic entities. Liquidity supports include puts, demand features, and lines of credit. Most of these arrangements move the credit risk of an investment from the issuer of the security to the support provider. Changes in the credit quality of a support provider could cause losses to a fund.

DEBT SECURITIES are obligations issued by domestic and foreign entities, including governments and corporations, in order to raise money. They are basically "IOUs," but are commonly referred to as bonds or money market securities. These securities normally require the issuer to pay a fixed, variable or floating rate of interest on the amount of money borrowed (the "principal") until it is paid back upon maturity.

Debt securities experience price changes when interest rates change. For example, when interest rates fall, the prices of debt securities generally rise. Also, issuers tend to pre-pay their outstanding debts and issue new ones paying lower interest rates. This is especially true for bonds with sinking fund provisions, which commit the issuer to set aside a certain amount of money to cover timely repayment of principal and typically allow the issuer to annually repurchase certain of its outstanding bonds from the open market or at a pre-set call price.

Conversely, in a rising interest rate environment, prepayment on outstanding debt securities generally will not occur. This is known as extension risk and may cause the value of debt securities to depreciate as a result of the higher market interest rates. Typically, longer-maturity securities react to interest rate changes more severely than shorter-term securities (all things being equal), but generally offer greater rates of interest.

Debt securities also are subject to the risk that the issuers will not make timely interest and/or principal payments or fail to make them at all. This is called credit risk. Corporate debt securities (bonds) tend to have higher credit risk generally than U.S. government debt securities. Debt securities also may be subject to price volatility due to market perception of future interest rates, the creditworthiness of the issuer and general market liquidity (market risk). Investment-grade debt securities are considered medium- or/and high-quality securities, although some still possess varying degrees of speculative characteristics and risks. Debt securities rated below investment-grade are riskier, but may offer higher yields. These securities are sometimes referred to as high yield securities or "junk bonds."

Corporate bonds are debt securities issued by corporations. Although a higher return is expected from corporate bonds, these securities, while subject to the same general risks as U.S.

government securities, are subject to greater credit risk than U.S. government securities. Their prices may be affected by the perceived credit quality of their issuer.

See the Appendix for a full description of the various ratings assigned to debt securities by various nationally recognized statistical rating organizations (NRSROs).

DELAYED-DELIVERY TRANSACTIONS include purchasing and selling securities on a delayed-delivery or when-issued basis. These transactions involve a commitment to buy or sell specific securities at a predetermined price or yield, with payment and delivery taking place after the customary settlement period for that type of security. When purchasing securities on a delayed-delivery basis, a fund assumes the rights and risks of ownership, including the risk of price and yield fluctuations. Typically, no interest will accrue to a fund until the security is delivered. A fund will earmark or segregate appropriate liquid assets to cover its delayed-delivery purchase obligations. When a fund sells a security on a delayed-delivery basis, the fund does not participate in further gains or losses with respect to that security. If the other party to a delayed-delivery transaction fails to deliver or pay for the securities, a fund could suffer losses.

DEMAND FEATURES, which may include guarantees, are used to shorten a security's effective maturity and/or enhance its creditworthiness. If a demand feature provider were to refuse to permit the feature's exercise or otherwise terminate its obligations with respect to such feature, however, the security's effective maturity may be lengthened substantially, and/or its credit quality may be adversely impacted. In either event, a fund may experience an increase in share price volatility. This also could lengthen a fund's overall average effective maturity.

DEPOSITARY RECEIPTS include American Depositary Receipts (ADRs) as well as other "hybrid" forms of ADRs, including European Depositary Receipts (EDRs) and Global Depositary Receipts (GDRs), are certificates evidencing ownership of shares of a foreign issuer. Depositary receipts may be sponsored or unsponsored. These certificates are issued by depository banks and generally trade on an established market in the United States or elsewhere. The underlying shares are held in trust by a custodian bank or similar financial institution in the issuer's home country. The depository bank may not have physical custody of the underlying securities at all times and may charge fees for various services, including forwarding dividends and interest and corporate actions. ADRs are alternatives to directly purchasing the underlying foreign securities in their national markets and currencies. However, ADRs continue to be subject to many of the risks associated with investing directly in foreign securities.

Investments in the securities of foreign issuers may subject a fund to investment risks that differ in some respects from those related to investments in securities of U.S. issuers. Such risks include future adverse political and economic developments, possible imposition of withholding taxes on income, possible seizure, nationalization or expropriation of foreign deposits, possible establishment of exchange controls or taxation at the source or greater fluctuation in value due to changes in exchange rates. Foreign issuers of securities often engage in business practices different from those of domestic issuers of similar securities, and there may be less information publicly available about foreign issuers. In addition, foreign issuers are, generally speaking, subject to less government supervision and regulation and different accounting treatment than are those in the United States.

Although the two types of depositary receipt facilities (unsponsored or sponsored) are similar, there are differences regarding a holder's rights and obligations and the practices of market participants. A depository may establish an unsponsored facility without participation by (or acquiescence of) the underlying issuer; typically, however, the depository requests a letter of non-objection from the underlying issuer prior to establishing the facility. Holders of unsponsored depositary receipts generally bear all the costs of the facility. The depository usually charges fees upon the deposit and withdrawal of the underlying securities, the conversion of dividends into U.S. dollars or other currency, the disposition of non-cash distributions, and the performance of other services. The depository of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the underlying issuer or to pass through voting rights to depositary receipt holders with respect to the underlying securities.

Sponsored depositary receipt facilities are created in generally the same manner as unsponsored facilities, except that sponsored depositary receipts are established jointly by a depository and the underlying issuer through a deposit agreement. The deposit agreement sets out the rights and responsibilities of the underlying issuer, the depository, and the depositary receipt holders. With sponsored facilities, the underlying issuer typically bears some of the costs of the depositary receipts (such as dividend payment fees of the depository), although most sponsored depositary receipts holders may bear costs such as deposit and withdrawal fees. Depositories of most sponsored depositary receipts agree to distribute notices of shareholder meetings, voting instructions, and other shareholder communications and information to the depositary receipt holders at the underlying issuer's request.

DERIVATIVE INSTRUMENTS are commonly defined to include securities or contracts whose values depend on (or "derive" from) the value of one or more other assets such as securities, currencies, or commodities. These "other assets" are commonly referred to as "underlying assets."

A derivative instrument generally consists of, is based upon, or exhibits characteristics similar to options or forward contracts. Options and forward contracts are considered to be the basic "building blocks" of derivatives. For example, forward-based derivatives include forward contracts, as well as exchange-traded futures. Option-based derivatives include privately negotiated, over-the-counter (OTC) options (including caps, floors, collars, and options on forward and swap contracts) and exchange-traded options on futures. Diverse types of derivatives may be created by combining options or forward contracts in different ways, and applying these structures to a wide range of underlying assets.

Risk management strategies include investment techniques designed to facilitate the sale of portfolio securities, manage the average duration of the portfolio or create or alter exposure to certain asset classes, such as equity, other debt or foreign securities.

In addition to the derivative instruments and strategies described in this SAI, the investment adviser expects to discover additional derivative instruments and other hedging or risk management techniques. The investment adviser may utilize these new derivative instruments and techniques to the extent that they are consistent with a fund's investment objective and permitted by a fund's investment limitations, operating policies, and applicable regulatory authorities.

DIVERSIFICATION involves investing in a wide range of securities and thereby spreading and reducing the risks of investment. Schwab Bond Shares is a diversified mutual fund.

The Schwab Municipal Bond Shares and Schwab California Municipal Bond Shares are non-diversified mutual funds. As such, each of these funds may invest in the securities of a limited number of issuers, and, as a result, the performance of a particular investment or small group of investments may affect these funds' performance more than if the funds were diversified.

DURATION was developed as a more precise alternative to the concept of "maturity." Traditionally, a debt obligation's maturity has been used as a proxy for the sensitivity of the security's price to changes in interest rates (which is the "interest rate risk" or "volatility" of the security). However, maturity measures only the time until a debt obligation provides its final payment, taking no account of the pattern of the security's payments prior to maturity. In contrast, duration incorporates a bond's yield, coupon interest payments, final maturity, call and put features and prepayment exposure into one measure. Duration is the magnitude of the change in the price of a bond relative to a given change in market interest rates. Duration management is one of the fundamental tools used by the investment adviser.

Duration is a measure of the expected life of a debt obligation on a present value basis. Duration takes the length of the time intervals between the present time and the time that the interest and principal payments are scheduled or, in the case of a callable bond, the time the principal payments are expected to be received, and weights them by the present values of the cash to be received at each future point in time. For debt obligations with interest payments occurring prior to the payment of principal, duration will usually be less than maturity. In general, all else being equal, the lower the stated or coupon rate of the interest of a fixed income security, the longer the duration of the security; conversely, the higher the stated or coupon rate of a fixed income security, the shorter the duration of the security.

Holding long futures or call option positions will lengthen the duration of a fund's portfolio. Holding short futures or put options will shorten the duration of a fund's portfolio.

A swap agreement on an asset or group of assets may affect the duration of the portfolio depending on the attributes of the swap. For example, if the swap agreement provides a fund with a floating rate of return in exchange for a fixed rate of return, the duration of the fund would be modified to reflect the duration attributes of a similar security that the fund is permitted to buy.

There are some situations where even the standard duration calculation does not properly reflect the interest rate exposure of a security. For example, floating- and variable-rate securities often have final maturities of ten or more years; however, their interest rate exposure corresponds to the frequency of the coupon reset. Another example where the interest rate exposure is not properly captured by maturity is mortgage pass-through securities. The stated final maturity of such securities is generally 30 years, but current prepayment rates are more critical in determining the securities' interest rate exposure. Finally, the duration of the debt obligation may vary over time in response to changes in interest rates and other market factors.

EVENT-LINKED BONDS are fixed income securities for which the return of principal and payment of interest is contingent on the non-occurrence of a specific "trigger" event, such as a hurricane, earthquake, or other physical or weather-related phenomenon. Some event-linked bonds are commonly referred to as "catastrophe bonds." If a trigger event occurs, a fund may lose a portion or all of its principal invested in the bond. Event-linked bonds often provide for an extension of maturity to process and audit loss claims where a trigger event has, or possibly has, occurred. An extension of maturity may increase volatility. Event-linked bonds may also expose a fund to certain unanticipated risks including credit risk, adverse regulatory or jurisdictional interpretations, and adverse tax consequences. Event-linked bonds may also be subject to liquidity risk.

FOREIGN CURRENCY TRANSACTIONS may occur in order to protect against uncertainty in the level of future foreign exchange rates in the purchase and sale of securities. Each of the funds? may invest in foreign currency-denominated securities, purchase and sell foreign currency options and foreign currency futures contracts and related options and may engage in foreign currency transactions either on a spot (cash) basis at the rate prevailing in the currency exchange market at the time or through forward currency contracts ("forwards") with terms generally of less than one year.

The funds may also use foreign currency options and foreign currency forward contracts to increase exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one country to another. The funds will earmark or segregate assets for any open positions in forwards used for non-hedging purposes and mark to market daily as may be required under the federal securities laws.

A forward involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts may be bought or sold to protect a fund against a possible loss resulting from an adverse change in the relationship between foreign currencies and the U.S. dollar or to increase exposure to a particular foreign currency. Many foreign securities markets do not settle trades within a time frame that would be considered customary in the U.S. stock market. Therefore, a fund may engage in forward foreign currency exchange contracts in order to secure exchange rates for fund securities purchased or sold, but awaiting settlement. These transactions do not seek to eliminate any fluctuations in the underlying prices of the securities involved. Instead, the transactions simply establish a rate of exchange that can be expected when a fund settles its securities transactions in the future. Forwards involve certain risks. For example, if the counterparties to the contracts are unable to meet the terms of the contracts or if the value of the foreign currency changes unfavorably, a fund could sustain a loss.

The funds may also engage in forward foreign currency exchange contracts to protect the value of specific portfolio positions, which is called "position hedging." When engaging in position hedging, the fund may enter into forward foreign currency exchange transactions to protect against a decline in the values of the foreign currencies in which portfolio securities are denominated (or against an increase in the value of currency for securities a fund expects to purchase).

Buying and selling foreign currency exchange contracts involves costs and may result in losses. The ability of the fund to engage in these transactions may be limited by tax considerations. Although these techniques tend to minimize the risk of loss due to declines in the value of the hedged currency, they tend to limit any potential gain that might result from an increase in the value of such currency. Transactions in these contracts involve certain other risks. Unanticipated fluctuations in currency prices may result in a poorer overall performance for the fund than if it had not engaged in any such transactions. Moreover, there may be imperfect correlation between the fund's holdings of securities denominated in a particular currency and forward contracts into which the fund enters. Such imperfect correlation may cause the fund to sustain losses, which will prevent it from achieving a complete hedge or expose it to risk of foreign exchange loss.

Suitable hedging transactions may not be available in all circumstances and there can be no assurance that a fund will engage in such transactions at any given time or from time to time. Also, such transactions may not be successful and may eliminate any chance for a fund to benefit from favorable fluctuations in relevant foreign currencies. Forwards will be used primarily to adjust the foreign exchange exposure of a fund with a view to protecting the outlook, and a fund might be expected to enter into such contracts under the following circumstances:

LOCK IN: When the investment adviser desires to lock in the U.S. dollar price on the purchase or sale of a security denominated in a foreign currency.

CROSS HEDGE: If a particular currency is expected to decrease against another currency. A fund may sell the currency expected to decrease and purchase a currency which is expected to increase against the currency sold in an amount approximately equal to some or all of the fund's portfolio holdings denominated in the currency sold.

DIRECT HEDGE: If the investment adviser wants to eliminate substantially all of the risk of owning a particular currency, and/or if the investment adviser thinks that a fund can benefit from price appreciation in a given country's bonds but does not want to hold the currency, it may employ a direct hedge back into the U.S. dollar. In either case, a fund would enter into a forward contract to sell the currency in which a portfolio security is denominated and purchase U.S. dollars at an exchange rate established at the time it initiated the contract. The cost of the direct hedge transaction may offset most, if not all, of the yield advantage offered by the foreign security, but a fund would benefit from an increase in value of the bond.

PROXY HEDGE: The investment adviser might choose to use a proxy hedge, which may be less costly than a direct hedge. In this case, a fund, having purchased a security, will sell a currency whose value is believed to be closely linked to the currency in which the security is denominated. Interest rates prevailing in the country whose currency was sold would be expected to be closer to those in the U.S. and lower than those of securities denominated in the currency of the original holding. This type of hedging entails greater risk than a direct hedge because it is dependent on a stable relationship between the two currencies paired as proxies and the relationships can be very unstable at times.

COSTS OF HEDGING: When a fund purchases a foreign bond with a higher interest rate than is available on U.S. bonds of a similar maturity, the additional yield on the foreign bond could be substantially reduced or lost if the fund were to enter into a direct hedge by selling the foreign currency and purchasing the U.S. dollar. This is what is known as the "cost" of hedging. Proxy hedging attempts to reduce this cost through an indirect hedge back to the U.S. dollar. It is important to note that hedging costs are treated as capital transactions and are not, therefore, deducted from a fund's dividend distribution and are not reflected in its yield. Instead such costs will, over time, be reflected in a fund's net asset value per share.

Tax consequences of hedging under applicable tax law, may require a fund to limit its gain from hedging in foreign currency forwards, futures, and options. Although the fund is expected to comply with such limits, the extent to which these limits apply is subject to tax regulations as yet unissued. Hedging may also result in the application of the mark-to-market and straddle provisions of the Internal Revenue Code. Those provisions could result in an increase (or decrease) in the amount of taxable dividends paid by a fund and could affect whether dividends paid by a fund is classified as capital gains or ordinary income.

FOREIGN SECURITIES involve additional risks, including foreign currency exchange rate risks, because they are issued by foreign entities, including foreign governments, banks, corporations or because they are traded principally overseas. Foreign securities in which a fund may invest include foreign entities that are not subject to uniform accounting, auditing and financial reporting standards, practices and requirements comparable to those applicable to U.S. corporations. In addition, there may be less publicly available information about foreign entities. Foreign economic, political and legal developments, as well as fluctuating foreign currency exchange rates and withholding taxes, could have more dramatic effects on the value of foreign securities. For example, conditions within and around foreign countries, such as the possibility of expropriation or confiscatory taxation, political or social instability, diplomatic developments, change of government or war could affect the value of foreign investments. Moreover, individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position.

Foreign securities typically have less volume and are generally less liquid and more volatile than securities of U.S. companies. Fixed commissions on foreign securities exchanges are generally higher than negotiated commissions on U.S. exchanges, although a fund will endeavor to achieve the most favorable overall results on portfolio transactions. There is generally less government supervision and regulation of foreign securities exchanges, brokers, dealers and listed companies than in the United States, thus increasing the risk of delayed settlements of portfolio transactions or loss of certificates for portfolio securities. There may be difficulties in obtaining or enforcing judgments against foreign issuers as well. These factors and others may increase the risks with respect to the liquidity of a fund, and its ability to meet a large number of shareholder redemption requests.

Foreign markets also have different clearance and settlement procedures and, in certain markets, there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Such delays in settlement could result in temporary periods when a portion of the assets of a fund is uninvested and no return is earned thereon. The inability to make intended security purchases due to settlement problems could cause a fund to miss attractive investment opportunities. Losses to a fund arising out of the inability to fulfill a contract to sell such securities also could result in potential liability for a fund.

Investments in the securities of foreign issuers may be made and held in foreign currencies. In addition, a fund may hold cash in foreign currencies. These investments may be affected favorably or unfavorably by changes in currency rates and in exchange control regulations, and may cause a fund to incur costs in connection with conversions between various currencies. The rate of exchange between the U.S. dollar and other currencies is determined by the forces of supply and demand in the foreign exchange market as well as by political and economic factors. Changes in the foreign currency exchange rates also may affect the value of dividends and interest earned, gains and losses realized on the sale of securities, and net investment income and gains, if any, to be distributed to shareholders by a fund.

A fund's investments in emerging markets can be considered speculative, and therefore may offer higher potential for gains and losses than investments in developed markets of the world. With respect to an emerging country, there may be a greater potential for nationalization, expropriation or confiscatory taxation, political changes, government regulation, social instability or diplomatic developments (including war) which could affect adversely the economies of such countries or investments in such countries. The economies of developing countries generally are heavily dependent upon international trade and, accordingly, have been and may continue to be adversely affected by trade barriers, exchange or currency controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which they trade.

In addition to the risks of investing in emerging market country debt securities, the fund's investment in government or government-related securities of emerging market countries and restructured debt instruments in emerging markets are subject to special risks, including the inability or unwillingness to repay principal and interest, requests to reschedule or restructure outstanding debt, and requests to extend additional loan amounts. A fund may have limited recourse in the event of default on such debt instruments.

FORWARD CONTRACTS are sales contracts between a buyer (holding the "long" position) and the seller (holding the "short" position) for an asset with delivery deferred to a future date. The buyer agrees to pay a fixed price at the agreed future date and the seller agrees to deliver the asset. The seller hopes that the market price on the delivery date is less than the agreed upon price, while the buyer hopes for the contrary. The change in value of a forward-based derivative generally is roughly proportional to the change in value of the underlying asset.

FUTURES CONTRACTS are securities that represent an agreement between two parties that obligates one party to buy and the other party to sell specific securities at an agreed-upon price on a stipulated future date. In the case of futures contracts relating to an index or otherwise not calling for physical delivery at the close of the transaction, the parties usually agree to deliver the final cash settlement price of the contract. The funds may purchase and sell futures contracts based on securities, securities indices and foreign currencies, interest rates or any other futures contracts traded on U.S. exchanges or boards of trade that the Commodities Future Trading Commission (the "CFTC") licenses and regulates on foreign exchanges.

The funds must maintain a small portion of its assets in cash to process shareholder transactions in and out of it to pay its expenses. In order to reduce the effect this otherwise uninvested cash would have on its performance a fund may purchase futures contracts. Such transactions allow a fund's cash balance to produce a return similar to that of the underlying security or index on which the futures contract is based. Also, the funds may purchase or sell futures contracts on a specified foreign currency to "fix" the price in U.S. dollars of the foreign security it has acquired or sold or expects to acquire or sell. The funds may enter into futures contracts for these or other reasons.

When buying or selling futures contracts, the funds must place a deposit with its broker equal to a fraction of the contract amount. This amount is known as "initial margin" and must be in the form of liquid debt instruments, including cash, cash-equivalents and U.S. government securities. Subsequent payments to and from the broker, known as "variation margin" may be made daily, if necessary, as the value of the futures contracts fluctuate. This process is known as "marking-to-market." The margin amount will be returned to a fund upon termination of the futures contracts assuming all contractual obligations are satisfied. A fund's aggregate initial and variation margin payments required to establish its futures positions may not exceed 5% of its net assets. Because margin requirements are normally only a fraction of the amount of the futures contracts in a given transaction, futures trading can involve a great deal of leverage. In order to avoid this, a fund will earmark or segregate assets for any outstanding futures contracts as may be required by the federal securities laws.

While the funds may purchase and sell futures contracts in order to simulate full investment, there are risks associated with these transactions. Adverse market movements could cause a fund to experience substantial losses when buying and selling futures contracts. Of course, barring significant market distortions, similar results would have been expected if a fund had instead transacted in the underlying securities directly. There also is the risk of losing any margin payments held by a broker in the event of its bankruptcy. Additionally, a fund incurs transaction costs (i.e. brokerage fees) when engaging in futures trading.

When interest rates are rising or securities prices are falling, a fund may seek, through the sale of futures contracts, to offset a decline in the value of its current portfolio securities. When rates are falling or prices are rising, a fund, through the purchase of futures contracts, may attempt to secure better rates or prices than might later be available in the market when they effect anticipated purchases. Similarly, a fund may sell futures contracts on a specified currency to protect against a decline in the value of that currency and its portfolio securities that are denominated in that currency. The funds may purchase futures contracts on a foreign currency to fix the price in U.S. dollars of a security denominated in that currency that a fund has acquired or expects to acquire.

Futures contracts normally require actual delivery or acquisition of an underlying security or cash value of an index on the expiration date of the contract. In most cases, however, the contractual obligation is fulfilled before the date of the contract by buying or selling, as the case may be, identical futures contracts. Such offsetting transactions terminate the original contracts and cancel the obligation to take or make delivery of the underlying securities or cash. There may not always be a liquid secondary market at the time a fund seeks to close out a futures position. If a fund is unable to close out its position and prices move adversely, a fund would have to continue to make daily cash payments to maintain its margin requirements. If a fund had insufficient cash to meet these requirements it may have to sell portfolio securities at a disadvantageous time or incur extra costs by borrowing the cash. Also, a fund may be required to make or take delivery and incur extra transaction costs buying or selling the underlying securities. The funds would seek to reduce the risks associated with futures transactions by buying and selling futures contracts that are traded on national exchanges or for which there appears to be a liquid secondary market.

HIGH YIELD SECURITIES, also called lower quality bonds ("junk bonds"), are frequently issued by companies without long track records of sales and earnings, or by those of questionable credit strength, and are more speculative and volatile (though typically higher yielding) than investment grade bonds. High yield securities are defined as securities rated below the fourth highest rating category by an NRSRO. Adverse economic developments could disrupt the market for high yield securities, and severely affect the ability of issuers, especially highly-leveraged issuers, to service their debt obligations or to repay their obligations upon maturity.

Also, the secondary market for high yield securities at times may not be as liquid as the secondary market for higher-quality debt securities. As a result, the investment adviser could find it difficult to sell these securities or experience difficulty in valuing certain high yield securities at certain times. Prices realized upon the sale of such lower rated securities, under these circumstances, may be less than the prices at which a fund purchased them.

Thus, high yield securities are more likely to react to developments affecting interest rates and market and credit risk than are more highly rated securities, which primarily react to movements in the general level of interest rates. When economic conditions appear to be deteriorating, medium- to lower-quality debt securities may decline in value more than higher-quality debt securities due to heightened concern over credit quality, regardless of prevailing interest rates. Prices for high yield securities also could be affected by legislative and regulatory developments. These laws could adversely affect a fund's net asset value and investment practices, the secondary market value for high yield securities, the financial condition of issuers of these securities and the value of outstanding high yield securities.

INFLATION PROTECTED SECURITIES are fixed income securities whose value is periodically adjusted according to the rate of inflation. Two structures are common. The U.S. Treasury and some other issuers utilize a structure that accrues inflation into the principal value of the bond. Most other issuers pay out the Consumer Price Index ("CPI") accruals as part of a semiannual coupon.

Inflation protected securities issued by the U.S. Treasury have maturities of approximately five, ten or thirty years, although it is possible that securities with other maturities will be issued in the future. The U.S. Treasury securities pay interest on a semi-annual basis equal to a fixed percentage of the inflation adjusted principal amount.

If the periodic adjustment rate measuring inflation falls, the principal value of inflation protected bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed by the U.S. Treasury in the case of U.S. Treasury inflation indexed bonds, even during a period of deflation. However, the current market value of the bonds is not guaranteed and will fluctuate. A fund may also invest in other inflation related bonds which may or may not provide a similar guarantee. If a guarantee of principal is not provided, the adjusted principal value of the bond to be repaid at maturity may be less than the original principal amount and, therefore, is subject to credit risk.

The value of inflation indexed bonds is expected to change in response to changes in real interest rates. Real interest rates in turn are tied to the relationship between nominal interest rates and the rate of inflation. Therefore, if the rate of inflation rises at a faster rate than nominal interest rates, real interest rates might decline, leading to an increase in value of inflation indexed bonds. In contrast, if nominal interest rates increase at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation indexed bonds.

While these securities are expected to be protected from long-term inflationary trends, short-term increases in inflation may lead to a decline in value. If interest rates rise due to reasons other than inflation (for example, due to changes in currency exchange rates), investors in these securities may not be protected to the extent that the increase is not reflected in the bond's inflation measure.

The periodic adjustment of U.S. inflation indexed bonds is tied to the Consumer Price Index for Urban Consumers ("CPI-U"), which is calculated monthly by the U.S. Bureau of Labor Statistics. The CPI-U is a measurement of changes in the cost of living, made up of components such as housing, food, transportation and energy. Inflation indexed bonds issued by a foreign government are generally adjusted to reflect a comparable inflation index calculated by that government. There can be no assurance that the CPI-U or any foreign inflation index will accurately measure the real rate of inflation in the prices of goods and services. Moreover, there can be no assurance that the rate of inflation in a foreign country will be correlated to the rate of inflation in the United States.

Any increase in principal for an inflation protected security resulting from inflation adjustments is considered by the IRS to be taxable income in the year it occurs. A fund's distributions to shareholders include interest income and the income attributable to principal adjustments, both of which will be taxable to shareholders. The tax treatment of the income attributable to principal adjustments may result in the situation where the fund needs to make its required annual distributions to shareholders in amounts that exceed the cash received. As a result, the fund may need to liquidate certain investments when it is not advantageous to do so. Also, if the principal value of an inflation protected security is adjusted downward due to deflation, amounts previously distributed in the taxable year may be characterized in some circumstances as a return of capital.

ILLIQUID SECURITIES generally are any securities that cannot be disposed of promptly and in the ordinary course of business at approximately the amount at which a fund has valued the instruments. The liquidity of a fund's investments is monitored under the supervision and direction of the Board of Trustees. Investments currently not considered liquid include repurchase agreements not maturing within seven days and certain restricted securities.

INDEX PARTICIPATIONS and index participation contracts provide the equivalent of a position in the securities comprising an index, with each security's representation equaling its index weighting. Moreover, their holders are entitled to payments equal to the dividends paid by the underlying index securities. Generally, the value of an index participation or index participation contract will rise and fall along with the value of the related index. A fund will invest in index participation contracts only if a liquid market for them appears to exist.

INTERFUND BORROWING AND LENDING transactions may be entered into by all funds and portfolios in the Schwab Funds(R). All loans are for temporary or emergency purposes and the interest rates to be charged will be the average of the overnight repurchase agreement rate and the short-term bank loan rate. All loans are subject to numerous conditions designed to ensure fair and equitable treatment of all participating funds/portfolios. The interfund lending facility is subject to the oversight and periodic review of the Board of Trustees of the Schwab Funds.

INTERNATIONAL BONDS are certain obligations or securities of foreign issuers, including Eurodollar Bonds, which are U.S. dollar-denominated bonds issued by foreign issuers payable in Eurodollars (U.S. dollars held in banks located outside the United States, primarily Europe), Yankee Bonds, which are U.S. dollar-denominated bonds issued in the U.S. by foreign banks and corporations, and EuroBonds, which are bonds denominated in U.S. dollars and usually issued by large underwriting groups composed of banks and issuing houses from many countries. Investments in securities issued by foreign issuers, including American Depositary Receipts and securities purchased on foreign securities exchanges, may subject a fund to additional investment risks, such as adverse political and economic developments, possible seizure, nationalization or expropriation of foreign investments, less stringent disclosure requirements, non-U.S. withholding taxes and the adoption of other foreign governmental restrictions.

Additional risks include less publicly available information, the risk that companies may not be subject to the accounting, auditing and financial reporting standards and requirements of U.S. companies, the risk that foreign securities markets may have less volume and therefore may be less liquid and their prices more volatile than U.S. securities, and the risk that custodian and transaction costs may be higher. Foreign issuers of securities or obligations are often subject to accounting requirements and engage in business practices different from those respecting domestic issuers of similar securities or obligations. Foreign branches of U.S. banks and foreign banks may be subject to less stringent reserve requirements than those applicable to domestic branches of U.S. banks.

LOAN INTERESTS, and other direct debt instruments or interests therein, may be acquired by a fund. A loan interest is typically originated, negotiated, and structured by a U.S. or foreign commercial bank, insurance company, finance company, or other financial institution ("Agent") for a lending syndicate of financial institutions. The Agent typically administers and enforces the loan on behalf of the other lenders in the syndicate. In addition, an institution typically but not always the Agent ("Collateral Bank"), holds collateral (if any) on behalf of the lenders. When a Collateral Bank holds collateral, such collateral typically consists of one or more of the following asset types: inventory, accounts receivable, property, plant and equipment, intangibles, common stock of subsidiaries or other investments. These loan interests may take the form of participation interests in, assignments of or novations of a loan during its second distribution, or direct interests during a primary distribution. Such loan interests may be acquired from U.S. or foreign banks, insurance companies, finance companies, or other financial institutions who have made loans or are members of a lending syndicate or from other holders of loan interests. A fund may also acquire loan interests under which a fund derives its rights directly from the borrower. Such loan interests are separately enforceable by a fund against the borrower and all payments of interest and principal are typically made directly to a fund from the borrower. In the event that a fund and other lenders become entitled to take possession of shared collateral, it is anticipated that such collateral would be held in the custody of the Collateral Bank for their mutual benefit. A fund may not act as an Agent, a Collateral Bank, a guarantor or sole negotiator or structurer with respect to a loan.

The investment adviser will analyze and evaluate the financial condition of the borrower in connection with the acquisition of any Loan Interest. Credit ratings are typically assigned to Loan Interests in the same manner as with other fixed income debt securities, and the investment adviser analyzes and evaluates these ratings, if any, in deciding whether to purchase a Loan Interest. The investment adviser also analyzes and evaluates the financial condition of the Agent and, in the case of Loan Interests in which a fund does not have privity with the borrower, those institutions from or through whom a fund derives its rights in a loan ("Intermediate Participants").

In a typical loan, the Agent administers the terms of the loan agreement. In such cases, the Agent is normally responsible for the collection of principal and interest payments from the borrower and the apportionment of these payments to the credit of all the institutions which are parties to the loan agreement. A fund will generally rely upon the Agent or Intermediate Participant to receive and forward to a fund its portion of the principal and interest payments on the loan. Furthermore, unless under the terms of a participation agreement a fund has direct recourse against the borrower, a fund will rely on the Agent and the other members of the lending syndicate to use appropriate credit remedies against the borrower. The Agent is typically responsible for monitoring compliance with covenants contained in the loan agreement based upon reports prepared by the borrower. The seller of the Loan Interest usually does, but is often not obligated to, notify holders of Loan Interests of any failures of compliance. The Agent may monitor the value of the collateral and, if the value of the collateral declines, may accelerate the loan, may give the borrower an opportunity to provide additional collateral or may seek other protection for the benefit of the participants in the loan. The Agent is compensated by the borrower for providing these services under a loan agreement, and such compensation may include special fees paid upon structuring and funding the loan and other fees paid on a continuing basis. With respect to Loan Interests for which the Agent does not perform such administrative and enforcement functions, a fund will perform such tasks on its own behalf, although a Collateral Bank will typically hold any collateral on behalf of a fund and the other holders pursuant to the applicable loan agreement.

A financial institution's appointment as Agent may usually be terminated in the event that it fails to observe the requisite standard of care or becomes insolvent, enters Federal Deposit Insurance Corporation ("FDIC") receivership, or, if not FDIC insured, enters into bankruptcy proceedings. A successor agent generally would be appointed to replace the terminated Agent, and assets held by the Agent under the loan agreement should remain available to holders of Loan Interests. However, if assets held by the Agent for the benefit of a fund were determined to be subject to the claims of the Agent's general creditors, a fund might incur certain costs and delays in realizing payment on a Loan Interest, or suffer a loss of principal and/or interest. In situations involving Intermediate Participants, similar risks may arise.

Purchasers of Loan Interests depend primarily upon the creditworthiness of the borrower for payment of principal and interest. If a fund does not receive a scheduled interest or principal payment on such indebtedness, a fund's share price and yield could be adversely affected. Loans that are fully secured offer a fund more protections than an unsecured loan in the event of non-payment of scheduled interest or principal. However, there is no assurance that the liquidation of collateral from a secured loan would satisfy the borrower's obligation, or that the collateral can be liquidated. Indebtedness of borrowers whose creditworthiness is poor involves substantially greater risks, and may be highly speculative. Borrowers that are in bankruptcy or restructuring may never pay off their indebtedness, or may pay only a small fraction of the amount owed. Direct indebtedness of developing countries also will involve a risk that the governmental entities responsible for the repayment of the debt may be unable, or unwilling, to pay interest and repay principal when due.

The Loan Interests market is in a developing phase with increased participation among several investor types. The dealer community has become increasingly involved in this secondary market. If, however, a particular Loan Interest is deemed to be illiquid, it would be valued using procedures adopted by the Board of Trustees. In such a situation, there is no guarantee that a fund will be able to sell such Loan Interests, which could lead to a decline in the value of the Loan Interests and the value of a fund's shares.

MATURITY OF INVESTMENTS will generally be determined using the portfolio securities' final maturity dates. However for certain securities, maturity will be determined using the security's effective maturity date. The effective maturity date for a security subject to a put or demand feature is the demand date, unless the security is a variable- or floating-rate security. If it is a variable-rate security, its effective maturity date is the earlier of its demand date or next interest rate change date. For variable-rate securities not subject to a put or demand feature and floating-rate securities, the effective maturity date is the next interest rate change date. The effective maturity of mortgage-backed and certain other asset-backed securities is determined on an "expected life" basis by the investment adviser. For an interest rate swap agreement, its effective maturity would be equal to the difference in the effective maturity of the interest rates "swapped." Securities being hedged with futures contracts may be deemed to have a longer maturity, in the case of purchases of future contracts, and a shorter maturity, in the case of sales of futures contracts, than they would otherwise be deemed to have. In addition, a security that is subject to redemption at the option of the issuer on a particular date ("call date"), which is prior to, or in lieu of, the security's stated maturity, may be deemed to mature on the call date rather than on its stated maturity date. The call date of a security will be used to calculate average portfolio maturity when the investment adviser reasonably anticipates, based upon information available to it, that the issuer will exercise its right to redeem the security. The average portfolio maturity of a fund is dollar-weighted based upon the market value of a fund's securities at the time of the calculation. The funds may invest in securities with final or effective maturities of any length.

MONEY MARKET SECURITIES are high-quality, short-term debt securities that may be issued by entities such as the U.S. government, corporations and financial institutions (like banks). Money market securities include commercial paper, certificates of deposit, banker's acceptances, notes and time deposits.

Money market securities pay fixed, variable or floating rates of interest and are generally subject to credit and interest rate risks. The maturity date or price of and financial assets collateralizing a security may be structured in order to make it qualify as or act like a money market security. These securities may be subject to greater credit and interest rate risks than other money market securities because of their structure. Money market securities may be issued with puts or these can be sold separately.

MORTGAGE-BACKED SECURITIES ("MBS") and other ASSET-BACKED SECURITIES may be purchased by a fund. MBS represent participations in mortgage loans, and include pass-through securities, collateralized mortgage obligations and stripped mortgage-backed securities. MBS may be issued or guaranteed by U.S. government agencies or instrumentalities, such as the Government National Mortgage Association (GNMA or Ginnie Mae) and the Federal National Mortgage Association (FNMA or Fannie Mae) or the Federal Home Loan Mortgage Corporation (FHLMC or Freddie Mac).

The National Housing Act authorized GNMA to guarantee the timely payment of principal and interest on securities backed by a pool of mortgages insured by the Federal Housing Administration ("FHA") or guaranteed by the Veterans Administration ("VA"). The GNMA guarantee is backed by the full faith and credit of the U.S. Government. The GNMA is also empowered to borrow without limitation from the U.S. Treasury if necessary to make any payments required under its guarantee.

GNMA are mortgage securities which evidence an undivided interest in a pool or pools of mortgages. GNMA Certificates that a fund may purchase are the "modified pass-through" type, which entitle the holder to receive timely payment of all interest and principal payments due on the mortgage pool, net of fees paid to the "issuer" and GNMA, regardless of whether or not the mortgagor actually makes the payment.

The average life of a GNMA Certificate is likely to be substantially shorter than the original maturity of the mortgages underlying the securities. Prepayments of principal by mortgagors and mortgage foreclosures will usually result in the return of the greater part of principal investment long before the maturity of the mortgages in the pool. Foreclosures impose no risk to principal investment because of the GNMA guarantee, except to the extent that the Fund has purchased the certificates above par in the secondary market.

FHLMC was created in 1970 to promote development of a nationwide secondary market in conventional residential mortgages. The FHLMC issues two types of mortgage pass-through securities ("FHLMC Certificates"): mortgage participation certificates ("PCs") and guaranteed mortgage certificates ("GMCs"). PCs resemble GNMA Certificates in that each PC represents a pro rata share of all interest and principal payments made and owed on the underlying pool. The FHLMC guarantees timely monthly payment of interest on PCs and the ultimate payment of principal, but its issues are not backed by the full faith and credit of the U.S. Government.

GMCs also represent a pro rata interest in a pool of mortgages. However, these instruments pay interest semi-annually and return principal once a year in guaranteed minimum payments. The expected average life of these securities is approximately 10 years. The FHLMC guarantee is not backed by the full faith and credit of the U.S. Government.

FNMA was established in 1938 to create a secondary market in mortgages the FHA insures. FNMA issues guaranteed mortgage pass-through certificates ("FNMA Certificates"). FNMA Certificates resemble GNMA Certificates in that each FNMA Certificate represents a pro rata share of all interest and principal payments made and owed on the underlying pool. FNMA guarantees timely payment of interest and principal on FNMA Certificates. The FNMA guarantee is not backed by the full faith and credit of the U.S. Government.

MBS may also be issued by private issuers, generally originators and investors in mortgage loans, including savings associations, mortgage banks, commercial banks, and special purpose entities (collectively, "private lenders"). MBS are based on different types of mortgages including those on commercial real estate and residential property. MBS issued by private lenders may be supported by pools of mortgage loans or other MBS that are guaranteed, directly or indirectly, by the U.S. government or one of its agencies or instrumentalities, or they may be issued without any governmental guarantee of the underlying mortgage assets but with some form of credit enhancement.

Asset-backed Securities ("ABS") have structural characteristics similar to MBS. ABS represent direct or indirect participation in assets such as automobile loans, credit card receivables, trade receivables, home equity loans (which sometimes are categorized as MBS) or other financial assets. Therefore, repayment depends largely on the cash flows generated by the assets backing the securities. The credit quality of most ABS depends primarily on the credit quality of the assets underlying such securities, how well the entity issuing the security is insulated from the credit risk of the originator or any other affiliated entities, and the amount and quality of any credit enhancement of the securities. Payments or distributions of principal and interest on ABS may be supported by credit enhancements including letters of credit, an insurance guarantee, reserve funds and overcollateralization. Asset-backed securities also may be debt instruments, which are also known as collateralized obligations and are generally issued as the debt of a special purpose entity, such as a trust, organized solely for the purpose of owning such assets and issuing debt obligations.

Collateralized Debt Obligations. Collateralized debt obligations ("CDOs") are securitized interests in pools of non-mortgage assets. Such assets usually comprise loans or debt instruments. A CDO may be called a collateralized loan obligation (CLO) if it holds only loans. Multiple levels of securities are issued by the CDO, offering various maturity and credit risk characteristics which are characterized according to their degree of credit risk. Purchasers in

CDOs are credited with their portion of the scheduled payments of interest and principal on the underlying assets plus all unscheduled prepayments of principal based on a predetermined priority schedule. Accordingly, the CDOs in the longer maturity series are less likely than other asset pass-throughs to be prepaid prior to their stated maturity.

Commercial Mortgage-Backed Securities include securities that reflect an interest in, and are secured by, mortgage loans on commercial real property. The market for commercial mortgage-backed securities developed more recently and in terms of total outstanding principal amount of issues is relatively small compared to the market for residential single-family MBS. Many of the risks of investing in commercial MBS reflect the risks of investing in the real estate securing the underlying mortgage loans. These risks reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make loan payments, and the ability of a property to attract and retain tenants. Commercial MBS may be less liquid and exhibit greater price volatility than other types of mortgage- or asset-backed securities.

Collateralized Mortgage Obligations ("CMO") are a hybrid between mortgage-backed bonds and mortgage pass-through securities. Similar to a bond, interest and prepaid principal is paid, in most cases, on a monthly basis. CMOs may be collateralized by whole mortgage loans, but are more typically collateralized by portfolios of mortgage pass-through securities guaranteed by Ginnie Mae, Freddie Mac, Fannie Mae, and their income streams.

CMOs are structured into multiple classes, each bearing a different stated maturity. Actual maturity and average life will depend upon the prepayment experience of the collateral. CMOs provide for a modified form of call protection through a de facto breakdown of the underlying pool of mortgages according to how quickly the loans are repaid. Monthly payment of principal received from the pool of underlying mortgages, including prepayments, is first returned to investors holding the shortest maturity class. Investors holding the longer maturity classes receive principal only after the first class has been retired. An investor is partially guarded against a sooner than desired return of principal because of the sequential payments.

In a typical CMO transaction, a corporation ("issuer") issues multiple series (e.g., A, B, C, Z) of CMO bonds ("Bonds"). Proceeds of the Bond offering are used to purchase mortgages or mortgage pass-through certificates ("Collateral"). The Collateral is pledged to a third party trustee as security for the Bonds. Principal and interest payments from the Collateral are used to pay principal on the Bonds in the order A, B, C, Z. The Series A, B, and C Bonds all bear current interest. Interest on the Series Z Bond is accrued and added to principal and a like amount is paid as principal on the Series A, B, or C Bond currently being paid off. When the Series A, B, and C Bonds are paid in full, interest and principal on the Series Z Bond begins to be paid currently. With some CMOs, the issuer serves as a conduit to allow loan originators (primarily builders or savings and loan associations) to borrow against their loan portfolios.

The rate of principal payment on MBS and ABS generally depends on the rate of principal payments received on the underlying assets which in turn may be affected by a variety of economic and other factors. As a result, the price and yield on any MBS or ABS is difficult to predict with precision and price and yield to maturity may be more or less than the anticipated yield to maturity. If a fund purchases these securities at a premium, a prepayment rate that is faster than expected will reduce yield to maturity, while a prepayment rate that is slower than expected will have the opposite effect of increasing the yield to maturity. Conversely, if a fund purchases these securities at a discount, a prepayment rate that is faster than expected will increase yield to maturity, while a prepayment rate that is slower than expected will reduce yield to maturity. Amounts available for reinvestment by a fund are likely to be greater during a period of declining interest rates and, as a result, are likely to be reinvested at lower interest rates than during a period of rising interest rates.

While many MBS and ABS are issued with only one class of security, many are issued in more than one class, each with different payment terms. Multiple class MBS and ABS are issued as a method of providing credit support, typically through creation of one or more classes whose right to payments on the security is made subordinate to the right to such payments of the remaining class or classes. In addition, multiple classes may permit the issuance of securities with payment terms, interest rates, or other characteristics differing both from those of each other and from those of the underlying assets. Examples include stripped securities, which are MBS and ABS entitling the holder to disproportionate interest or principal compared with the assets backing the security, and securities with classes having characteristics different from the assets backing the securities, such as a security with floating interest rates with assets backing the securities having fixed interest rates. The market value of such securities and CMO's generally is more or less sensitive to changes in prepayment and interest rates than is the case with traditional MBS and ABS, and in some cases such market value may be extremely volatile.

CMO Residuals are mortgage securities issued by agencies or instrumentalities of the U.S. Government or by private originators of, or investors in, mortgage loans, including savings and loan associations, homebuilders, mortgage banks, commercial banks, investment banks and special purpose entities of the foregoing.

The cash flow generated by the mortgage assets underlying a series of CMOs is applied first to make required payments of principal and interest on the CMOs and second to pay the related administrative expenses of the issuer. The residual in a CMO structure generally represents the interest in any excess cash flow remaining after making the foregoing payments. Each payment of such excess cash flow to a holder of the related CMO residual represents income and/or a return of capital. The amount of residual cash flow resulting from a CMO will depend on, among other things, the characteristics of the mortgage assets, the coupon rate of each class of CMO, prevailing interest rates, the amount of administrative expenses and the prepayment experience on the mortgage assets. In particular, the yield to maturity on CMO residuals is extremely sensitive to prepayments on the related underlying mortgage assets, in the same manner as an interest-only ("IO") class of stripped mortgage-backed securities. See "Stripped Mortgage-Backed Securities." In addition, if a series of a CMO includes a class that bears interest at an adjustable rate, the yield to maturity on the related CMO residual will also be extremely sensitive to changes in the level of the index upon which interest rate adjustments are based. As described below with respect to stripped mortgage-backed securities, in certain circumstances a fund may fail to recoup fully its initial investment in a CMO residual.

CMO residuals are generally purchased and sold by institutional investors through several investment banking firms acting as brokers or dealers. The CMO residual market has only very recently developed and CMO residuals currently may not have the liquidity of other more established securities trading in other markets. Transactions in CMO residuals are generally completed only after careful review of the characteristics of the securities in question. In addition, CMO residuals may, or pursuant to an exemption therefrom, may not have been registered under the Securities Act of 1933, as amended (the "1933 Act"). CMO residuals, whether or not registered under the 1933 Act, may be subject to certain restrictions on transferability, and may be deemed "illiquid" and subject to a Fund's limitations on investment in illiquid securities.

Stripped Mortgage-Backed Securities "SMBS" are derivative multi-class mortgage securities. SMBS may be issued by agencies or instrumentalities of the U.S. Government, or by private originators of, or investors in, mortgage loans, including savings and loan associations, mortgage banks, commercial banks, investment banks and special purpose entities of the foregoing.

SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. A common type of SMBS will have one class receiving some of the interest and most of the principal from the mortgage assets, while the other class will receive most of the interest and the remainder of the principal. In the most extreme case, one class will receive all of the interest (the "IO" class), while the other class will receive all of the principal (the principal-only or "PO" class). The yield to maturity on an IO class is extremely sensitive to the rate of principal payments (including prepayments) on the related underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on a fund's yield to maturity from these securities. If the underlying mortgage assets experience greater than anticipated prepayments of principal, a fund may fail to recoup some or all of its initial investment in these securities even if the security is in one of the highest rating categories.

Under certain circumstances these securities may be deemed "illiquid" and subject to a fund's limitations on investment in illiquid securities.

MUNICIPAL LEASES are obligations issued to finance the construction or acquisition of equipment or facilities. These obligations may take the form of a lease, an installment purchase contract, a conditional sales contract or a participation interest in any of these obligations. Municipal leases may be considered illiquid investments. Additionally, municipal leases are subject to "nonappropriation risk," which is the risk that the municipality may terminate the lease because funds have not been allocated to make the necessary lease payments. The lessor would then be entitled to repossess the property, but the value of the property may be less to private sector entities than it would be to the municipality.

MUNICIPAL SECURITIES are debt securities issued by municipal issuers. Municipal issuers include states, counties, municipalities, authorities and other subdivisions, or the territories and possessions of the United States and the District of Columbia, including their subdivisions, agencies and instrumentalities and corporations. These securities may be issued to obtain money for various public purposes, including the construction of a wide range of public facilities such as airports, bridges, highways, housing, hospitals, mass transportation, public utilities, schools, streets, and water and sewer works. Other public purposes include refunding outstanding obligations, obtaining funds for general operating expenses and obtaining funds to loan to other public institutions and facilities.

Municipal securities also may be issued to finance various private activities, including certain types of private activity bonds ("industrial development bonds" under prior law). These securities may be issued by or on behalf of public authorities to obtain funds to provide certain privately owned or operated facilities.

Municipal securities may be owned directly or through participation interests, and include general obligation or revenue securities, tax-exempt commercial paper, notes and leases. Municipal securities generally are classified as "general obligation" or "revenue" and may be purchased directly or through participation interests. General obligation securities typically are secured by the issuer's pledge of its full faith and credit and most often its taxing power for the payment of principal and interest. Revenue securities typically are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special tax or other specific revenue source. Private activity bonds and industrial development bonds are, in most cases, revenue bonds and generally do not constitute the pledge of the credit of the issuer of such bonds. The credit quality of private activity bonds is frequently related to the credit standing of private corporations or other entities.

In addition to bonds, municipalities issue short-term securities such as tax anticipation notes, bond anticipation notes, revenue anticipation notes, construction loan notes and tax-free commercial paper. Tax anticipation notes typically are sold to finance working capital needs of municipalities in anticipation of the receipt of property taxes on a future date. Bond anticipation notes are sold on an interim basis in anticipation of a municipality's issuance of a longer-term bond in the future. Revenue anticipation notes are issued in expectation of the receipt of other types of revenue, such as that available under the Federal Revenue Sharing Program. Construction loan notes are instruments insured by the Federal Housing Administration with permanent financing by Fannie Mae or Ginnie Mae at the end of the project construction period. Tax-free commercial paper is an unsecured promissory obligation issued or guaranteed by a municipal issuer. A fund may purchase other municipal securities similar to the foregoing that are or may become available, including securities issued to pre-refund other outstanding obligations of municipal issuers.

A fund also may invest in moral obligation securities, which are normally issued by special purpose public authorities. If the issuer of a moral obligation security is unable to meet its obligation from current revenues, it may draw on a reserve fund. The state or municipality that created the entity has only a moral commitment, not a legal obligation, to restore the reserve fund.

The value of municipal securities may be affected by uncertainties with respect to the rights of holders of municipal securities in the event of bankruptcy or the taxation of municipal securities as a result of legislation or litigation. For example, under federal law, certain issuers of municipal securities may be authorized in certain circumstances to initiate bankruptcy proceedings without prior notice to or the consent of creditors. Such action could result in material adverse changes in the rights of holders of the securities. In addition, litigation challenging the validity under the state constitutions of present systems of financing public education has been initiated or adjudicated in a number of states, and legislation has been introduced to effect changes in public school finances in some states. In other instances, there has been litigation challenging the issuance of pollution control revenue bonds or the validity of their issuance under state or federal law, which ultimately could affect the validity of those municipal securities or the tax-free nature of the interest thereon.

Municipal securities pay fixed, variable or floating rates of interest, which may be exempt from federal income tax and, typically, personal income tax of a state or locality.

The investment adviser relies on the opinion of the issuer's counsel, which is rendered at the time the security is issued, to determine whether the security is fit, with respect to its validity and tax status, to be purchased by a fund. Neither the investment adviser nor the funds guarantee this opinion is correct, and there is no assurance that the IRS will agree with such counsel's opinion.

NON-PUBLICLY TRADED SECURITIES AND PRIVATE PLACEMENTS are securities that are neither listed on a stock exchange nor traded over-the-counter, including privately placed securities. Such unlisted securities may involve a higher degree of business and financial risk that can result in substantial losses. As a result of the absence of a public trading market for these securities, they may be less liquid than publicly traded securities. Although these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by a fund or less than what may be considered the fair value of such securities. Furthermore, companies whose securities are not publicly traded may not be subject to the disclosure and other investor protection requirements which might be applicable if their securities were publicly traded. If such securities are required to be registered under the securities laws of one or more jurisdictions before being sold, a fund may be required to bear the expenses of registration.

OPTIONS CONTRACTS generally provide the right to buy or sell a security, commodity, futures contract or foreign currency in exchange for an agreed upon price. If the right is not exercised after a specified period, the option expires and the option buyer forfeits the money paid to the option seller.

A call option gives the buyer the right to buy a specified number of shares of a security at a fixed price on or before a specified date in the future. For this right, the call option buyer pays the call option seller, commonly called the call option writer, a fee called a premium. Call option buyers are usually anticipating that the price of the underlying security will rise above the price fixed with the call writer, thereby allowing them to profit. If the price of the underlying security does not rise, the call option buyer's losses are limited to the premium paid to the call option writer. For call option writers, a rise in the price of the underlying security will be offset by the premium received from the call option buyer. If the call option writer does not own the underlying security, however, the losses that may ensue if the price rises could be potentially unlimited. If the call option writer owns the underlying security or commodity, this is called writing a covered call. All call option written by a fund will be covered, which means that a fund will own the underlying security or own a call option on the same underlying security with the same or lower strike price.

A put option is the opposite of a call option. It gives the buyer the right to sell a specified number of shares of a security at a fixed price on or before a specified date in the future. Put option buyers are usually anticipating a decline in the price of the underlying security, and wish


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
to offset those losses when selling the security at a later date. All put options a fund writes will be covered, which means that a fund will either earmark or segregate assets (e.g., cash, U.S. government securities or other liquid assets) with a value at least equal to the exercise price of the put option, or will otherwise "cover" its position as required by the 1940 Act (e.g., a fund will hold a put option on the same underlying security with the same or higher strike price). The purpose of writing such options is to generate additional income for a fund. However, in return for the option premium, a fund accepts the risk that it may be required to purchase the underlying securities at a price in excess of the securities' market value at the time of purchase.

A fund may purchase and write put and call options on any securities in which it may invest or any securities index based on securities in which it may invest. A fund may purchase and write such options on securities that are listed on domestic or foreign securities exchanges or traded in the over-the-counter market. Like futures contracts, option contracts are rarely exercised. Option buyers usually sell the option before it expires. Option writers may terminate their obligations under a written call or put option by purchasing an option identical to the one it has written. Such purchases are referred to as "closing purchase transactions." A fund may enter into closing sale transactions in order to realize gains or minimize losses on options it has purchased or written.

An exchange-traded currency option position may be closed out only on an options exchange that provides a secondary market for an option of the same series. Although a fund generally will purchase or write only those options for which there appears to be an active secondary market, there is no assurance that a liquid secondary market will exist for any particular option or at any particular time. If a fund is unable to effect a closing purchase transaction with respect to options it has written, it will not be able to sell the underlying securities or dispose of assets earmarked or held in a segregated account until the options expire or are exercised. Similarly, if a fund is unable to effect a closing sale transaction with respect to options it has purchased, it would have to exercise the options in order to realize any profit and will incur transaction costs upon the purchase or sale of underlying securities.

Reasons for the absence of a liquid secondary market on an exchange include the following: (1) there may be insufficient trading interest in certain options;
(2) an exchange may impose restrictions on opening transactions or closing transactions or both; (3) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options; (4) unusual or unforeseen circumstances may interrupt normal operations on an exchange; (5) the facilities of an exchange or the Options Clearing Corporation (the "OCC") may not at all times be adequate to handle current trading volume; or (6) one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), although outstanding options on that exchange that had been issued by the OCC as a result of trades on that exchange would continue to be exercisable in accordance with their terms.

The ability to terminate over-the-counter options is more limited than with exchange-traded options and may involve the risk that broker-dealers participating in such transactions will not fulfill their obligations. Until such time as the staff of the SEC changes its position, a fund will treat purchased over-the-counter options and all assets used to cover written over-the-counter options as illiquid securities, except that with respect to options written with primary dealers in

U.S. government securities pursuant to an agreement requiring a closing purchase transaction at a formula price, the amount of illiquid securities may be calculated with reference to a formula the staff of the SEC approves.

Additional risks are involved with options trading because of the low margin deposits required and the extremely high degree of leverage that may be involved in options trading. There may be imperfect correlation between the change in market value of the securities held by a fund and the prices of the options, possible lack of liquid secondary markets, and the resulting inability to close such positions prior to their maturity dates.

A fund may write or purchase an option only when the market value of that option, when aggregated with the market value of all other options transactions made on behalf of a fund, does not exceed 5% of its total assets.

PREFERRED STOCKS are nonvoting equity securities that pay a stated fixed or variable rate dividend. Although the preferred shareholders generally have no right to receive discretionary dividends, they must receive the preferred dividend at the stated rate prior to any dividends being paid on the common stock. Since the preferred shareholder receives a fixed dividend payment, the holder's position is much like that of the bondholder. Due to their fixed income features, preferred stocks provide higher income potential than issuers' common stocks, but typically are more sensitive to interest rate changes than an underlying common stock. In the event of liquidation, bondholders have claims on company assets senior to those of shareholders; preferred shareholders have claims senior to those of common shareholders. Preferred stocks are rated like fixed income securities and a fund will only invest preferred stock that has a call feature that the investment adviser expects to be exercised by the issuer on the call date or that has a specified redemption date.

PROMISSORY NOTES are written agreements committing the maker or issuer to pay the payee a specified amount either on demand or at a fixed date in the future, with or without interest. These are sometimes called negotiable notes or instruments and are subject to credit risk. Bank notes are notes used to represent obligations issued by banks in large denominations.

PUTS are agreements that allow the buyer to sell a security at a specified price and time to the seller or "put provider." When a fund buys a security with a put feature, losses could occur if the put provider does not perform as agreed. If a put provider fails to honor its commitment upon a fund's attempt to exercise the put, a fund may have to treat the security's final maturity as its effective maturity. If that occurs, the security's price may be negatively impacted, and its sensitivity to interest rate changes may be increased, possibly contributing to increased share price volatility for a fund. This also could lengthen a fund's overall average effective maturity. Standby commitments are types of puts.

QUALITY OF INVESTMENTS refers to the quality of the securities purchased by a fund. Investment-grade securities are rated by at least one NRSRO in one of the four highest rating categories (within which there may be sub-categories or gradations indicating relative standing) or have been determined to be of equivalent quality by the investment adviser pursuant to procedures adopted by the Board of Trustees. The funds may invest up to 50% of their net assets in high yield securities ("junk bonds") that are rated at least B by at least one nationally recognized


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
statistical rating organization (NRSRO) or are the unrated equivalent as determined by the investment adviser. If a bond is downgraded below B, a fund may continue to hold the bond unless the risk of holding the bond is unacceptable when compared to the bond's total return potential. Split-rated bonds are considered to have the higher credit rating.

REAL ESTATE INVESTMENT TRUSTS (REITS) are pooled investment vehicles, which invest primarily in income producing real estate or real estate related loans or interests and, in some cases, manage real estate. REITs are sometimes referred to as equity REITs, mortgage REITs or hybrid REITs. An equity REIT invests primarily in properties and generates income from rental and lease properties and, in some cases, from the management of real estate. Equity REITs also offer the potential for growth as a result of property appreciation and from the sale of appreciated property. Mortgage REITs invest primarily in real estate mortgages, which may secure construction, development or long-term loans, and derive income for the collection of interest payments. Hybrid REITS may combine the features of equity REITs and mortgage REITs. REITs are generally organized as corporations or business trusts, but are not taxed as a corporation if they meet certain requirements of the Subchapter M of the Internal Revenue Code of 1986, as amended (the Code).

REPURCHASE AGREEMENTS are instruments under which a buyer acquires ownership of certain securities (usually U.S. government securities) from a seller who agrees to repurchase the securities at a mutually agreed-upon time and price, thereby determining the yield during the buyer's holding period. Any repurchase agreements a fund enters into will involve the fund as the buyer and banks or broker-dealers as sellers. The period of repurchase agreements is usually short
- from overnight to one week, although the securities collateralizing a repurchase agreement may have longer maturity dates. Default by the seller might cause a fund to experience a loss or delay in the liquidation of the collateral securing the repurchase agreement. A fund also may incur disposition costs in liquidating the collateral. In the event of a bankruptcy or other default of a repurchase agreement's seller, a fund might incur expenses in enforcing its rights, and could experience losses, including a decline in the value of the underlying securities and loss of income. A fund will make payment under a repurchase agreement only upon physical delivery or evidence of book entry transfer of the collateral to the account of its custodian bank.

RESTRICTED SECURITIES are securities that are subject to legal restrictions on their sale. Restricted securities may be considered to be liquid if an institutional or other market exists for these securities. In making this determination, a fund, under the direction and supervision of the Board of Trustees, will take into account the following factors: (1) the frequency of trades and quotes for the security; (2) the number of dealers willing to purchase or sell the security and the number of potential purchasers; (3) dealer undertakings to make a market in the security; and (4) the nature of the security and marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of transfer). To the extent a fund invests in restricted securities that are deemed liquid, the general level of illiquidity in a fund's portfolio may be increased if qualified institutional buyers become uninterested in purchasing these securities.

REVERSE REPURCHASE AGREEMENTS, MORTGAGE DOLLAR ROLLS AND SALE-BUYBACKS may be used by a fund. A fund may engage in reverse repurchase agreements to facilitate portfolio liquidity, a practice common in the mutual fund industry, or for arbitrage transactions as discussed below. In a reverse repurchase agreement, a fund would sell a security and enter into an agreement to repurchase the security at a specified future date and price. A fund generally retains the right to interest and principal payments on the security. Because a fund receives cash upon entering into a reverse repurchase agreement, it may be considered a borrowing. When required by guidelines of the SEC, a fund will set aside permissible liquid assets earmarked or in a segregated account to secure its obligations to repurchase the security.

A fund also may enter into mortgage dollar rolls, in which a fund would sell MBS for delivery in the current month and simultaneously contract to purchase substantially similar securities on a specified future date. While a fund would forego principal and interest paid on the MBS during the roll period, a fund would be compensated by the difference between the current sales price and the lower price for the future purchase as well as by any interest earned on the proceeds of the initial sale. A fund also could be compensated through the receipt of fee income equivalent to a lower forward price. At the time a fund would enter into a mortgage dollar roll, it would set aside permissible liquid assets earmarked or in a segregated account to secure its obligation for the forward commitment to buy MBS. Mortgage dollar roll transactions may be considered a borrowing by a fund.

The mortgage dollar rolls and reverse repurchase agreements entered into by a fund may be used as arbitrage transactions in which a fund will maintain an offsetting position in short duration investment-grade debt obligations. Since a fund will receive interest on the securities or repurchase agreements in which it invests the transaction proceeds, such transactions may involve leverage. However, since such securities or repurchase agreements will be high quality and short duration, the investment adviser believes that such arbitrage transactions present lower risks to a fund than those associated with other types of leverage. There can be no assurance that a fund's use of the cash it receives from a mortgage dollar roll will provide a positive return.

A fund also may effect simultaneous purchase and sale transactions that are known as "sale-buybacks." A sale-buyback is similar to a reverse repurchase agreement, except that in a sale-buyback, the counterparty who purchases the security is entitled to receive any principal or interest payments made on the underlying security pending settlement of the fund's repurchase of the underlying security. A fund's obligations under a sale-buyback typically would be offset by liquid assets equal in value to the amount of the fund's forward commitment to repurchase the subject security.

SECURITIES LENDING of portfolio securities is a common practice in the securities industry. A fund may engage in security lending arrangements with the primary objective of increasing its income. For example, a fund may receive cash collateral and it may invest it in short-term, interest-bearing obligations, but will do so only to the extent that it will not lose the tax treatment available to mutual funds. Lending portfolio securities involves risks that the borrower may fail to return the securities or provide additional collateral. Also, voting rights with respect to the loaned securities may pass with the lending of the securities and efforts to call such securities promptly may be unsuccessful, especially for foreign securities.

A fund may loan portfolio securities to qualified broker-dealers or other institutional investors provided: (1) the loan is secured continuously by collateral consisting of U.S. government securities, letters of credit, cash or cash-equivalents or other appropriate instruments maintained on a daily marked-to-market basis in an amount at least equal to the current market value of the securities loaned; (2) a fund may at any time call the loan and obtain the return of the securities loaned; (3) a fund will receive any interest or dividends paid on the loaned securities; and (4) an aggregate market value of securities loaned will not at any time exceed one-third of the total assets of a fund, including collateral received from the loan (at market value computed at the time of the loan).

Although voting rights with respect to loaned securities pass to the borrower, the lender retains the right to recall a security (or terminate a loan) for the purpose of exercising the security's voting rights. Efforts to recall such securities promptly may be unsuccessful, especially for foreign securities or thinly traded securities such as small-cap stocks. In addition, because recalling a security may involve expenses to a fund, it is expected that a fund will do so only where the items being voted upon are, in the judgment of the investment adviser, either material to the economic value of the security or threaten to materially impact the issuer's corporate governance policies or structure.

SECURITIES OF OTHER INVESTMENT COMPANIES may be purchased and sold by a fund and those issued by foreign investment companies. Mutual funds are registered investment companies, which may issue and redeem their shares on a continuous basis (open-end mutual funds) or may offer a fixed number of shares usually listed on an exchange (closed-end mutual funds). Mutual funds generally offer investors the advantages of diversification and professional investment management, by combining shareholders' money and investing it in various types of securities, such as stocks, bonds and money market securities. Mutual funds also make various investments and use certain techniques in order to enhance their performance. These may include entering into delayed-delivery and when-issued securities transactions or swap agreements; buying and selling futures contracts, illiquid and restricted securities and repurchase agreements and borrowing or lending money and/or portfolio securities. The risks of investing in mutual funds generally reflect the risks of the securities in which the mutual funds invest and the investment techniques they may employ. Also, mutual funds charge fees and incur operating expenses.

If a fund decides to purchase securities of other investment companies, a fund intends to purchase shares of mutual funds in compliance with the requirements of federal law or any applicable exemptive relief received from the SEC. Mutual fund investments for a fund are currently restricted under federal regulations, and therefore, the extent to which a fund may invest in another mutual fund may be limited.

Funds in which a fund also may invest include unregistered or privately-placed funds, such as hedge funds and off-shore funds, and unit investment trusts. Hedge funds and off-shore funds are not registered with the SEC, and therefore are largely exempt from the regulatory requirements that apply to registered investment companies (mutual funds). As a result, these types of funds may have greater ability to make investments or use investment techniques that offer a higher degree of investment return, such as leveraging, which also may subject their fund assets to substantial risk to the investment principal. These funds, while not regulated by the SEC like mutual funds, may be indirectly supervised by the sources of their assets, which tend to be commercial and investment banks and other financial institutions. Investments in these funds also may be more difficult to sell, which could cause losses to a fund. For example, hedge funds typically require investors to keep their investment in a hedge fund for some period of time, such as one month or one year. This means investors would not be able to sell their shares of a hedge fund until such time had past.

SHORT SALES may be used by a fund as part of its overall portfolio management strategies or to offset a potential decline in a value of a security. For example, a fund may use short sales may as a quantitative technique to assemble a portfolio whose performance, average maturity and average duration is expected to track that of its index. This technique may provide a more effective hedge against interest rate risk than other types of hedging transactions, such as selling futures contracts. A fund may sell a security short only if the fund owns the security, or the right to obtain the security or equivalent securities, or covers such short sale with liquid assets as required by the current rules and interpretations of the SEC or its staff. When a fund makes a short sale, it may borrow the security sold short and deliver it to the broker-dealer through which it made the short sale as collateral for its obligation to deliver the security upon conclusion of the sale. A fund also may have to pay a fee to borrow particular securities and is often obligated to pay over any accrued interest and dividends on such borrowed securities.

If the price of the security sold short increases between the time of the short sale and the time a fund replaces the borrowed security, a fund will incur a loss; conversely, if the price declines, a fund will realize a gain. Any gain will be decreased, and any loss increased, by the transaction costs described above. Selling securities short against the box involves selling a security that a fund owns or has the right to acquire, for the delivery at a specified date in the future. If a fund sells securities short against the box, it may protect unrealized gains, but will lose the opportunity to profit on such securities if the price rises. A short sale against the box is a taxable transaction to the funds with respect to the securities sold short. The successful use of short selling as a hedging strategy may be adversely affected by imperfect correlation between movements in the price of the security sold short and the securities being hedged.

SINKING FUNDS may be established by bond issuers to set aside a certain amount of money to cover timely repayment of bondholders' principal raised through a bond issuance. By creating a sinking fund, the issuer is able to spread repayment of principal to numerous bondholders while reducing reliance on its then current cash flows. A sinking fund also may allow the issuer to annually repurchase certain of its outstanding bonds from the open market or repurchase certain of its bonds at a call price named in a bond's sinking fund provision. This call provision will allow bonds to be prepaid or called prior to a bond's maturity. The likelihood of this occurring is substantial during periods of falling interest rates.

SPREAD TRANSACTIONS may be used for hedging or managing risk. A fund may purchase covered spread options from securities dealers. Such covered spread options are not presently exchange-listed or exchange-traded. The purchase of a spread option gives a fund the right to put, or sell, a security that it owns at a fixed dollar spread or fixed yield spread in relation to another security that a fund does not own, but which is used as a benchmark. The risk to a fund in purchasing covered spread options is the cost of the premium paid for the spread option and any transaction costs. In addition, there is no assurance that closing transactions will be available. The purchase of spread options will be used to protect a fund against adverse changes in prevailing credit quality spreads, i.e., the yield spread between high quality and lower quality securities. Such protection is only provided during the life of the spread option.

STATE-SPECIFIC MUNICIPAL MUTUAL FUNDS, such as the Schwab California Municipal Bond Shares, are mutual funds that invest primarily in municipal securities issued by or on behalf of one state or one state's counties, municipalities, authorities or other subdivisions. These funds' securities are subject to the same general risks associated with other municipal funds' securities. In addition, their values will be particularly affected by economic, political, geographic and demographic conditions and developments within the affected state. A fund that invests primarily in securities issued by a single state and its political subdivisions provides a greater level of risk than a fund that is diversified across numerous states and municipal entities. The ability of the state or its municipalities to meet their obligations will depend on the availability of tax and other revenues; economic, political and demographic conditions within the state; and the underlying fiscal condition of the state and its municipalities. The risks of investing in state specific mutual funds generally reflect the risks of the securities in which the mutual funds invest and the investment techniques they may employ.

STRIPPED SECURITIES are securities whose income and principal components are detached and sold separately. While risks associated with stripped securities are similar to other fixed income securities, stripped securities are typically subject to greater changes in value. U.S. Treasury securities that have been stripped by the Federal Reserve Bank are obligations of the U.S. Treasury.

STRUCTURED NOTES are derivative instruments. An issuing corporation may repay a noteholder based on the movement of an unrelated underlying indicator, such as, an index or a commodity. The noteholder has the opportunity to profit from the changes in the unrelated indicator.

SWAP AGREEMENTS are privately negotiated over-the-counter derivative products in which two parties agree to exchange payment streams calculated in relation to a rate, index, instrument or certain securities (referred to as the "underlying") and a predetermined amount (referred to as the "notional amount"). The underlying for a swap may be an interest rate (fixed or floating), a currency exchange rate, a commodity price index, a security, group of securities or a securities index, a combination of any of these, or various other rates, assets or indices. Swap agreements generally do not involve the delivery of the underlying or principal, and a party's obligations generally are equal to only the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the swap agreement.

Swap agreements can be structured to increase or decrease a fund's exposure to long or short term interest rates, corporate borrowing rates and other conditions, such as changing security prices and inflation rates. They also can be structured to increase or decrease a fund's exposure to specific issuers or specific sectors of the bond market such as mortgage securities. For example, if a fund agreed to pay a longer-term fixed rate in exchange for a shorter-term floating rate while holding longer-term fixed rate bonds, the swap would tend to decrease a fund's exposure to longer-term interest rates. Swap agreements tend to increase or decrease the overall volatility of a fund's investments and its share price and yield. Changes in interest rates, or other factors determining the amount of payments due to and from a fund, can be the most significant factors in the performance of a swap agreement. If a swap agreement calls for payments from a fund, a fund must be prepared to make such payments when they are due. In order to help minimize risks, a fund will earmark or segregate appropriate assets for any accrued but unpaid net amounts owed under the terms of a swap agreement entered into on a net basis. All other swap agreements will require a fund to earmark or segregate assets in the amount of the accrued amounts owed under the swap. A fund could sustain losses if a counterparty does not perform as agreed under the terms of the swap. A fund will enter into swap agreements with counterparties deemed creditworthy by the investment adviser.

In addition, a fund may invest in swaptions, which are privately-negotiated option-based derivative products. Swaptions give the holder the right to enter into a swap. A fund may use a swaption in addition to or in lieu of a swap involving a similar rate or index.

For purposes of applying a fund's investment policies and restrictions (as stated in the prospectuses and this SAI) swap agreements are generally valued by the fund at market value. In the case of a credit default swap sold by a fund (i.e., where the fund is selling credit default protection), however, a fund will generally value the swap at its notional amount. The manner in which certain securities or other instruments are valued by the fund for purposes of applying investment policies and restrictions may differ from the manner in which those investments are valued by other types of investors.

TEMPORARY DEFENSIVE STRATEGIES may be engaged by a fund during abnormal economic or market conditions. Under normal conditions, Schwab Municipal Bond Shares and Schwab California Municipal Bond Shares do not generally intend to invest more than 20% of their net assets in securities that pay interest subject to federal income tax. In addition, under normal conditions, Schwab Municipal Bond Shares and Schwab California Municipal Bond Shares do not generally intend to invest in securities that pay interest subject to the federal alternative minimum tax
(AMT). Further, under normal conditions, Schwab California Municipal Bond Shares does not intend to invest more than 20% of its net assets in securities that pay interest subject to California personal income tax. However, from time to time, as a defensive measure or under abnormal market conditions, Schwab Municipal Bond Shares and Schwab California Municipal Bond Shares may invest up to 100% of their assets in cash, cash equivalents or other high quality short-term investments, which may include securities the interest on which is subject to federal income tax and/or AMT and, with respect to investments made by Schwab California Municipal Bond Shares, California personal income tax. As a defensive measure or under abnormal market conditions, Schwab Bond Shares may invest up to 100% of its assets in cash, cash equivalents or other high quality short-term investments. In addition, for liquidity purposes, all of the funds may temporarily invest 100% of their assets in cash, cash equivalents or other high quality short-term investments.

U.S. GOVERNMENT SECURITIES are issued by the U.S. Treasury or issued or guaranteed by the U.S. government or any of its agencies or instrumentalities. Not all U.S. government securities are backed by the full faith and credit of the United States. Some U.S. government securities, such as those issued by Fannie Mae, Freddie Mac, the Student Loan Marketing Association (SLMA or Sallie Mae), and the Federal Home Loan Banks (FHLB), are supported by a line of credit the issuing entity has with the U.S. Treasury. Others are supported solely by the credit of the issuing agency or instrumentality such as obligations issued by the Federal Farm Credit Banks Funding Corporation (FFCB). There can be no assurance that the U.S. government will provide financial support to U.S. government securities of its agencies and instrumentalities if it is not obligated to do so under law. That being said, U.S. government securities, including U.S. Treasury securities, are among the safest securities, however, not unlike other debt securities, they are still sensitive to interest rate changes, which will cause their prices to fluctuate.

VARIABLE- AND FLOATING-RATE DEBT SECURITIES pay an interest rate, which is adjusted either periodically or at specific intervals or which floats continuously according to a formula or benchmark. Although these structures generally are intended to minimize the fluctuations in value that occur when interest rates rise and fall, some structures may be linked to a benchmark in such a way as to cause greater volatility to the security's value.

Some variable-rate securities may be combined with a put or demand feature (variable-rate demand securities) that entitles the holder to the right to demand repayment in full or to resell at a specific price and/or time. While the demand feature is intended to reduce credit risks, it is not always unconditional, and may make the securities more difficult to sell quickly without losses. There are risks involved with these securities because there may be no active secondary market for a particular variable-rate demand security purchased by a fund. In addition, a fund may exercise its demand rights only at certain times. A fund could also suffer losses in the event that the issuer defaults on its obligation.

Synthetic variable or floating rate securities include tender option bond receipts. Tender option bond receipts are derived from fixed-rate municipal bonds that are placed in a trust from which two classes of trust receipts are issued. These receipts represent proportionate interest in the underlying bonds. Interest payments are made on the bonds based upon a predetermined rate. Under certain circumstances, the holder of a trust receipt also may participate in any gain or loss on the sale of such bonds. Tender option bond trust receipts generally are structured as private placements and, accordingly, may be deemed to be restricted securities for purposes of a fund's investment limitations.

All of the funds may invest in municipal residual interest tender option bonds, which are derivative instruments in municipal bonds. Although volatile, municipal residual interest tender option bonds typically offer the potential for yields exceeding the yields available on comparable fixed-rate municipal bonds. Municipal residual interest tender option bonds pay interest at rates that bear an inverse relationship to the interest rate on another security ("inverse floaters"). An investment in inverse floaters may involve greater risk than investment in a fixed-rate municipal bond because changes in the interest rate on the other security inversely affect the residual interest paid on the inverse floater and, therefore, the value of an inverse floater is generally more volatile than that of a fixed-rate municipal bond. Inverse floaters have interest rate adjustment formulas which generally reduce or, in the extreme, eliminate the interest received when short-term interest rates rise, and increase the interest received when short-term interest rates fall. These securities tend to underperform the market for fixed-rate municipal bonds in a rising interest rate environment, but tend to outperform the market for fixed-rate municipal bonds when interest rates decline. Shifts in long-term rates may, however, alter this tendency. A fund's investments in inverse floaters also amplifies the effects of the fund's use of leverage, which tends to magnify the effect of any decrease or increase in the value of a fund's portfolio securities. The use of leverage may cause a fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations.

WARRANTS are a type of security usually issued with bonds and preferred stock that entitles the holder to a proportionate amount of common stock at a specified price for a specific period of time. The prices of warrants do not necessarily move parallel to the prices of the underlying common stock. Warrants have no voting rights, receive no dividends and have no rights with respect to the assets of the issuer. If a warrant is not exercised within the specified time period, it will become worthless and a fund will lose the purchase price it paid for the warrant and the right to purchase the underlying security.

WRAP AGREEMENTS may be entered into by a fund with insurance companies, banks or other financial institutions (wrapper providers). A wrap agreement typically obligates the wrapper provider to maintain the value of the assets covered under the agreement (covered assets) up to a specified maximum dollar amount upon the occurrence of certain specified events. The value is pre-determined using the purchase price of the securities plus interest at a specified rate minus an adjustment for any defaulted securities. The specified interest rate may be adjusted periodically under the terms of the agreement. While the rate typically will reflect movements in the market rates of interest, it may at times be less or more than the actual rate of income earned on the covered assets. The rate also can be impacted by defaulted securities and by purchase and redemption levels in a fund. A fund also pays a fee under the agreement, which reduces the rate as well.

Wrap agreements may be used as a risk management technique intended to help minimize fluctuations in a fund's NAV. However, a fund's NAV will typically fluctuate at least minimally, and may fluctuate more at times when interest rates are fluctuating. Additionally, wrap agreements do not protect against losses a fund may incur if the issuers of portfolio securities do not make timely payments of interest and/or principal. A wrap agreement provider also could default on its obligations under the agreement. Therefore, a fund will only invest in a wrap provider with an investment-grade credit rating. There is no active trading market for wrap agreements and none is expected to develop. Therefore, wrap agreements are considered illiquid investments. There is no guarantee that a fund will be able to purchase any wrap agreements or replace ones that defaulted. Wrap agreements are valued using procedures adopted by the Board of Trustees. There are risks that the value of a wrap agreement may not be sufficient to minimize the fluctuations in a fund's NAV. All of these factors might result in a decline in the value of a fund's shares.

ZERO-COUPON, STEP-COUPON, AND PAY-IN-KIND SECURITIES are debt securities that do not make regular cash interest payments. Zero-coupon and step-coupon securities are sold at a deep discount to their face value. Pay-in-kind securities pay interest through the issuance of additional securities. Because such securities do not pay current cash income, the price of these securities can be volatile when interest rates fluctuate. While these securities do not pay current cash income, federal income tax law requires the holders of zero-coupon, step-coupon, and pay-in-kind securities to include in income each year the portion of the original issue discount (or deemed discount) and other non-cash income on such securities accruing that year. In order to continue to qualify as a "regulated investment company" or "RIC" under the Internal Revenue

Code and avoid a certain excise tax, a fund may be required to distribute a portion of such discount and income and may be required to dispose of other portfolio securities, which may occur in periods of adverse market prices, in order to generate cash to meet these distribution requirements.

                             INVESTMENT LIMITATIONS

The following investment limitations are fundamental investment polices and restrictions and may be changed only by vote of a majority of a fund's outstanding voting shares.

SCHWAB BOND SHARES:

1) Purchase securities of any issuer, unless consistent with the maintenance of its status as a diversified investment management company under the Investment Company Act of 1940 Act (the 1940 Act), or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time;

2) Concentrate investments in a particular industry or group of industries, as concentration is defined under the 1940 Act, or the rules or regulations thereunder, as such statute, rules and regulations may be amended from time to time; and

3) (i) Purchase or sell commodities, commodities contracts, futures contracts or real estate, (ii) lend or borrow, (iii) issue senior securities, (iv) underwrite securities or (v) pledge, mortgage or hypothecate any of its assets, except as permitted (or not prohibited) by the 1940 Act, or the rules or regulations thereunder, as such statute, rules and regulations may be amended from time to time.

SCHWAB MUNICIPAL BOND SHARES MAY NOT:

1) Concentrate investments in a particular industry or group of industries, as concentration is defined under the 1940 Act, or the rules or regulations thereunder, as such statute, rules and regulations may be amended from time to time; and

2) (i) Purchase or sell commodities, commodities contracts, futures contracts or real estate, (ii) lend or borrow, (iii) issue senior securities, (iv) underwrite securities or (v) pledge, mortgage or hypothecate any of its assets, except as permitted (or not prohibited) by the 1940 Act, or the rules or regulations thereunder, as such statute, rules and regulations may be amended from time to time.

SCHWAB CALIFORNIA MUNICIPAL BOND SHARES MAY NOT:

1) Concentrate investments in a particular industry or group of industries, as concentration is defined under the 1940 Act, or the rules or regulations thereunder, as such statute, rules and regulations may be amended from time to time; and

2) (i) Purchase or sell commodities, commodities contracts, futures contracts or real estate, (ii) lend or borrow, (iii) issue senior securities, (iv) underwrite securities or (v) pledge, mortgage or hypothecate any of its assets, except as permitted (or not prohibited) by the 1940 Act, or the rules or regulations thereunder, as such statute, rules and regulations may be amended from time to time.

THE FOLLOWING DESCRIPTIONS OF THE 1940 ACT MAY ASSIST INVESTORS IN UNDERSTANDING THE ABOVE POLICIES AND RESTRICTIONS.

Diversification. Under the 1940 Act, a diversified investment management company, as to 75% of its total assets, may not purchase securities of any issuer (other than U.S. government securities or securities of other investment companies) if, as a result, more than 5% of its total assets would be invested in the securities of such issuer, or more than 10% of the issuer's outstanding voting securities would be held by the fund.

Concentration. The SEC has presently defined concentration as investing 25% or more of an investment company's net assets in an industry or group of industries, with certain exceptions.

Borrowing. The 1940 Act presently allows a fund to borrow from any bank (including pledging, mortgaging or hypothecating assets) in an amount up to 33 1/3% of its total assets (not including temporary borrowings not in excess of 5% of its total assets).

Lending. Under the 1940 Act, a fund may only make loans if expressly permitted by its investment policies. The funds' non-fundamental investment policies on lending are set forth below.

Underwriting. Under the 1940 Act, underwriting securities involves a fund purchasing securities directly from an issuer for the purpose of selling (distributing) them or participating in any such activity either directly or indirectly. Under the 1940 Act, a diversified fund may not make any commitment as underwriter, if immediately thereafter the amount of its outstanding underwriting commitments, plus the value of its investments in securities of issuers (other than investment companies) of which it owns more than 10% of the outstanding voting securities, exceeds 25% of the value of its total assets. The foregoing restrictions does not apply to non-diversified funds.

Real Estate. The 1940 Act does not directly restrict a fund's ability to invest in real estate, but does require that every fund have a fundamental investment policy governing such investments. The funds have adopted a fundamental policy that would permit direct investment in real estate. However, the funds have non-fundamental investment limitations that prohibit them from investing directly in real estate. This non-fundamental policy may be changed only by vote of the funds' Board of Trustees.

Senior Securities. Senior securities may include any obligation or instrument issued by a fund evidencing indebtedness. The 1940 Act generally prohibits funds from issuing senior securities, although it provides allowances for certain borrowings and certain other investments, such as short sales, reverse repurchase agreements, firm commitment agreements and standby commitments, with appropriate earmarking or segregation of assets to cover such obligation.

The following are non-fundamental investment policies and restrictions and may be changed by the Board of Trustees.

SCHWAB BOND SHARES MAY NOT:

1) Sell securities short unless it owns the security or the right to obtain the security or equivalent securities, or unless it covers such short sale as required by current SEC rules and interpretations (transactions in futures contracts, options and other derivative instruments are not considered selling securities short).

2) Purchase securities on margin, except such short-term credits as may be necessary for the clearance of purchases and sales of securities and provided that margin deposits in connection with futures contracts, options on futures or other derivative instruments shall not constitute purchasing securities on margin.

3) Borrow money except that the fund may (i) borrow money from banks or through an interfund lending facility, if any, only for temporary or emergency purposes and (ii) engage in reverse repurchase agreements with any party; provided that (i) and (ii) in combination do not exceed 33 1/3% of its total assets (any borrowings that come to exceed this amount will be reduced to the extent necessary to comply with the limitation within three business days).

4) Lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties (this restriction does not apply to purchases of debt securities or repurchase agreements).

5)    Invest more than 15% of its net assets in illiquid securities.

6) Purchase securities (other than securities issued or guaranteed by the U.S. government, its agencies or instrumentalities) if, as a result of such purchase, 25% or more of the value of its total assets would be invested in any industry, or group of industries (although securities issued by governments or political subdivisions of governments are not considered to be securities subject to this industry concentration restriction).

7) Purchase or sell commodities, commodity contracts or real estate, including interests in real estate limited partnerships, provided that the fund may (i) purchase securities of companies that deal in real estate or interests therein (including REITs), (ii) purchase or sell futures contracts, options contracts, equity index participations and index participation contracts, and (iii) purchase securities of companies that deal in precious metals or interests therein.

SCHWAB MUNICIPAL BOND SHARES AND SCHWAB CALIFORNIA MUNICIPAL BOND SHARES MAY
NOT:

1) Sell securities short unless it owns the security or the right to obtain the security or equivalent securities, or unless it covers such short sale as required by current SEC rules and interpretations (transactions in futures contracts, options and other derivative instruments are not considered selling securities short).

2) Purchase securities on margin, except such short-term credits as may be necessary for the clearance of purchases and sales of securities and provided that margin deposits in connection with futures contracts, options on futures or other derivative instruments shall not constitute purchasing securities on margin.

3) Borrow money except that each fund may (i) borrow money from banks or through an interfund lending facility, if any, only for temporary or emergency purposes and (ii) engage in reverse repurchase agreements with any party; provided that (i) and (ii) in combination do not exceed 33 1/3% of its total assets (any borrowings that come to exceed this amount will be reduced to the extent necessary to comply with the limitation within three business days).

4) Lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties (this restriction does not apply to purchases of debt securities or repurchase agreements).

5)    Invest more than 15% of its net assets in illiquid securities.

6) Purchase securities (other than securities issued or guaranteed by the U.S. government, its agencies or instrumentalities) if, as a result of such purchase, 25% or more of the value of its total assets would be invested in any industry, or group of industries (although securities issued by governments or political subdivisions of governments are not considered to be securities subject to this industry concentration restriction).

7) Purchase or sell commodities, commodity contracts or real estate, including interests in real estate limited partnerships, provided that the fund may (i) purchase securities of companies that deal in real estate or interests therein (including REITs), (ii) purchase or sell futures contracts, options contracts, equity index participations and index participation contracts, and (iii) purchase securities of companies that deal in precious metals or interests therein.

SUBSEQUENT CHANGES IN NET ASSETS

Policies and investment limitations that state a maximum percentage of assets that may be invested in a security or other asset, or that set forth a quality standard shall be measured immediately after and as a result of a fund's acquisition of such security or asset, unless otherwise noted. Except with respect to limitations on borrowing and futures and option contracts, any subsequent change in net assets or other circumstances does not require a fund to sell an investment if it could not then make the same investment. With respect to the limitation on illiquid securities, in the event that a subsequent change in net assets or other circumstances causes a fund to exceed its limitation, a fund will take steps to bring the aggregate amount of illiquid instruments back within the limitations as soon as reasonably practicable.

                             MANAGEMENT OF THE FUNDS

The funds are overseen by a Board of Trustees. The trustees are responsible for protecting shareholder interests. The trustees regularly meet to review the investment activities, contractual arrangements and the investment performance of the funds. The trustees met XX times during the most recent fiscal year.

Certain trustees are "interested persons." A trustee may be considered an interested person of the trust under the 1940 Act if he or she is an officer, director or employee of Charles Schwab Investment Management, Inc. ("CSIM") or Charles Schwab & Co., Inc. ("Schwab"). A trustee also may be considered an interested person of the trust under the 1940 Act if he or she owns stock of The Charles Schwab Corporation, a publicly traded company and the parent company of the funds' investment adviser and distributor.

Each of the below-referenced officers and/or trustees also serves in the same capacity as described for the Trust, for Schwab Capital Trust, The Charles Schwab Family of Funds and Schwab Annuity Portfolios (collectively, referred to herein as the "Family of Investment Companies") which as of XXXXXX, included XX funds.

CSIM is the investment adviser of the Laudus Trust and the Laudus Variable Insurance Trust and an affiliate of CSIM is the investment adviser to the Excelsior Funds, Inc., Excelsior Tax-Exempt Funds, Inc., and Excelsior Funds Trust (the Family of Investment Companies, Laudus Trust, Laudus Variable Insurance Trust, Excelsior Funds, Inc., Excelsior Tax-Exempt Funds, Inc., and Excelsior Funds Trust are collectively referred to herein as the "fund complex"). As of XXXXX, the fund complex consisted of XXX funds. Ms. Byerwalter, Mr. Hasler and Mr. Merk also serve as trustees for the Laudus Trust, Laudus Variable Insurance Trust, Excelsior Funds, Inc., Excelsior Tax-Exempt Funds, Inc., and Excelsior Funds Trust, therefore, each of these trustees oversees all XXX funds in the fund complex. The address of each individual listed below is 101 Montgomery Street, San Francisco, California 94104.

Each officer's and trustee's principal occupations during the past five years, other directorships and affiliations, if any, with The Charles Schwab Corporation, Schwab and CSIM are as follows :

                            MANAGEMENT OF THE FUNDS

-----------------------------------------------------------------------------------------------------------------
      NAME, YEAR OF
        BIRTH, AND                TERM OF OFFICE
    (POSITION(S) WITH             AND LENGTH OF          PRINCIPAL OCCUPATIONS                OTHER
        THE TRUST)                TIME SERVED(1)       DURING THE PAST FIVE YEARS          DIRECTORSHIPS
-----------------------------------------------------------------------------------------------------------------
                                               INDEPENDENT TRUSTEES
-----------------------------------------------------------------------------------------------------------------
Donald F. Dorward             Trustee of Schwab       Chief Executive Officer,
1931                          Investments since       Dorward & Associates
(Trustee)                     1991.                   (corporate management,
                                                      marketing and
                                                      communications consulting
                                                      firm).  From 1996-1999,
                                                      Executive Vice President
                                                      and Managing Director,
                                                      Grey Advertising.  Prior
                                                      to 1996, President and
                                                      Chief Executive Officer,
                                                      Allen & Dorward
                                                      Advertising.
-----------------------------------------------------------------------------------------------------------------

----------
1 Trustees remain in office until they resign, retire or are removed by shareholder vote. The Schwab Funds(R) retirement policy requires that independent trustees elected after January 1, 2000 retire at age 72 or after twenty years as a trustee, whichever comes first. Independent trustees elected prior to January 1, 2000 will retire on the following schedule: Messr. Holmes and Dorward will retire on December 31, 2007, and Messrs. Stephens and Wilsey will retire on December 31, 2010.

-----------------------------------------------------------------------------------------------------------------
      NAME, YEAR OF
        BIRTH, AND                TERM OF OFFICE
    (POSITION(S) WITH             AND LENGTH OF          PRINCIPAL OCCUPATIONS                OTHER
        THE TRUST)                TIME SERVED(1)       DURING THE PAST FIVE YEARS          DIRECTORSHIPS
-----------------------------------------------------------------------------------------------------------------
Robert G. Holmes              Trustee of Schwab       Chairman, Chief Executive
1931                          Investments since       Officer and Director,
(Trustee)                     1991.                   Semloh Financial, Inc.
                                                      (international financial
                                                      services and investment
                                                      advisory firm).
-----------------------------------------------------------------------------------------------------------------
Donald R. Stephens            Trustee of Schwab       Managing Partner, D.R.
1938                          Investments since       Stephens & Company
(Trustee)                     1991.                   (investments). Prior to
                                                      1996, Chairman and Chief
                                                      Executive Officer of North
                                                      American Trust (real
                                                      estate investment trust).
-----------------------------------------------------------------------------------------------------------------
Michael W. Wilsey             Trustee of Schwab       Chairman and Chief
1943                          Investments since       Executive Officer, Wilsey
(Trustee)                     1991.                   Bennett, Inc. (real estate
                                                      investment and management,
                                                      and other investments).
-----------------------------------------------------------------------------------------------------------------
Mariann Byerwalter            Trustee of Schwab       Chairman of JDN Corporate    Board 1 - Trustee of the
1960                          Investments since       Advisory LLC.  From 1996     Laudus Trust, Laudus
(Trustee)                     2000.                   to 2001, Vice President      Variable Insurance Trust,
                                                      for Business Affairs and     The Charles Schwab Family of
                                                      Chief Financial Officer of   Funds, Schwab Investments,
                                                      Stanford University, and     Schwab Capital Trust and
                                                      in 2001, Special Advisor     Schwab Annuity Portfolios,
                                                      to the President of          each a registered investment
                                                      Stanford University.         company that is part of the
                                                                                   same mutual fund complex as
                                                                                   the Trusts (together
                                                                                   referred to as the "Schwab
                                                                                   Mutual Fund Complex").
                                                                                   Schwab and/or its affiliates
                                                                                   act as the investment
                                                                                   adviser to each portfolio in
                                                                                   the Schwab Mutual Fund
                                                                                   Complex.  Board 2 -
                                                                                   Director, Redwood Trust,
                                                                                   Inc. (mortgage finance).
                                                                                   Board 3 - Director, PMI
                                                                                   Group, Inc. (mortgage
                                                                                   insurance).
-----------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------
      NAME, YEAR OF
        BIRTH, AND                TERM OF OFFICE
    (POSITION(S) WITH             AND LENGTH OF          PRINCIPAL OCCUPATIONS                OTHER
        THE TRUST)                TIME SERVED(1)       DURING THE PAST FIVE YEARS          DIRECTORSHIPS
-----------------------------------------------------------------------------------------------------------------
William A. Hasler             Trustee of Schwab       Retired.  Dean Emeritus,     Board 1 - Trustee of the
1941                          Investments since       Haas School of Business,     Laudus Trust, Laudus
(Trustee)                     2000.                   University of California,    Variable Insurance Trust,
                                                      Berkeley.  Until February    The Charles Schwab Family of
                                                      2004, Co-Chief Executive     Funds, Schwab Investments,
                                                      Officer, Aphton Corp.        Schwab Capital Trust and
                                                      (bio-pharmaceuticals).       Schwab Annuity Portfolios,
                                                      Prior to August 1998, Dean   each a registered investment
                                                      of the Haas School of        company that is part of the
                                                      Business, University of      same mutual fund complex as
                                                      California, Berkeley         the Trusts (together
                                                      (higher education).          referred to as the "Schwab
                                                                                   Mutual Fund Complex").
                                                                                   Schwab and/or its affiliates
                                                                                   act as the investment
                                                                                   adviser to each portfolio in
                                                                                   the Schwab Mutual Fund
                                                                                   Complex.  Board 2 -
                                                                                   Director, Aphton Corp.
                                                                                   (bio-pharmaceuticals).
                                                                                   Board 3 - Director, Mission
                                                                                   West Properties (commercial
                                                                                   real estate).  Board 4 -
                                                                                   Director, TOUSA (home
                                                                                   building).  Board 5 -
                                                                                   Director, Stratex Networks
                                                                                   (network equipment).  Board
                                                                                   6 - Director, Genitope Corp.
                                                                                   (bio-pharmaceuticals).
                                                                                   Board 7 - Director &
                                                                                   Non-Executive Chairman,
                                                                                   Solectron
                                                                                   Corp.(manufacturing).  Board
                                                                                   8 - Director, Ditech
                                                                                   Communications Corp. (voice
                                                                                   communications technology).
-----------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------
      NAME, YEAR OF
        BIRTH, AND                TERM OF OFFICE
    (POSITION(S) WITH             AND LENGTH OF          PRINCIPAL OCCUPATIONS                OTHER
        THE TRUST)                TIME SERVED(1)       DURING THE PAST FIVE YEARS          DIRECTORSHIPS
-----------------------------------------------------------------------------------------------------------------
Gerald B. Smith               Trustee of Schwab       Chairman and Chief           Board 1 -- Board of Cooper
1950                          Investments since       Executive Officer and        Industries (electrical
(Trustee)                     2000.                   founder of Smith Graham &    products, tools and
                                                      Co. (investment advisors).   hardware); Board 2 --
                                                                                   Chairman of the audit
                                                                                   committee of Northern Border
                                                                                   Partners, M.L.P. (energy).
-----------------------------------------------------------------------------------------------------------------
                                              INTERESTED TRUSTEES
-----------------------------------------------------------------------------------------------------------------
Charles R. Schwab(2)          Chairman and Trustee    Chairman, Chief Executive
1937                          of Schwab Investments   Officer and Director, The
(Chairman and Trustee)        since 1991.             Charles Schwab
                                                      Corporation, Charles
                                                      Schwab & Co., Inc.;
                                                      Chairman and Director,
                                                      Charles Schwab Investment
                                                      Management, Inc., Charles
                                                      Schwab Bank, N.A.;
                                                      Chairman and Chief
                                                      Executive Officer, Schwab
                                                      (SIS) Holdings Inc. I,
                                                      Schwab International
                                                      Holdings, Inc.; Chief
                                                      Executive Officer and
                                                      Director, Schwab Holdings,
                                                      Inc.; Director, U.S. Trust
                                                      Company, N.A., U.S. Trust
                                                      Corporation, United States
                                                      Trust Company of New
                                                      York.  Until May 2003,
                                                      Co-Chief Executive
                                                      Officer, The Charles
                                                      Schwab Corporation.
-----------------------------------------------------------------------------------------------------------------

----------
2 In addition to their employment with the investment adviser and the distributor, Messrs. Schwab and Merk also own stock of The Charles Schwab Corporation. Mr. Schwab and Mr. Merk are Interested Trustees because they are employees of Schwab and/or the adviser.

-----------------------------------------------------------------------------------------------------------------
      NAME, YEAR OF
        BIRTH, AND                TERM OF OFFICE
    (POSITION(S) WITH             AND LENGTH OF          PRINCIPAL OCCUPATIONS                OTHER
        THE TRUST)                TIME SERVED(1)       DURING THE PAST FIVE YEARS          DIRECTORSHIPS
-----------------------------------------------------------------------------------------------------------------
Randall W. Merk(2)            Trustee of Schwab       Executive Vice President
1954                          Investments since       and President, Schwab
(Trustee)                     2005.                   Financial Products,
                                                      Charles Schwab & Co.,
                                                      Inc.; Director, Charles
                                                      Schwab Asset Management
                                                      (Ireland) Limited and
                                                      Charles Schwab Worldwide
                                                      Funds PLC.  From September
                                                      2002 to July 2004, Chief
                                                      Executive Officer and
                                                      President, Charles Schwab
                                                      Investment Management,
                                                      Inc. and Executive Vice
                                                      President, Charles Schwab
                                                      & Co., Inc.  Prior to
                                                      September 2002, President
                                                      and Chief Investment
                                                      Officer, American Century
                                                      Investment Management, and
                                                      Director, American Century
                                                      Companies, Inc.  Until
                                                      June 2001, Chief
                                                      Investment Officer - Fixed
                                                      Income, American Century
                                                      Companies, Inc.
-----------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------
      NAME, YEAR OF
        BIRTH, AND                TERM OF OFFICE
    (POSITION(S) WITH             AND LENGTH OF          PRINCIPAL OCCUPATIONS                OTHER
        THE TRUST)                TIME SERVED(1)       DURING THE PAST FIVE YEARS          DIRECTORSHIPS
-----------------------------------------------------------------------------------------------------------------
                                                     OFFICERS
-----------------------------------------------------------------------------------------------------------------
Evelyn Dilsaver               Officer of Schwab       President, Chief Executive
1955                          Investments since       Officer, and Director,
(President and Chief          2004.                   Charles Schwab Investment
Executive Officer)                                    Management, Inc.;
                                                      Executive Vice President,
                                                      Charles Schwab & Co., Inc;
                                                      President and Chief
                                                      Executive Officer, Laudus
                                                      Trust and Laudus Variable
                                                      Insurance Trust;
                                                      President, Excelsior Funds
                                                      Inc., Excelsior Tax-Exempt
                                                      Funds, Inc., and Excelsior
                                                      Funds Trust; President,
                                                      Mutual Fund Division, UST
                                                      Advisers, Inc.  From June
                                                      2003 to July 2004, Senior
                                                      Vice President, Asset
                                                      Management Products and
                                                      Services, Charles Schwab &
                                                      Co., Inc.  Prior to June
                                                      2003, Executive Vice
                                                      President, Chief Financial
                                                      Officer, and Chief
                                                      Administrative Officer,
                                                      U.S. Trust, a subsidiary
                                                      of The Charles Schwab
                                                      Corporation.
-----------------------------------------------------------------------------------------------------------------
Stephen B. Ward               Officer of Schwab       Director, Senior Vice
1955                          Investments since       President and Chief
(Senior Vice President and    1991.                   Investment Officer,
Chief Investment Officer)                             Charles Schwab Investment
                                                      Management, Inc.; Chief
                                                      Investment Officer, The
                                                      Charles Schwab Trust
                                                      Company.
-----------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------
      NAME, YEAR OF
        BIRTH, AND                TERM OF OFFICE
    (POSITION(S) WITH             AND LENGTH OF          PRINCIPAL OCCUPATIONS                OTHER
        THE TRUST)                TIME SERVED(1)       DURING THE PAST FIVE YEARS          DIRECTORSHIPS
-----------------------------------------------------------------------------------------------------------------
George Pereira                Officer of Schwab       Senior Vice President and
1964                          Investments since       Chief Financial Officer,
(Treasurer and Principal      2004.                   Charles Schwab Investment
Financial Officer)                                    Management, Inc.; Chief
                                                      Financial Officer, Laudus
                                                      Funds; Chief Financial
                                                      Officer and Chief
                                                      Accounting Officer,
                                                      Excelsior Funds Inc.,
                                                      Excelsior Tax-Exempt
                                                      Funds, Inc., and Excelsior
                                                      Funds Trust; Chief
                                                      Financial Officer, Mutual
                                                      Fund Division, UST
                                                      Advisors, Inc.  Director,
                                                      Charles Schwab Worldwide
                                                      Fund, PLC and Charles
                                                      Schwab Asset Management
                                                      (Ireland) Limited.  From
                                                      December 1999 to November
                                                      2004, Sr. Vice President,
                                                      Financial Reporting,
                                                      Charles Schwab & Co., Inc.
-----------------------------------------------------------------------------------------------------------------
Koji E. Felton                Officer of Schwab       Senior Vice President,
1961                          Investments since       Chief Counsel and
(Secretary and Chief Legal    1998.                   Corporate Secretary,
Officer)                                              Charles Schwab Investment
                                                      Management, Inc.; Senior
                                                      Vice President and Deputy
                                                      General Counsel, Charles
                                                      Schwab & Co., Inc.  Chief
                                                      Legal Officer, Excelsior
                                                      Funds Inc., Excelsior
                                                      Tax-Exempt Funds, Inc.,
                                                      and Excelsior Funds
                                                      Trust.  Prior to June
                                                      1998, Branch Chief in
                                                      Enforcement at U.S.
                                                      Securities and Exchange
                                                      Commission in San
                                                      Francisco.
-----------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------
      NAME, YEAR OF
        BIRTH, AND               TERM OF OFFICE
    (POSITION(S) WITH             AND LENGTH OF          PRINCIPAL OCCUPATIONS                OTHER
        THE TRUST)                TIME SERVED(1)       DURING THE PAST FIVE YEARS          DIRECTORSHIPS
-----------------------------------------------------------------------------------------------------------------
Randall Fillmore              Officer of Schwab       Senior Vice President and
1960                          Investments since       Chief Compliance Officer,
(Chief Compliance Officer     2002.                   Charles Schwab Investment
and AML Officer)                                      Management, Inc.; Senior
                                                      Vice President Charles
                                                      Schwab & Co., Inc.; Chief
                                                      Compliance Officer, Laudus
                                                      Trust and Laudus Variable
                                                      Insurance Trust; Chief
                                                      Compliance Officer,
                                                      Excelsior Funds Inc.,
                                                      Excelsior Tax-Exempt
                                                      Funds, Inc., and Excelsior
                                                      Funds Trust.  From 2002 to
                                                      2003, Vice President,
                                                      Charles Schwab & Co.,
                                                      Inc., and Charles Schwab
                                                      Investment Management,
                                                      Inc.  From 2000 to 2002,
                                                      Vice President, Internal
                                                      Audit, Charles Schwab &
                                                      Co., Inc.
-----------------------------------------------------------------------------------------------------------------
Kimon P. Daifotis             Officer of Schwab       Senior Vice President and
1959                          Investments since       Chief Investment Officer -
(Senior Vice President and    2004.                   Fixed Income, Charles
Chief Investment Officer -                            Schwab Investment
Fixed Income)                                         Management, Inc.  Prior to
                                                      2004, Vice President and
                                                      Sr. Portfolio Manager,
                                                      Charles Schwab Investment
                                                      Management, Inc.
-----------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------
      NAME, YEAR OF
        BIRTH, AND                TERM OF OFFICE
    (POSITION(S) WITH             AND LENGTH OF          PRINCIPAL OCCUPATIONS                OTHER
        THE TRUST)                TIME SERVED(1)       DURING THE PAST FIVE YEARS          DIRECTORSHIPS
-----------------------------------------------------------------------------------------------------------------
Jeffrey M. Mortimer           Officer of Schwab       Senior Vice President and
1963                          Investments since       Chief Investment Officer -
(Senior Vice President and    2004.                   Equities, Charles Schwab
Chief Investment Officer -                            Investment Management,
Equities)                                             Inc.; Vice President and
                                                      Chief Investment Officer,
                                                      Laudus Trust and Laudus
                                                      Variable Insurance Trust.
                                                      Prior to 2004, Vice
                                                      President and Sr.
                                                      Portfolio Manager, Charles
                                                      Schwab Investment
                                                      Management, Inc.
-----------------------------------------------------------------------------------------------------------------

TRUSTEE COMMITTEES

The Board of Trustees has established certain committees and adopted Committee charters with respect to those committees, each as described below:

The Audit and Compliance Committee (formerly the Audit/Portfolio Compliance Committee) has oversight responsibility for the integrity of the Trust's financial reporting processes and compliance policies, procedures and processes, and for the Trust's overall system of internal controls. This Committee is comprised of at least four Independent Trustees. Currently, Messrs. Hasler, Holmes, Wilsey and Ms. Byerwalter are members of this Committee. The charter directs that the Committee must meet four times annually, with additional meetings as the Committee deems appropriate. The Committee met XX times during the most recent fiscal year.

The primary purpose of the Governance Committee is to review and make recommendations to the Board regarding Trust governance-related matters, including but not limited to Board compensation practices, retirement policies and term limits, Board self-evaluations, the effectiveness and allocations of assignments and functions by the Board, the composition of committees of the Board, and the training of Trustees. The Committee is also responsible for selecting and nominating candidates to serve as trustees. There are no specific procedures in place to consider nominees recommended by shareholders, but such nominees would be considered if such nominations were submitted in accordance with Rule 14a-8 of the 1934 Act in conjunction with a shareholder meeting to consider the election of Trustees. This Committee is comprised of at least three Independent Trustees. Currently, Messrs. Dorward, Hasler and Holmes and Ms. Byerwalter are members of this Committee. The charter directs that the Committee meets at such times and with such frequency as is deemed necessary or appropriate by the Committee. The Committee met XX times during the most recent fiscal year.

The primary purpose of the Investment Oversight Committee is to oversee the investment activities of the Trust. This Committee is comprised of at least three Independent Trustees. Currently, Messrs. Smith, Stephens and Wilsey are members of this Committee. The charter directs that the Committee meets at such times and with such frequency as is deemed necessary or appropriate by the Committee. The Committee met XX times during the most recent fiscal year.

The primary purposes of the Marketing, Distribution and Shareholder Services Committee are to review matters relating to the marketing of the Trust's shares; to oversee the quality and cost of shareholder services provided to the Trust and its shareholders pursuant to the shareholder servicing and/or administrative service plans; and to oversee the Trust's distribution-related arrangements, including the distribution-related services provided to the Trust and its shareholders. This Committee is comprised of at least three Independent Trustees. Currently, Messrs. Dorward, Smith and Stephens are members of this Committee. The charter directs that the Committee meets at such times and with such frequency as is deemed necessary or appropriate by the Committee. The Committee met XX times during the most recent fiscal year.

TRUSTEE COMPENSATION

The following table provides trustee compensation for the fiscal year ending August 31, 2006. This information is for the fund complex, which included XX funds as of August 31, 2006.

                               SCHWAB INVESTMENTS

Name of                  Aggregate Compensation  Pension or         Total
Trustee                      From the Trust      Retirement         Compensation
                                                 Benefits Accrued   from Fund
                                                 as Part of Fund    Complex
                                                 Expenses
--------------------------------------------------------------------------------
INTERESTED TRUSTEES
Charles R. Schwab                $xx                  N/A           $XX
Randall W. Merk                  $XX                  N/A           $XX

INDEPENDENT TRUSTEES
Mariann Byerwalter               $XX                  N/A           $XX
Donald F. Dorward                $XX                  N/A           $XX
William A. Hasler                $XX                  N/A           $XX
Robert G. Holmes                 $XX                  N/A           $XX
Gerald B. Smith                  $XX                  N/A           $XX
Donald R. Stephens               $XX                  N/A           $XX
Michael W. Wilsey                $XX                  N/A           $XX

                 SECURITIES BENEFICIALLY OWNED BY EACH TRUSTEE

The following table provides each Trustee's equity ownership of the funds and ownership of all registered investment companies overseen by each Trustee in the Family of Investment Companies as of December 31, 2005. As of December 31, 2005, the Family of Investment Companies included 56 funds.

   Name of Trustee        Dollar Range of Trustee Ownership     Aggregate Dollar
                          of Equity Securities in the Funds     Range of Trustee
                                                                Ownership In the
                                                                    Family of
                                                                    Investment
                                                                    Companies
--------------------------------------------------------------------------------
INTERESTED TRUSTEES

Charles R. Schwab         None                                    Over $100,000
Randall W. Merk           None                                    Over $100,000

INDEPENDENT TRUSTEES

Mariann Byerwalter        None                                    Over $100,000
Donald F. Dorward         None                                    Over $100,000
William A. Hasler         None                                    Over $100,000
Robert G. Holmes          None                                    Over $100,000
Gerald B. Smith           None                                    Over $100,000
Donald R. Stephens        None                                    Over $100,000
Michael W. Wilsey         None                                    Over $100,000

                                 CODE OF ETHICS

The funds, their investment adviser and Schwab have adopted a Code of Ethics
(Code) as required under the 1940 Act. Subject to certain conditions or restrictions, the Code permits the trustees, directors, officers or advisory representatives of the funds or the investment adviser or the directors or officers of Schwab to buy or sell directly or indirectly securities for their own accounts. This includes securities that may be purchased or held by the funds. Securities transactions by some of these individuals may be subject to prior approval of the investment adviser's Chief Compliance Officer or alternate. Most securities transactions are subject to quarterly reporting and review requirements.

               DESCRIPTION OF PROXY VOTING POLICY AND PROCEDURES

Charles Schwab Investment Management ("CSIM"), as an investment adviser, is generally responsible for voting proxies with respect to the securities held in accounts of investment companies for which it provides discretionary investment management services. CSIM 's Proxy Committee exercises and documents CSIM's responsibility with regard to voting of client proxies (the "Proxy Committee"). The Proxy Committee is composed of representatives of CSIM's Compliance, Fund Administration, Legal and Portfolio Management Departments, and chaired by CSIM's Chief Investment Officer. The Chairman of the Committee may appoint the remaining members of the Committee. The Proxy Committee reviews and, as necessary, may amend periodically these Procedures to address new or revised proxy voting policies or procedures. The policies stated in these Proxy Voting Policy and Procedures (the "CSIM Proxy Procedures") pertain to all of CSIM's clients.

The Boards of Trustees (the "Trustees") of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, and Schwab Annuity Portfolios (collectively, the "Funds" or "SchwabFunds") has delegated the responsibility for voting proxies to CSIM through their respective Investment Advisory and Administration Agreements. The Trustees have adopted these Proxy Procedures with respect to proxies voted on behalf of the various SchwabFunds portfolios. CSIM will present amendments to the Trustees for approval. However, there may be circumstances where the Proxy Committee deems it advisable to amend the Proxy Procedures between regular SchwabFunds Board meetings. In such cases, the Trustees will be asked to ratify any changes at the next regular meeting of the Board.

To assist CSIM in its responsibility for voting proxies and the overall proxy voting process, CSIM has retained Institutional Shareholder Services ("ISS") as an expert in the proxy voting and corporate governance area. ISS is an independent company that specializes in providing a variety of proxy-related services to institutional investment managers, plan sponsors, custodians, consultants, and other institutional investors. The services provided by ISS include in-depth research, global issuer analysis, and voting recommendations as well as vote execution, reporting and record keeping.

PROXY VOTING POLICY

For investment companies and other clients for which CSIM exercises its responsibility for voting proxies, it is CSIM's policy to vote proxies in the manner that CSIM and the Proxy Committee determine will maximize the economic benefit to CSIM's clients. In furtherance of this policy, the Proxy Committee has received and reviewed ISS's written proxy voting policies and procedures ("ISS's Proxy Procedures") and has determined that ISS's Proxy Procedures are consistent with the CSIM Proxy Procedures and CSIM's fiduciary duty with respect to its clients. The Proxy Committee will review any material amendments to ISS's Proxy Procedures to determine whether such procedures continue to be consistent with the CSIM Proxy Voting Procedures, and CSIM's fiduciary duty with respect to its clients.

Except under the circumstances described below, the Proxy Committee will delegate to ISS responsibility for voting proxies, including timely submission of votes, on behalf of CSIM's clients in accordance with ISS's Proxy Procedures.

For proxy issues that are not addressed by ISS's Proxy Procedures or are determined by the Proxy Committee or the applicable portfolio manager or other relevant portfolio management staff to raise significant concerns with respect to the accounts of CSIM clients, the Proxy Committee will review the analysis and recommendation of ISS. Examples of factors that could cause a matter to raise significant concerns include, but are not limited to: issues whose outcome has the potential to materially affect the company's industry, or regional or national economy, and matters which involve broad public policy developments which may similarly materially affect the environment in which the company operates. The Proxy Committee also will solicit input from the assigned portfolio manager and other relevant portfolio management staff for the particular portfolio security. After evaluating all such recommendations, the Proxy Committee will decide how to vote the shares and will instruct ISS to vote consistent with its decision. The Proxy Committee has the ultimate responsibility for making the determination of how to vote the shares in order to maximize the value of that particular holding.

With respect to proxies of an affiliated mutual fund, the Proxy Committee will vote such proxies in the same proportion as the vote of all other shareholders of the fund (i.e., "echo vote"), unless otherwise required by law. When required by law, the Proxy Committee will also "echo vote" proxies of an unaffiliated mutual fund. For example, certain exemptive orders issued to the SchwabFunds by the Securities and Exchange Commission and Section 12(d)(1)(F) of the Investment Company Act of 1940, as amended, require the SchwabFunds, under certain circumstances, to "echo vote" proxies of registered investment companies that serve as underlying investments of the SchwabFunds. When not required to "echo vote," the Proxy Committee will delegate to ISS responsibility for voting proxies of an unaffiliated mutual fund in accordance with ISS's Proxy Procedures.

Under certain circumstances, ISS may not provide an analysis or recommendation for voting a security's proxy. In that event, and when the following criteria are met, two members of the Proxy Committee, including at least one representative from equity Portfolio Management, may decide how to vote such proxy in order to maximize the value of that particular holding. The following criteria must be met: (1) For each Fund that holds the security in its portfolio, the value of the security must represent less than one tenth of one cent in the Fund's NAV, and (2) the security's value must equal less than $50,000 in the aggregate across all of the Funds and separate accounts that hold this security. Any voting decision made under these circumstances will be reported to the Proxy Committee at its next scheduled meeting.

      Conflicts of Interest. Except as described above for proxies of mutual funds, for proxy issues that present material conflicts of interest between CSIM, and/or any of its affiliates, and CSIM's clients, CSIM will delegate to ISS responsibility for voting such proxies in accordance with ISS's Proxy Procedures. The CSIM Legal Department is responsible for developing procedures to identify material conflicts of interest.

      Voting Foreign Proxies. CSIM has arrangements with ISS for voting proxies. However, voting proxies with respect to shares of foreign securities may involve significantly greater effort and corresponding cost than voting proxies with respect to domestic securities, due to the variety of regulatory schemes and corporate practices in foreign countries with respect to proxy voting. Problems voting foreign proxies may include the following:

      -     proxy statements and ballots written in a foreign language;
      -     untimely and/or inadequate notice of shareholder meetings;
      -     restrictions of foreigner's ability to exercise votes;
      -     requirements to vote proxies in person;
      - the imposition of restrictions on the sale of securities for a period of time in proximity to the shareholder meeting; o requirements to provide local agents with power of attorney to facilitate CSIM's voting instructions.

In consideration of the foregoing issues, ISS uses its best-efforts to vote foreign proxies. As part of its ongoing oversight, the Proxy Committee will monitor the voting of foreign proxies to determine whether all reasonable steps are taken to vote foreign proxies. If the Proxy Committee determines that the cost associated with the attempt to vote outweighs the potential benefits clients may derive from voting, the Proxy Committee may decide not to attempt to vote.

      Sub-Advisory Relationships. For investment companies or other clients that CSIM has delegated day-to-day investment management responsibilities to an investment adviser, CSIM may delegate its responsibility to vote proxies with respect to such investment companies' or other clients' securities. Each Sub-adviser to whom proxy voting responsibility has been delegated will be required to review all proxy solicitation material and to exercise the voting rights associated with the securities as it has been allocated in the best interest of each investment company and its shareholders, or other client. Prior to delegating the proxy voting responsibility, CSIM will review each sub-adviser's proxy voting policy to ensure that each Sub-adviser's proxy voting policy is generally consistent with the maximization of economic benefits to the investment company or other client.

REPORTING AND RECORD RETENTION

CSIM will maintain, or cause ISS to maintain, records which identify the manner in which proxies have been voted (or not voted) on behalf of CSIM clients. CSIM will comply with all applicable rules and regulations regarding disclosure of its or its clients proxy voting records and procedures.

CSIM will retain all proxy voting materials and supporting documentation as required under the Investment Advisers Act of 1940 and the rules and regulations thereunder.

PROXY COMMITTEE QUORUM

At scheduled meetings of the Proxy Committee, attendance by four members (or their respective designates) constitutes a quorum. Two members of the Committee may make voting decisions under the limited circumstances described above.

CONCISE SUMMARY OF ISS U.S. PROXY VOTING GUIDELINES

Effective for meetings on or after Feb. 1, 2006

1. AUDITORS

RATIFYING AUDITORS

Vote FOR proposals to ratify auditors, unless:

      - An auditor has a financial interest in or association with the company, and is therefore not independent;
      - There is reason to believe that the independent auditor has rendered an opinion which is neither accurate nor indicative of the company's financial position; or
      -     Fees for non-audit services are excessive.

2. BOARD OF DIRECTORS

VOTING ON DIRECTOR NOMINEES IN UNCONTESTED ELECTIONS

Vote CASE-BY-CASE on director nominees, examining, but not limited to, the following factors:

      -     Composition of the board and key board committees;
      -     Attendance at board and committee meetings;
      -     Corporate governance provisions and takeover activity;
      -     Disclosures under Section 404 of the Sarbanes-Oxley Act;
      -     Long-term company performance relative to a market and peer index;
      -     Extent of the director's investment in the company;
      -     Existence of related party transactions;
      -     Whether the chairman is also serving as CEO;
      -     Whether a retired CEO sits on the board;
      -     Number of outside boards at which a director serves.

WITHHOLD from individual directors who:

      - Attend less than 75 percent of the board and committee meetings without a valid excuse (such as illness, service to the nation, work on behalf of the company);
      -     Sit on more than six public company boards;
      - Are CEOs of public companies who sit on the boards of more than two public companies besides their own (withhold only at their outside boards).

WITHHOLD from the entire board (except for new nominees, who should be considered on a CASE-BY-CASE basis) if:

      - The company's poison pill has a dead-hand or modified dead-hand feature. Withhold every year until this feature is removed;
      - The board adopts or renews a poison pill without shareholder approval since the beginning of 2005, does not commit to putting it to shareholder vote within 12 months of adoption or reneges on a commitment to put the pill to a vote and has not yet been withheld from for this issue;
      - The board failed to act on a shareholder proposal that received approval by a majority of the shares outstanding the previous year;
      - The board failed to act on a shareholder proposal that received approval of the majority of shares cast for the previous two consecutive years;

      - The board failed to act on takeover offers where the majority of the shareholders tendered their shares;
      - At the previous board election, any director received more than 50 percent withhold votes of the shares cast and the company has failed to address the issue(s) that caused the high withhold rate;
      - A Russell 3000 company underperformed its industry group (GICS group). The test will consist of the bottom performers within each industry group (GICS) based on a weighted average TSR. The weightings are as follows: 20 percent weight on 1-year TSR; 30 percent weight on 3-year TSR; and 50 percent weight on 5-year TSR. Company's response to performance issues will be considered before withholding.

WITHHOLD from inside directors and affiliated outside directors when:

      - The inside or affiliated outside director serves on any of the three key committees: audit, compensation, or nominating;

      - The company lacks an audit, compensation, or nominating committee so that the full board functions as that committee;

      -     The full board is less than majority independent.

WITHHOLD from the members of the Audit Committee if:

      -     The non-audit fees paid to the auditor are excessive;
      - A material weakness identified in the Section 404 disclosures rises to a level of serious concern; there are chronic internal control issues and an absence of established effective control mechanisms.

WITHHOLD from the members of the Compensation Committee if:

      - There is a negative correlation between chief executive pay and company performance;
      - The company fails to submit one-time transfers of stock options to a shareholder vote;
      - The company fails to fulfill the terms of a burn rate commitment they made to shareholders;
      -     The company has poor compensation practices.

WITHHOLD from directors, individually or the entire board, for egregious actions or failure to replace management as appropriate.

CLASSIFICATION/DECLASSIFICATION OF THE BOARD

Vote AGAINST proposals to classify the board. Vote FOR proposals to repeal classified boards and to elect all directors annually.

INDEPENDENT CHAIR (SEPARATE CHAIR/CEO)

Generally vote FOR shareholder proposals requiring the position of chair be filled by an independent director unless there are compelling reasons to recommend against the proposal, such as a counterbalancing governance structure. This should include all of the following:

      - Designated lead director, elected by and from the independent board members with clearly delineated and comprehensive duties. (The role may alternatively reside with a presiding director, vice chairman, or rotating lead director; however the director must serve a minimum of one year in order to qualify as a lead director.);
      -     Two-thirds independent board;
      -     All-independent key committees;
      -     Established governance guidelines;
      -     The company does not under-perform its peers.

MAJORITY VOTE SHAREHOLDER PROPOSALS

Generally vote FOR reasonably crafted shareholders proposals calling for directors to be elected with an affirmative majority of votes cast and/or the elimination of the plurality standard for electing directors (including binding resolutions requesting that the board amend the company's bylaws), provided the proposal includes a carve-out for a plurality voting standard when there are more director nominees than board seats (e.g., contested elections). Consider voting AGAINST the shareholder proposal if the company has adopted a formal corporate governance policy that present a meaningful alternative to the majority voting standard and provide an adequate response to both new nominees as well as incumbent nominees who fail to receive a majority of votes cast.

At a minimum, a company's policy should articulate the following elements to adequately address each director nominee who fails to receive an affirmative of majority of votes cast in an election:

      - Established guidelines disclosed annually in the proxy statement concerning the process to follow for nominees who receive majority withhold votes;
      - The policy needs to outline a clear and reasonable timetable for all decision-making regarding the nominee's status;
      - The policy needs to specify that the process of determining the nominee's status will be managed by independent directors and must exclude the nominee in question;
      - An outline of a range of remedies (for example, acceptance of the resignation, maintaining the director but curing the underlying causes of the withheld votes, etc.);
      - The final decision on the nominee's status should be promptly disclosed via an SEC filing. The policy needs to include the timeframe for disclosure and require a full explanation of how the decision was reached.

In addition, the company should articulate to shareholders why its policy is the best structure for demonstrating accountability to shareholders.

3. PROXY CONTESTS

VOTING FOR DIRECTOR NOMINEES IN CONTESTED ELECTIONS

Vote CASE-BY-CASE on the election of directors in contested elections, considering the following factors:

      - Long-term financial performance of the target company relative to its industry;
      -     Management's track record;
      -     Background to the proxy contest;
      -     Qualifications of director nominees (both slates);
      - Strategic plan of dissident slate and quality of critique against management;
      - Likelihood that the proposed goals and objectives can be achieved (both slates);
      -     Stock ownership positions.

REIMBURSING PROXY SOLICITATION EXPENSES

Vote CASE-BY-CASE on proposals to reimburse proxy solicitation expenses. When voting in conjunction with support of a dissident slate, vote FOR the reimbursement of all appropriate proxy solicitation expenses associated with the election.

4. TAKEOVER DEFENSES

POISON PILLS

Vote FOR shareholder proposals requesting that the company submit its poison pill to a shareholder vote or redeem it UNLESS the company has: (1) A shareholder approved poison pill in place; or (2) The company has adopted a policy concerning the adoption of a pill in the future specifying that the board will only adopt a shareholder rights plan if either:

      -     Shareholders have approved the adoption of the plan; or
      - The board, in its exercise of its fiduciary responsibilities, determines that it is in the best interest of shareholders under the circumstances to adopt a pill without the delay in adoption that would result from seeking stockholder approval (i.e. the "fiduciary out" provision). A poison pill adopted under this fiduciary out will be put to a shareholder ratification vote within twelve months of adoption or expire. If the pill is not approved by a majority of the votes cast on this issue, the plan will immediately terminate.

Vote FOR shareholder proposals calling for poison pills to be put to a vote within a time period of less than one year after adoption. If the company has no non-shareholder approved poison pill in place and has adopted a policy with the provisions outlined above, vote AGAINST the proposal. If these conditions are not met, vote FOR the proposal, but with the caveat that a vote within twelve months would be considered sufficient.

Vote CASE-by-CASE on management proposals on poison pill ratification, focusing on the features of the shareholder rights plan. Rights plans should contain the following attributes:

      -     No lower than a 20 percent trigger, flip-in or flip-over;
      -     A term of no more than three years;
      - No dead-hand, slow-hand, no-hand or similar feature that limits the ability of a future board to redeem the pill;
      - Shareholder redemption feature (qualifying offer clause); if the board refuses to redeem the pill 90 days after a qualifying offer is announced, ten percent of the shares may call a special meeting or seek a written consent to vote on rescinding the pill.


SUPERMAJORITY VOTE REQUIREMENTS

Vote AGAINST proposals to require a supermajority shareholder vote. Vote FOR proposals to lower supermajority vote requirements.

5. MERGERS AND CORPORATE RESTRUCTURINGS

For mergers and acquisitions, evaluate the proposed transaction based on these factors:

      - Valuation - Is the value to be received by the target shareholders (or paid by the acquirer) reasonable?
      -     Market reaction - How has the market responded to the proposed deal?
      - Strategic rationale - Does the deal make sense strategically? Cost and revenue synergies should not be overly aggressive or optimistic, but reasonably achievable.
      - Negotiations and process - Were the terms of the transaction negotiated at arm's length? Was the process fair and equitable?
      - Conflicts of interest - Are insiders benefiting from the transaction disproportionately and inappropriately as compared to non-insider shareholders? As the result of potential conflicts, the directors and officers of the company may be more likely to vote to approve a merger than if they did not hold these interests.

      - Governance - Will the combined company have a better or worse governance profile than the parties to the transaction?

6. STATE OF INCORPORATION

REINCORPORATION PROPOSALS

Vote CASE-BY-CASE on proposals to change a company's state of incorporation, taking into consideration both financial and corporate governance concerns, including the reasons for reincorporating, a comparison of the governance provisions, comparative economic benefits, and a comparison of the jurisdictional laws. Vote FOR reincorporation when the economic factors outweigh any neutral or negative governance changes.

7. CAPITAL STRUCTURE

COMMON STOCK AUTHORIZATION

Vote CASE-BY-CASE on proposals to increase the number of shares of common stock authorized for issuance using a model developed by ISS. Vote FOR proposals to approve increases beyond the allowable increase when a company's shares are in danger of being de-listed or if a company's ability to continue to operate as a going concern is uncertain. In addition, for capital requests less than or equal to 300 percent of the current authorized shares that marginally fail the calculated allowable cap (i.e., exceed the allowable cap by no more than 5 percent), on a CASE-BY-CASE basis, vote FOR the increase based on the company's performance and whether the company's ongoing use of shares has shown prudence.

ISSUE STOCK FOR USE WITH RIGHTS PLAN

Vote AGAINST proposals that increase authorized common stock for the explicit purpose of implementing a non-shareholder approved shareholder rights plan (poison pill).

PREFERRED STOCK

Vote AGAINST proposals authorizing the creation of new classes of preferred stock with unspecified voting, conversion, dividend distribution, and other rights ("blank check" preferred stock). Vote AGAINST proposals to increase the number of blank check preferred stock authorized for issuance when no shares have been issued or reserved for a specific purpose.

Vote FOR proposals to create "de-clawed" blank check preferred stock (stock that cannot be used as a takeover defense). Vote FOR proposals to authorize preferred stock in cases where the company specifies the voting, dividend, conversion, and other rights of such stock and the terms of the preferred stock appear reasonable. Vote CASE-BY-CASE on proposals to increase the number of blank check preferred shares after analyzing the number of preferred shares available for issue given a company's industry and performance in terms of shareholder returns.

8. EXECUTIVE AND DIRECTOR COMPENSATION

EQUITY COMPENSATION PLANS

Vote CASE-BY-CASE on equity-based compensation plans. Vote AGAINST the plan if:

      -     The total cost of the company's equity plans is unreasonable;
      - The plan expressly permits the repricing of stock options without prior shareholder approval;
      -     There is a disconnect between CEO pay and the company's performance;

      - The company's three year burn rate exceeds the greater of 2 percent and the mean plus 1 standard deviation of its industry group; or
      -     The plan is a vehicle for poor pay practices.

DIRECTOR COMPENSATION

Vote CASE-BY-CASE on compensation plans for non-employee directors, based on the cost of the plans against the company's allowable cap. Vote for the plan if ALL of the following qualitative factors in the board's compensation plan are met and disclosed in the proxy statement:

      - Stock ownership guidelines with a minimum of three times the annual cash retainer.
      -     Vesting schedule or mandatory holding/deferral period:
            - A minimum vesting of three years for stock options or restricted stock; or
            - Deferred stock payable at the end of a three-year deferral period.
      - A balanced mix between cash and equity. If the mix is heavier on equity, the vesting schedule or deferral period should be more stringent, with the lesser of five years or the term of directorship.
      -     No retirement/benefits and perquisites for non-employee directors;
            and
      - A table with a detailed disclosure of the cash and equity compensation for each non-employee director for the most recent fiscal year.

DISCLOSURE OF CEO COMPENSATION-TALLY SHEET

Companies should provide better and more transparent disclosure related to CEO pay. Consider withhold votes in the future from the compensation committee and voting against equity plans if compensation disclosure is not improved and a tally sheet is not provided.

EMPLOYEE STOCK PURCHASE PLANS--QUALIFIED PLANS

Vote CASE-BY-CASE on qualified employee stock purchase plans. Vote FOR plans if:

      -     Purchase price is at least 85 percent of fair market value;
      -     Offering period is 27 months or less; and
      - The number of shares allocated to the plan is ten percent or less of the outstanding shares.

EMPLOYEE STOCK PURCHASE PLANS--NON-QUALIFIED PLANS

Vote CASE-by-CASE on nonqualified employee stock purchase plans. Vote FOR plans with:

      - Broad-based participation (i.e., all employees with the exclusion of individuals with 5 percent or more of beneficial ownership of the company);
      - Limits on employee contribution (a fixed dollar amount or a percentage of base salary);
      - Company matching contribution up to 25 percent of employee's contribution, which is effectively a discount of 20 percent from market value;
      - No discount on the stock price on the date of purchase since there is a company matching contribution.

OPTION EXCHANGE PROGRAMS/RE-PRICING OPTIONS

Vote CASE-by-CASE on management proposals seeking approval to exchange/reprice options, taking into consideration historic trading patterns, rationale for the re-pricing, value-for-value exchange treatment of surrendered options, option vesting, term of the option, exercise price and participation. Vote FOR shareholder proposals to put option re-pricing to a shareholder vote.

SEVERANCE AGREEMENTS FOR EXECUTIVES/GOLDEN PARACHUTES

Vote FOR shareholder proposals to require golden parachutes or executive severance agreements to be submitted for shareholder ratification, unless the proposal requires shareholder approval prior to entering into employment contracts. Vote on a CASE-BY-CASE basis on proposals to ratify or cancel golden parachutes. An acceptable parachute should include:

      -     A trigger beyond the control of management;
      - The amount should not exceed three times base amount (defined as the average annual taxable W-2 compensation during the five years prior to the year in which the change of control occurs;
      - Change-in-control payments should be double-triggered, i.e., (1) after a change in the company's ownership structure has taken place, and (2) termination of the executive as a result of the change in control.

9. CORPORATE RESPONSIBILITY

ANIMAL RIGHTS

Generally vote AGAINST proposals to phase out the use of animals in product testing unless:

      - The company is conducting animal testing programs that are unnecessary or not required by regulation;
      - The company is conducting animal testing when suitable alternatives are accepted and used at peer firms;
      - The company has been the subject of recent, significant controversy related to its testing programs.

Generally vote FOR proposals seeking a report on the company's animal welfare standards.

DRUG PRICING AND RE-IMPORTATION

Generally vote AGAINST proposals requesting that companies implement specific price restraints on pharmaceutical products unless the company fails to adhere to legislative guidelines or industry norms in its product pricing. Vote CASE-BY-CASE on proposals requesting that the company evaluate their product pricing considering:

      -     The existing level of disclosure on pricing policies;
      -     Deviation from established industry pricing norms;
      - The company's existing initiatives to provide its products to needy consumers;
      - Whether the proposal focuses on specific products or geographic regions.

Generally vote FOR proposals requesting that companies report on the financial and legal impact of their policies regarding prescription drug re-importation unless such information is already publicly disclosed. Generally vote AGAINST proposals requesting that companies adopt specific policies to encourage or constrain prescription drug re-importation.

GENETICALLY MODIFIED FOODS

Vote AGAINST proposals asking companies to voluntarily label genetically engineered (GE) ingredients in their products or alternatively to provide interim labeling and eventually eliminate GE ingredients due to the costs and feasibility of labeling and/or phasing out the use of GE ingredients.

TOBACCO

Most tobacco-related proposals (such as on second-hand smoke, advertising to youth and spin-offs of tobacco-related business) should be evaluated on a CASE-BY-CASE basis.

TOXIC CHEMICALS

Generally vote FOR resolutions requesting that a company discloses its policies related to toxic chemicals. Vote CASE-BY-CASE on resolutions requesting that companies evaluate and disclose the potential financial and legal risks associated with utilizing certain chemicals.

Generally vote AGAINST resolutions requiring that a company reformulate its products within a certain timeframe unless such actions are required by law in specific markets.

ARCTIC NATIONAL WILDLIFE REFUGE

Generally vote AGAINST request for reports outlining potential environmental damage from drilling in the Arctic National Wildlife Refuge (ANWR) unless:

      - New legislation is adopted allowing development and drilling in the ANWR region;
      -     The company intends to pursue operations in the ANWR; and
      - The company has not disclosed an environmental risk report for its ANWR operations.

CONCENTRATED AREA FEEDING OPERATIONS (CAFOS)

Vote FOR resolutions requesting that companies report to shareholders on the risks and liabilities associated with CAFOs unless:

      - The company has publicly disclosed guidelines for its corporate and contract farming operations, including compliance monitoring; or
      -     The company does not directly source from CAFOs.

GLOBAL WARMING AND KYOTO PROTOCOL COMPLIANCE

Generally vote FOR proposals requesting a report on greenhouse gas emissions from company operations and/or products unless this information is already publicly disclosed or such factors are not integral to the company's line of business. Generally vote AGAINST proposals that call for reduction in greenhouse gas emissions by specified amounts or within a restrictive time frame unless the company lags industry standards and has been the subject of recent, significant fines or litigation resulting from greenhouse gas emissions.

Generally vote FOR resolutions requesting that companies outline their preparations to comply with standards established by Kyoto Protocol signatory markets unless:

      -     The company does not maintain operations in Kyoto signatory markets;
      - The company already evaluates and substantially discloses such information; or,
      - Greenhouse gas emissions do not significantly impact the company's core businesses.


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
POLITICAL CONTRIBUTIONS

Vote CASE-BY-CASE on proposals to improve the disclosure of a company's political contributions considering: any recent significant controversy or litigation related to the company's political contributions or governmental affairs; and the public availability of a policy on political contributions. Vote AGAINST proposals barring the company from making political contributions.

LINK EXECUTIVE COMPENSATION TO SOCIAL PERFORMANCE

Vote CASE-BY-CASE on proposals to review ways of linking executive compensation to social factors, such as corporate downsizings, customer or employee satisfaction, community involvement, human rights, environmental performance, predatory lending, and executive/employee pay disparities.

OUTSOURCING/OFFSHORING

Vote CASE-BY-CASE on proposals calling for companies to report on the risks associated with outsourcing, considering: the risks associated with certain international markets; the utility of such a report; and the existence of a publicly available code of corporate conduct that applies to international operations.

HUMAN RIGHTS REPORTS

Vote CASE-BY-CASE on requests for reports detailing the company's operations in a particular country and on proposals to implement certain human rights standards at company facilities or those of its suppliers and to commit to outside, independent monitoring.

10. MUTUAL FUND PROXIES

ELECTION OF DIRECTORS

Vote CASE-BY-CASE on the election of directors and trustees, following the same guidelines for uncontested directors for public company shareholder meetings. However, mutual fund boards do not usually have compensation committees, so do not withhold for the lack of this committee.

CONVERTING CLOSED-END FUND TO OPEN-END FUND

Vote CASE-BY-CASE on conversion proposals, considering the following factors:

      -     Past performance as a closed-end fund;
      -     Market in which the fund invests;
      -     Measures taken by the board to address the discount; and
      - Past shareholder activism, board activity, and votes on related proposals.

ESTABLISH DIRECTOR OWNERSHIP REQUIREMENT

Generally vote AGAINST shareholder proposals that mandate a specific minimum amount of stock that directors must own in order to qualify as a director or to remain on the board.

REIMBURSE SHAREHOLDER FOR EXPENSES INCURRED

Vote CASE-BY-CASE on shareholder proposals to reimburse proxy solicitation expenses. When supporting the dissidents, vote FOR the reimbursement of the solicitation expenses.

TERMINATE THE INVESTMENT ADVISOR

Vote CASE-BY-CASE on proposals to terminate the investment advisor, considering the following factors:

      -     Performance of the fund's net asset value;
      -     The fund's history of shareholder relations;
      -     The performance of other funds under the advisor's management.

The Trust is required to disclose annually a fund's complete proxy voting record on Form N-PX. The fund's proxy voting record for the most recent 12 month period ended June 30th is available by visiting the Schwab website at www.schwab.com/schwabfunds. The fund's Form N-PX will also be available on the SEC's website at www.sec.gov.

              CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

As of __________ 2006, the officers and trustees of the Trust, as a group, owned of record or beneficially less than 1% of the outstanding voting securities of any class of the funds.

As of _________ 2006, no person or entity owned of record or beneficially more than 5% of the outstanding voting securities of any class of the funds.

                     INVESTMENT ADVISORY AND OTHER SERVICES

                               INVESTMENT ADVISER

Charles Schwab Investment Management, Inc. (CSIM or the investment adviser), a wholly owned subsidiary of The Charles Schwab Corporation, 101 Montgomery Street, San Francisco CA 94104, serves as the funds' investment adviser and administrator pursuant to an Investment Advisory and Administration Agreement (Advisory Agreement) between it and the trust. Charles Schwab & Co., Inc. (Schwab), 101 Montgomery Street, San Francisco CA 94104, is an affiliate of the investment adviser and is the trust's distributor, shareholder services agent and transfer agent. Charles R. Schwab is the founder, Chairman, Chief Executive Officer and Director of The Charles Schwab Corporation. As a result of his ownership of and interests in The Charles Schwab Corporation, Mr. Schwab may be deemed to be a controlling person of the investment adviser and Schwab.

ADVISORY AGREEMENT

The continuation of a fund's Advisory Agreement must be specifically approved at least annually (1) by the vote of the trustees or by a vote of the shareholders of the fund, and (2) by the vote of a majority of the trustees who are not parties to the investment advisory agreement or "interested persons" of any party (the "Independent Trustees"), cast in person at a meeting called for the purpose of voting on such approval.

Each year, the Board of Trustees calls and holds a meeting to decide whether to renew the Advisory Agreement between the Trust and CSIM with respect to existing funds in the Trust. In preparation for the meeting, the Board requests and reviews a wide variety of materials provided by the funds' investment adviser, as well as extensive data provided by third parties, and the Independent Trustees receive advice from counsel to the Independent Trustees.

For its advisory and administrative services to the funds, the investment adviser is entitled to receive a graduated annual fee payable monthly based on each fund's average daily net assets as described below.

SCHWAB BOND SHARES
SCHWAB MUNICIPAL BOND SHARES
SCHWAB CALIFORNIA MUNICIPAL BOND SHARES

0.30% on all assets

Schwab and the investment adviser have [permanently] agreed to limit the "net operating expenses" of the funds (excluding interest, taxes and certain non-routine expenses) to 0.00%.

The amount of the expense caps is determined in coordination with the Board of Trustees, and the expense cap is intended to limit the effects on shareholders of expenses incurred in the ordinary operation of the funds. The expense cap is not intended to cover all fund expenses, and a fund's expenses may exceed the expense cap. For example, the expense cap does not cover investment-related expenses, such as brokerage commissions, interest and taxes, nor does it cover extraordinary or non-routine expenses, such as shareholder meeting costs. Pursuant to a Distribution Agreement, Schwab is the principal underwriter for shares of a fund and is the trust's agent for the purpose of the continuous offering of a fund's shares. Schwab receives no fee under the Distribution Agreement.

                     SHAREHOLDER SERVICES AND TRANSFER AGENT

Schwab provides fund information to shareholders, including share price, reporting shareholder ownership and account activities and distributing a fund's prospectuses, financial reports and other informational literature about the funds. Schwab maintains the office space, equipment and personnel necessary to provide these services. Schwab also distributes and markets Schwab Funds(R) and provides other services. At its own expense, Schwab may engage third party entities, as appropriate, to perform some or all of these services. Schwab receives no fee from the funds for these services.

                         CUSTODIAN AND FUND ACCOUNTANT

State Street Bank and Trust Company, One Lincoln Street, Boston, Massachusetts 02111, serves as custodian and fund accountant for the funds.

The custodian is responsible for the daily safekeeping of securities and cash held or sold by the funds. The accountant maintains the books and records related to a fund's transactions.

                 INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The funds' independent registered public accounting firm, PricewaterhouseCoopers LLP, audits and reports on the annual financial statements of each series of the trust and reviews certain regulatory reports and each fund's federal income tax return. They also perform other professional accounting, auditing, tax and advisory services when the trust engages them to do so. Their address is Three Embarcadero Center, San Francisco, CA 94111 4004.

                                 LEGAL COUNSEL

Morgan, Lewis & Bockius LLP serves as counsel to the Trust.

                               PORTFOLIO MANAGERS

OTHER ACCOUNTS. Each portfolio manager (collectively referred to as the "Portfolio Managers") is responsible for the day-to-day management of certain accounts, as listed below. The accounts listed below are not subject to a performance-based advisory fee. The information below is provided as of August 31, 2006.

                      REGISTERED INVESTMENT
                            COMPANIES
                    (THIS AMOUNT INCLUDES THE
                    FUND IN THIS STATEMENT OF       OTHER POOLED
                      ADDITIONAL INFORMATION)    INVESTMENT VEHICLES       OTHER ACCOUNTS
                    -------------------------    -------------------    ---------------------
                     NUMBER OF      TOTAL        NUMBER OF    TOTAL     NUMBER OF    TOTAL
       NAME          ACCOUNTS       ASSETS       ACCOUNTS     ASSETS    ACCOUNTS     ASSETS
---------------------------------------------------------------------------------------------
KIMON DAIFOTIS          XX        $XX billion       XX          XX          XX         XX
---------------------------------------------------------------------------------------------
MATTHEW HASTINGS        XX        $XX billion       XX          XX          XX         XX
---------------------------------------------------------------------------------------------
STEVEN HUNG             XX        $XX billion       XX          XX          XX         XX
---------------------------------------------------------------------------------------------
JOANNE LARKIN           XX        $XX billion       XX          XX          XX         XX
---------------------------------------------------------------------------------------------

CONFLICTS OF INTEREST.

A portfolio manager's management of other managed accounts may give rise to potential conflicts of interest in connection with its management of the fund's investments, on the one hand, and the investments of the other managed accounts, on the other. The other managed accounts include other mutual funds advised by CSIM (collectively, the "Other Managed Accounts"). The Other Managed Accounts might have similar investment objectives as the fund, track the same index the fund tracks or otherwise hold, purchase, or sell securities that are eligible to be held, purchased, or sold by the fund. While the Portfolio Managers' management of Other Managed Accounts may give rise to the potential conflicts of interest listed below, CSIM does not believe that the conflicts, if any, are material or, to the extent any such conflicts are material, CSIM believes it has adopted policies and procedures that are designed to manage those conflicts in an appropriate way.

KNOWLEDGE OF THE TIMING AND SIZE OF FUND TRADES. A potential conflict of interest may arise as a result of the Portfolio Managers' day-to-day management of the fund. Because of their positions with the fund, the Portfolio Managers know the size, timing, and possible market impact of fund trades. It is theoretically possible that the Portfolio Managers could use this information to the advantage of the Other Managed Accounts they manage and to the possible detriment of the fund. However, CSIM has adopted policies and procedures reasonably designed to allocate investment opportunities on a fair and equitable basis over time. When it is determined to be in the best interest of both accounts, the Portfolio Managers may aggregate trade orders for the Other Managed Accounts with those of the fund. All aggregated orders are subject to CSIM's aggregation and allocation policy and procedures, which provide, among other things, that (i) a Portfolio Manager will not aggregate orders unless he or she believes such aggregation is consistent with his or her duty to seek best execution; (ii) no account will be favored over any other account; (iii) each account that participates in an aggregated order will participate at the average security price with all transaction costs shared on a pro-rata basis; and (iv) if the aggregated order cannot be executed in full, the partial execution is allocated pro-rata among the participating accounts in accordance with the size of each account's order.

INVESTMENT OPPORTUNITIES. A potential conflict of interest may arise as a result of the Portfolio Managers' management of the fund and Other Managed Accounts which, in theory, may allow them to allocate investment opportunities in a way that favors the Other Managed Accounts over the fund, which conflict of interest may be exacerbated to the extent that CSIM or the Portfolio Managers receive, or expect to receive, greater compensation from their management of the Other Managed Accounts than the fund. Notwithstanding this theoretical conflict of interest, it is CSIM's policy to manage each account based on its investment objectives and related restrictions and, as discussed above, CSIM has adopted policies and procedures reasonably designed to allocate investment opportunities on a fair and equitable basis over time and in a manner consistent with each account's investment objectives and related restrictions. For example, while the Portfolio Managers may buy for an Other Managed Account securities that differ in identity or quantity from securities bought for the fund or refrain from purchasing securities for an Other Managed Account that they are otherwise buying for the fund in an effort to outperform its specific benchmark, such an approach might not be suitable for the fund given its investment objectives and related restrictions.

COMPENSATION. Charles Schwab & Co., the trust's distributor, compensates each CSIM Portfolio Manager for his or her management of the fund. Each Portfolio Manager's compensation consists of a fixed annual ("base") salary and a discretionary bonus. The base salary is determined considering compensation payable for a similar position across the investment management industry and an evaluation of the individual Portfolio Manager's overall performance such as the portfolio manager's contribution to the firm's overall investment process, being good corporate citizens and contribution to the firm's asset growth and business relationships.

The discretionary bonus is determined in accordance with the CSIM Portfolio Management Incentive Plan (the "Plan"), which is designed to reward consistent and superior investment performance relative to established benchmarks and/or industry peer groups. The Plan is an annual incentive plan that provides quarterly advances at management's discretion based on their determination of whether funds are available under the Plan as well as factors such as the portfolio manager's contribution to the firm's overall investment process, being good corporate citizens, and contribution to the firm's asset growth and business relationships.

The Plan consists of two independent funding components: 75% of the funding is based on fund investment performance and 25% of the funding is based on Schwab's corporate performance.

-     Fund Investment Performance

      Funding into this Plan component is determined by fund performance relative to a Lipper Category or an established industry peer group. Peer groups are determined by the CSIM Peer Group Committee and are reviewed on a regular basis.

      - The fund's investment performance ranking relative to its peer group or respective Lipper Category ("fund ranking") is determined based on its 1-year and 3-year pre-tax return before expenses. In determining the fund ranking, 75% of the weighting is based on the 3-year pre-tax performance and 25% is based on the 1-year pre-tax performance. The 1-year and 3-year performance numbers are calculated based on a calendar year.

      A composite rating for each Portfolio Manager is then determined, based on a weighted average of all of their individual funds' rankings. The specific weight given to the fund in that calculation is determined by CSIM's senior management.

-     Schwab Corporate Performance

      Funding into this Plan component is determined by Schwab corporate performance which is based on two financial performance measures: (1) year-to-date net revenue growth; and (2) Schwab's profit margin. The actual amount of funding into the Plan is discretionary and is determined by Schwab's senior management following the end of each quarter.

The Portfolio Managers' compensation is not based on the value of the assets held in a fund's portfolio.

OWNERSHIP OF FUND SHARES. Because the funds have not commenced operations prior to the date of this SAI, no information regarding the Portfolio Managers' "beneficial ownership" of shares of the funds has been included. This information will appear in a future version of the SAI.

                    BROKERAGE ALLOCATION AND OTHER PRACTICES

                               PORTFOLIO TURNOVER

For reporting purposes, a fund's turnover rate is calculated by dividing the value of purchases or sales of portfolio securities for the fiscal year, whichever is less, by the monthly average value of portfolio securities a fund owned during the fiscal year. When making the calculation, all securities whose maturities at the time of acquisition were one year or less ("short-term securities") are excluded.

                             PORTFOLIO TRANSACTIONS

The investment adviser makes decisions with respect to the purchase and sale of portfolio securities on behalf of the funds. The investment adviser is responsible for implementing these decisions, including the negotiation of commissions and the allocation of principal business and portfolio brokerage. Purchases and sales of securities on a stock exchange or certain riskless principal transactions placed on NASDAQ are typically effected through brokers who charge a commission for their services. Purchases and sales of fixed income securities may be transacted with the issuer, the issuer's underwriter, or a dealer. The funds do not usually pay brokerage commissions on purchases and sales of fixed income securities, although the price of the securities generally includes compensation, in the form of a spread or a mark-up or mark-down, which is not disclosed separately. The prices the funds pay to underwriters of newly-issued securities usually include a commission paid by the issuer to the underwriter. Transactions placed through dealers who are serving as primary market makers reflect the spread between the bid and asked prices. The money market securities in which the funds invest are traded primarily in the over-the-counter market on a net basis and do not normally involve either brokerage commissions or transfer taxes. It is expected that the cost of executing portfolio securities transactions of the funds will primarily consist of dealer spreads and underwriting commissions.

The investment adviser seeks to obtain the best execution in executing portfolio transactions. The investment adviser may take a number of factors into account in selecting brokers or dealers to execute these transactions. Such factors may include, without limitation, the following: execution price; brokerage commission or dealer spread; size or type of the transaction; nature or character of the markets; clearance or settlement capability; reputation; financial strength and stability of the broker or dealer; efficiency of execution and error resolution; block trading capabilities; willingness to execute related or unrelated difficult transactions in the future; order of call; or provision of additional brokerage or research services or products.

The investment adviser may cause a fund to pay a higher commission than otherwise obtainable from other brokers or dealers in return for brokerage or research services or products if the investment adviser believes that such commission is reasonable in relation to the services provided. In addition to agency transactions, the investment adviser may receive brokerage and research services or products in connection with certain riskless principal transactions, in accordance with applicable SEC and other regulatory guidelines. In both instances, these services or products may include: economic, industry, or company research reports or investment recommendations; subscriptions to financial publications or research data compilations; compilations of securities prices, earnings, dividends, and similar data; computerized databases; quotation equipment and services; research or analytical computer software and services; products or services that assist in effecting transactions, including services of third-party computer systems developers directly related to research and brokerage activities; and effecting securities transactions and performing functions incidental thereto (such as clearance and settlement). The investment adviser may use research services furnished by brokers or dealers in servicing all client accounts and not all services may necessarily be used in connection with the account that paid commissions to the broker or dealer providing such services.

The investment adviser may receive a service from a broker or dealer that has both a "research" and a "non-research" use. When this occurs, the investment adviser will make a good faith allocation, under all the circumstances, between the research and non-research uses of the service. The percentage of the service that is used for research purposes may be paid for with client commissions, while the investment adviser will use its own funds to pay for the percentage of the service that is used for non-research purposes. In making this good faith allocation, the investment adviser faces a potential conflict of interest, but the investment adviser believes that that the costs of such services may be appropriately allocated to their anticipated research and non-research uses.

The funds may purchase new issues of securities for clients in a fixed price offering. In these situations, the seller may be a member of the selling group that will, in addition to selling securities, provide the investment adviser with research services, in accordance with applicable rules and regulations permitting these types of arrangements.

The investment adviser may place orders with electronic communications networks or other alternative trading systems. Placing orders with electronic communications networks or other alternative trading systems may enable the funds to trade directly with other institutional holders. At times, this may allow the funds to trade larger blocks than would be possible trading through a single market maker.

The investment adviser may aggregate securities sales or purchases among two or more clients. The investment adviser will not aggregate transactions unless it believes such aggregation is consistent with its duty to seek best execution for each affected client and is consistent with the terms of the investment advisory agreement for such client. In any single transaction in which purchases and/or sales of securities of any issuer for the account of a fund are aggregated with other accounts managed by the investment adviser, the actual prices applicable to the transaction will be averaged among the accounts for which the transaction is effected, including the account of the fund.

In determining when and to what extent to use Schwab or any other affiliated broker-dealer as its broker for executing orders for the funds on securities exchanges, the investment adviser follows procedures, adopted by the Board of Trustees, that are designed to ensure that affiliated brokerage commissions (if relevant) are reasonable and fair in comparison to unaffiliated brokerage commissions for comparable transactions. The Board reviews the procedures annually and approves and reviews transactions involving affiliated brokers quarterly.

                          PORTFOLIO HOLDINGS DISCLOSURE

The funds' Board of Trustees has approved policies and procedures that govern the timing and circumstances regarding the disclosure of funds' portfolio holdings information to shareholders and third parties. These policies and procedures are designed to ensure that disclosure of information regarding the funds' portfolio securities is in the best interests of fund shareholders, and include procedures to address conflicts between the interests of the funds' shareholders, on the one hand, and those of the funds' investment adviser, principal underwriter or any affiliated person of the funds, their investment adviser, or their principal underwriter, on the other. Pursuant to such procedures, the Board has authorized the president of the funds to authorize the release of the funds' portfolio holdings, as necessary, in conformity with the foregoing principles.

The Board exercises on-going oversight of the disclosure of fund portfolio holdings by overseeing the implementation and enforcement of the funds' policies and procedures by the Chief Compliance Officer and by considering reports and recommendations by the Chief Compliance Officer concerning any material compliance matters. The Board will receive periodic updates, at least annually, regarding entities which were authorized to be provided "early disclosure" (as defined below) of the funds' portfolio holdings information.

A complete list of the funds' portfolio holdings is published on the Schwab Funds website at www.schwab.com/Schwab Funds, under "Prospectuses and Reports", typically 60-80 days after the end of a fund's fiscal quarter. The portfolio holdings information available on the Schwab Funds' website is the same that is filed with the Securities and Exchange Commission on Form N-Q or Form N-CSR. In addition, the funds' top ten holdings lists are posted on the Schwab Funds website monthly, typically with a 10-day lag. In addition to the top ten holdings information, the funds also provides on the website monthly information regarding certain attributes of their investment holdings such as its sector weightings, composition, credit quality and duration and maturity, as applicable. The information on the website is publicly available to all categories of persons.

The funds may disclose portfolio holdings information to certain persons and entities prior to and more frequently than the public disclosure of such information ("early disclosure"). The president may authorize early disclosure of portfolio holdings information to such parties at differing times and/or with different lag times provided that (a) the president of the funds determines that the disclosure are in the best interests of the funds and that there are no conflicts of interest between the funds' shareholders and funds' adviser and distributor; and (b) the recipient is, either by contractual agreement or otherwise by law, required to maintain the confidentiality of the information.

Currently, Callan Associates, Inc. receives early disclosure of portfolio holdings information. Callan Associates provides consulting services to the Charles Schwab Employee Benefit Administrative Committee in connection with the company's 401(k) plan. Callan receives the funds' portfolio holdings on a calendar quarterly basis with a lag typically of 30 days. Neither the funds nor any other party receives compensation or other consideration from Callan Associates in connection with this arrangement. Pursuant to a confidentiality agreement entered into between Callan and the trust, Callan is required to maintain the confidentiality of the portfolio holdings information and will not allow any of its employees or agents to use such information as a basis for trading in securities or making investment decisions or recommendations.

In addition, the funds' service providers including, without limitation, the investment adviser, the distributor, the custodian, fund accountant, transfer agent, auditor, proxy voting service provider,


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pricing information vendors, publisher, printer and mailing agent may receive early disclosure of portfolio holdings information as frequently as daily in connection with the services they perform for the funds. Service providers will be subject to a duty of confidentiality with respect to any portfolio holdings information they receive whether imposed by the provisions of the service provider's contract with the trust or by the nature of its relationship with the trust.

The funds' policies and procedures prohibit the funds, the funds' investment adviser or any related party from receiving any compensation or other consideration in connection with the disclosure of portfolio holdings information.

                            DESCRIPTION OF THE TRUST

The funds are series of Schwab Investments. Schwab Investments was organized under Massachusetts law on October 26, 1990.

The funds may hold special shareholder meetings, which may cause the funds to incur non-routine expenses. These meetings may be called for purposes such as electing trustees, changing fundamental policies and amending management contracts. Shareholders are entitled to one vote for each share owned and may vote by proxy or in person. Proxy materials will be mailed to shareholders prior to any meetings, and will include a voting card and information explaining the matters to be voted upon.

The bylaws of the trust provides that a majority of shares entitled to vote shall be a quorum for the transaction of business at a shareholders' meeting, except that where any provision of law, or of the Declaration of Trust or of the bylaws permits or requires that (1) holders of any series shall vote as a series, then a majority of the aggregate number of shares of that series entitled to vote shall be necessary to constitute a quorum for the transaction of business by that series, or (2) holders of any class shall vote as a class, then a majority of the aggregate number of shares of that class entitled to vote shall be necessary to constitute a quorum for the transaction of business by that class. Any lesser number shall be sufficient for adjournments. Any adjourned session or sessions may be held, within a reasonable time after the date set for the original meeting, without the necessity of further notice. The Declaration of Trust specifically authorizes the Board of Trustees to terminate the trust (or any of its investment portfolios) by notice to the shareholders without shareholder approval.

Under Massachusetts law, shareholders of a Massachusetts business trust could, under certain circumstances, be held personally liable for the trust's obligations. The Declaration of Trust, however, disclaims shareholder liability for the trust's acts or obligations and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the trust or the trustees. In addition, the Declaration of Trust provides for indemnification out of the property of an investment portfolio in which a shareholder owns or owned shares for all losses and expenses of such shareholder or former shareholder if he or she is held personally liable for the obligations of the trust solely by reason of being or having been a shareholder. Moreover, the trust will be covered by insurance which the trustees consider adequate to cover foreseeable tort claims. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is considered remote, because it is limited to circumstances in which a disclaimer is inoperative and the trust itself is unable to meet its obligations. There is a remote


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
possibility that a fund could become liable for a misstatement in the prospectus or SAI about another fund.

As more fully described in the Declaration of Trust, the trustees may each year, or more frequently, distribute to the shareholders of each series accrued income less accrued expenses and any net realized capital gains less accrued expenses. Distributions of each year's income of each series shall be distributed pro rata to shareholders in proportion to the number of shares of each series held by each of them. Distributions will be paid in cash or shares or a combination thereof as determined by the trustees. Distributions paid in shares will be paid at the net asset value as determined in accordance with the bylaws.

          PURCHASE, REDEMPTION, DELIVERY OF SHAREHOLDER DOCUMENTS AND
                               PRICING OF SHARES

                  PURCHASING AND REDEEMING SHARES OF THE FUNDS

The funds are used exclusively as investments for wrap fee accounts. Shares may be purchased only by or on behalf of a wrap account client when CSIM or its affiliates has an agreement with the wrap program sponsor (including Charles Schwab & Co.) to serve as an adviser or sub-adviser to the account ("Wrap Adviser"). Shares of the funds may be purchased or redeemed only at the direction of the Wrap Adviser for such wrap account. Purchase orders on behalf of wrap program client must be submitted to the funds' transfer agent. Purchase orders will not be processed unless the account application and purchase payment are received in good order. If a wrap program client fails to provide all the required information requested in the current account application, the Wrap Adviser will not be able to process any purchase orders on behalf of that client.

The funds are open each day that the New York Stock Exchange (NYSE) is open (business days). The NYSE's trading session is normally conducted from 9:30 a.m. Eastern time until 4:00 p.m. Eastern time, Monday through Friday, although some days, such as in advance of and following holidays, the NYSE's trading session closes early. The following holiday closings are currently scheduled for 2006:
New Year's Day, Martin Luther King Jr.'s Birthday, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. While orders to buy, sell and exchange shares are typically accepted by Schwab at any time, only orders that are received in good order by the funds' transfer agent prior to the close of the NYSE's trading session will be executed that day at the fund's (or class') share price calculated that day. On any day that the NYSE closes early the funds reserve the right to advance the time by which purchase, redemption and exchanges orders must be received by the funds' transfer agent that day in order to be executed that day at that day's share price.


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
As long as the funds or Schwab follow reasonable procedures to confirm that an investor's telephone or Internet order is genuine, they will not be liable for any losses the investor may experience due to unauthorized or fraudulent instructions. These procedures may include requiring a form of personal identification or other confirmation before acting upon any telephone or Internet order, providing written confirmation of telephone or Internet orders and tape recording all telephone orders.

Share certificates will not be issued in order to avoid additional administrative costs, however, share ownership records are maintained by Schwab.

The trust's Declaration of Trust provides that shares may be automatically redeemed if held by a shareholder in an amount less than the minimum required by a fund or share class. A fund's minimum initial investments and minimum balance requirements, if any, are set forth in the prospectus. These minimums may be waived, for clients of Schwab Institutional and Schwab Corporate Services retirement plans. These minimums may also be waived for certain other investors, including trustees, officers and employees of Schwab, and for certain investment programs, including programs for retirement savings, education savings, or charitable giving. Schwab may receive other compensation for providing services to these clients, investors and programs. The minimums may be changed without prior notice.

The funds have made an election with the SEC to pay in cash all redemptions requested by any shareholder of record limited in amount during any 90-day period to the lesser of $250,000 or 1% of its net assets at the beginning of such period. This election is irrevocable without the SEC's prior approval. Redemption requests in excess of these limits may be paid, in whole or in part, in investment securities or in cash, as the Board of Trustees may deem advisable. Payment will be made wholly in cash unless the Board of Trustees believes that economic or market conditions exist that would make such payment a detriment to the best interests of the funds. If redemption proceeds are paid in investment securities, such securities will be valued as set forth in "Pricing of Shares." A redeeming shareholder would normally incur transaction costs if he or she were to convert the securities to cash.

The funds are designed for long-term investing. Because short-term trading activities can disrupt the smooth management of a fund and increase its expenses, the funds reserve the right to refuse any purchase or exchange order, or large purchase or exchange orders, including any purchase or exchange order which appears to be associated with short-term trading activities or "market timing." Because market timing decisions to buy and sell securities typically are based on an individual investor's market outlook, including such factors as the perceived strength of the economy or the anticipated direction of interest rates, it is difficult for the funds to determine in advance what purchase or exchange orders may be deemed to be associated with market timing or short-term trading activities.

More information regarding the funds' policies regarding "market timing" is included in the funds' prospectus.

The funds intend to redeem shares held by or on behalf of a shareholder who ceases to be an eligible investor and each wrap program client on whose behalf the Wrap Adviser has purchased Portfolio shares agrees to any such redemption. Best efforts will be made to provide the


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
applicable wrap program sponsor with advance notice of any such redemption on behalf of the client.

A fund's share price and principal value change, and when you sell your shares they may be worth less than what you paid for them.

                         EXCHANGING SHARES OF THE FUNDS

Shares of any of the funds may be sold and shares of any other fund purchased by the Wrap Adviser, provided the minimum investment and any other requirements of the fund are satisfied. In addition, different exchange policies may apply to funds that are bought through third-party wrap programs.

The funds reserve certain rights with regard to exchanging shares of the fund. These rights include the right to: (i) refuse any purchase or exchange order that may negatively impact the fund's operations; (ii) refuse orders that appear to be associated with short-term trading activities; and (iii) modify or terminate the exchange privilege upon 60 days' written notice to shareholders.

                       REDEMPTION OF SHARES OF THE FUNDS

Shares of the funds may be redeemed only at the direction of the Wrap Advisor for such wrap account. The funds intend to redeem shares held by or on behalf of a shareholder who ceases to be an eligible investor and each wrap program client on whose behalf the Wrap Adviser has purchased Portfolio shares agrees to any such redemption. Best efforts will be made to provide the applicable wrap program sponsor with advance notice of any such redemption on behalf of the client.

The funds normally will send redemption proceeds out checks within one business day and in any event no more than seven days, after acceptance of a redemption request. Redemption proceeds will generally be sent by wire transfer, but may also be paid by check. The funds reserve the right to suspend the right to redeem shares and delay sending proceeds, during times when trading on the NYSE is restricted or halted, or as otherwise permitted by the SEC.

                       DELIVERY OF SHAREHOLDER DOCUMENTS

Typically once a year, an updated prospectus will be mailed to shareholders describing the funds' investment strategies, risks and shareholder policies. Twice a year, financial reports will be mailed to shareholders describing the funds' performance and investment holdings. In order to eliminate duplicate mailings of shareholder documents, each household may receive one copy of these documents, under certain conditions. This practice is commonly called "householding." If you want to receive multiple copies, you may write or call your fund at the address or telephone number on the front of this SAI. Your instructions will be effective within 30 days of receipt by Schwab.


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
                               PRICING OF SHARES

Each business day, each share class of a fund calculates its share price, or NAV, as of the close of the NYSE (generally 4 p.m. Eastern time). This means that NAVs are calculated using the values of a fund's portfolio securities as of the close of the NYSE. Such values are required to be determined in one of two ways: securities for which market quotations are readily available are required to be valued at current market value; and securities for which market quotations are not readily available or the investment adviser deems them to be unreliable are required to be valued at fair value using procedures approved by the Board of Trustees.

Shareholders of the funds should be aware that because foreign markets are often open on weekends and other days when the funds are closed, the value of some of the funds' securities may change on days when it is not possible to buy or sell shares of the funds.

The funds use approved pricing services to provide values for their portfolio securities. Current market values are generally determined by the approved pricing services as follows: securities traded on stock exchanges, excluding the NASDAQ National Market System, are valued at the last-quoted sales price on the exchange on which such securities are primarily traded (closing values), or, lacking any sales, at the mean between the bid and ask prices; securities traded in the over-the-counter market are valued at the last reported sales price that day, or, if no sales are reported, at the mean between the bid and ask prices. Securities listed on the NASDAQ National Market System are valued in accordance with the NASDAQ Official Closing Price. In addition, securities that are primarily traded on foreign exchanges are generally valued at the preceding closing values of such securities on their respective exchanges with these values then translated into U.S. dollars at the current exchange rate. Fixed income securities normally are valued based on valuations provided by approved pricing services. Securities may be fair valued pursuant to procedures approved by the funds' Board of Trustees when approved pricing services do not provide a value for a security, a furnished price appears manifestly incorrect or events occur prior to the close of the NYSE that materially affect the furnished price. The Board of Trustees regularly reviews fair value determinations made by the funds pursuant to the procedures.

                                    TAXATION

This discussion of federal income tax consequences is based on the Code and the regulations issued thereunder as in effect on the date of this Statement of Additional Information. New legislation, as well as administrative changes or court decisions, may significantly change the conclusions expressed herein, and may have a retroactive effect with respect to the transactions contemplated herein.

                     FEDERAL TAX INFORMATION FOR THE FUNDS

It is each fund's policy to qualify for taxation as a "regulated investment company" (RIC) by meeting the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the Code). By qualifying as a RIC, each fund expects to eliminate or reduce to a nominal amount the federal income tax to which it is subject. If a fund does not qualify as a RIC under


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
the Code, it will be subject to federal income tax, at regular corporate rates on its net income, including any net realized capital gains.

A fund is treated as a separate entity for federal income tax purposes and is not combined with the trust's other funds. Each fund intends to qualify as a RIC so that it will be relieved of federal income tax on that part of its income that is distributed to shareholders. In order to qualify for treatment as a RIC, the funds must distribute annually to its shareholders at least 90% of its investment company taxable income (generally, net investment income plus the excess, if any, of net short-term capital gain over net long-term capital losses) and also must meet several additional requirements. Among these requirements are the following: (i) at least 90% of a fund's gross income each taxable year must be derived from dividends, interest, payments with respect to securities loans, and gains from the sale or other disposition of stock, securities or foreign currencies, or other income derived with respect to its business of investing in such stock or securities or currencies and net income derived from an interest in a qualified publicly traded partnership; (ii) at the close of each quarter of a fund's taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, U.S. Government securities, securities of other RICs and other securities, with such other securities limited, in respect of any one issuer, to an amount that does not exceed 5% of the value of a fund's assets and that does not represent more than 10% of the outstanding voting securities of such issuer; and (iii) at the close of each quarter of a fund's taxable year, not more than 25% of the value of its assets may be invested in securities (other than U.S. Government securities or the securities of other RICs) of any one issuer or of two or more issuers which a fund controls and which are engaged in the same, similar, or related trades or businesses, or the securities of one or more qualified publicly traded partnerships.

As noted in the prospectus, CSIM has agreed to irrevocably waive fees and reimburse all expenses of each fund. Wrap program participants investing in a fund may be charged different rates of wrap level fees depending on the different levels and types of services to be provided pursuant to the their wrap program agreements. This fee arrangement raises the question of whether the Internal Revenue Service (IRS) might attribute these differing wrap payment rates to a fund in light of the fact that, although the fund is structured to have a management fee, CSIM has agreed irrevocably to waive all fees and pay all operating expenses (except for interest, taxes, and certain non-routine expenses) for each fund. Such a position, if asserted, could raise issues of whether the structure produces preferential dividends and, in turn, whether a fund qualifies to be taxed as regulated an investment company. Failure to so qualify would cause all of a fund's taxable income (including its net capital gain) to be subject to federal corporate tax at regular rates without any deduction for distributions to shareholders, and such distributions would be taxable as ordinary dividends to the extent of a fund's current and accumulated earnings and profits.

Each fund believes that the fee arrangements do not result in the payment of a preferential dividend because all investors are bearing the same level of management fee as part of their wrap level fees. The funds have obtained an opinion from fund tax counsel, based on certain assumptions and representations that the Portfolios' fee arrangement should not prevent the dividends paid by the Portfolios from qualifying for the dividends-paid deduction. You should be aware that there is no authority on point and that such an opinion of counsel is not binding on the IRS. If the IRS were to take a contrary position and prevail in a court of law, a fund's fee arrangements could cause the dividends paid by the fund not to qualify for the dividends-paid deduction because they were considered preferential dividends. In that case, the funds would each fail to qualify as a regulated investment company.

As noted, if for any taxable year a fund does not qualify as a regulated investment company, all of its taxable income (including its net capital gain) will be subject to tax at regular corporate rates without any deduction for distributions to shareholders, and such distributions will be taxable as ordinary dividends to the extent of such fund's current and accumulated earnings and profits. Such distributions generally will be eligible for the dividends received deduction (to the extent discussed below) in the case of corporate shareholders and will be included in the qualified dividend income of non-corporate shareholders.

A fund's transactions in futures contracts, options and certain other investment activities may be restricted by the Code and are subject to special tax rules. In a given case, these rules may accelerate income to a fund, defer its losses, cause adjustments in the holding periods of a fund's assets, convert short-term capital losses into long-term capital losses or otherwise affect the character of a fund's income. These rules could therefore affect the amount, timing and character of distributions to shareholders. The funds will endeavor to make any available elections pertaining to these transactions in a manner believed to be in the best interest of a fund and its shareholders.

Each fund will generally be subject to a nondeductible 4% Federal excise tax to the extent it fails to distribute by the end of the calendar year at least 98% of its ordinary income for such calendar year and 98% of its capital gain net income (the excess of short- and long-term capital gains over short- and long-term capital losses) for the one-year period ending October 31 of that year, plus certain other amounts. Each fund intends to make timely distributions in material compliance with these requirements and consequently it is anticipated that they generally will not be required to pay any material amount of the excise tax, but can make no assurances that distributions will be sufficient to eliminate all such tax.

Schwab Municipal Bond Shares and Schwab California Municipal Bond Shares each intends to satisfy conditions (including requirements as to the proportion of its assets investing in tax-exempt bonds) that will enable it to designate distributions from the interest income generated by investment in tax-exempt bonds as exempt interest dividends.

                FEDERAL INCOME TAX INFORMATION FOR SHAREHOLDERS

The discussion of federal income taxation presented below supplements the discussion in each fund's prospectus and only summarizes some of the important federal tax considerations generally affecting shareholders of a fund. Accordingly, prospective investors (particularly those not residing or domiciled in the United States) should consult their own tax advisors regarding the consequences of investing in a fund.

It is expected that each fund will receive income generally in the form of interest derived from a fund's investments. Distributions of net investment income by a fund may be taxable as ordinary income, whether you take them in cash or additional shares. However, a fund may derive capital gains and losses in connection with sales or other dispositions of its portfolios securities. Distributions of net short-term capital gains will be taxable to shareholders as ordinary income. Distributions of long-term capital gains, if any, will be taxable to shareholders at capital gain rates, regardless of how long the shareholders has held the fund shares.

Because each fund anticipates receiving only interest income, no dividends of a fund are expected to qualify for the dividends received deduction or as qualified dividend income.

Exempt-interest dividends are excludable from a shareholder's gross income for regular federal income tax purposes. Exempt-interest dividends may nevertheless be subject to the alternative minimum tax (the "AMT") imposed by Section 55 of the Code. AMT is imposed at a rate of 26% to 28% in the case of non-corporate taxpayers and at the rate of 20% in the case of corporate taxpayers, to the extent it exceeds the taxpayer's regular tax liability. There are two circumstances where exempt-interest dividends impact the computation of the AMT for both corporate and non-corporate taxpayers. First, exempt-interest dividends derived from certain "private activity bonds" issued after August 7, 1986, will generally be an item of tax preference and therefore potentially subject to AMT for both corporate and non-corporate taxpayers. The funds intend, where possible, to avoid investing in private activity bonds. Second, in the case of exempt-interest dividends received by corporate shareholders, all exempt-interest dividends regardless of when the bonds from which they are derived were issued or whether they are derived from private activity bonds, will be included in the corporation's "adjusted current earnings," as defined in
Section 56(g) of the Code, in calculating the corporation's alternative minimum taxable income for purposes of determining AMT.

The percentage of indebtedness incurred by shareholders to purchase or carry shares of a fund will not be deductible for federal income tax purposes to the extent that a fund distributes exempt-interest dividends during the taxable year. Up to 85% of the Social Security benefits or railroad retirement benefits received by an individual's "modified adjusted gross income" (which includes exempt-interest dividends) plus one-half of the Social Security benefits or railroad retirement benefits received by such individual during that taxable year exceeds the base amount described in Section 86 of the Code.

Entities or persons who are "substantial users" (or persons related to "substantial users") of facilities financed by industrial development bonds or private activity bonds should consult their tax advisors before purchasing shares of the funds. "Substantial user" is defined generally as including a "non-exempt person" who regularly uses in a trade or business a part of a facility financed from the proceeds of industrial development bonds or private activity bonds.

Issuers of bonds purchased by a fund (or the beneficiary of such bonds) may have made certain representations or covenants in connection with the issuance of such bonds to satisfy certain requirements of the Code that must be satisfied subsequent to the issuance of such bonds. Investors should be aware that exempt-interest dividends derived from such bonds may become subject to federal income taxation retroactively to the date of issuance of the bonds to which such dividends are attributable if such representations are determined to have been inaccurate or if the issuer of such bonds (or the beneficiary of such bonds) fails to comply with such covenants.


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
Any dividends declared by a fund in October, November or December and paid the following January are treated, for tax purposes, as if they were received by shareholders on December 31 of the year in which they were declared. Distributions of net investment income and short-term capital gains are taxed as ordinary income. Long-term capital gains distributions are taxable as long-term capital gains, regardless of how long you have held your shares. However, if you receive a long-term capital gains distribution with respect to fund shares held for six months or less, any loss on the sale or exchange of those shares shall, to the extent of the long-term capital gains distribution, be treated as a long-term capital loss.

The funds will be required in certain cases to withhold at the applicable withholding rate and remit to the U.S. Treasury, the withheld amount of taxable dividends paid to any shareholder who (1) fails to provide a correct taxpayer identification number certified under penalty of perjury; (2) is subject to withholding by the Internal Revenue Service for failure to properly report all payments of interest or dividends; (3) fails to provide a certified statement that he or she is not subject to "backup withholding;" or (4) fails to provide a certified statement that he or she is a U.S. person (including a U.S. resident alien). Backup withholding is not an additional tax and any amounts withheld may be credited against the shareholder's ultimate U.S. tax liability.

Foreign shareholders (i.e., nonresident alien individuals and foreign corporations, partnerships, trusts and estates) are generally subject to U.S. withholding tax at the rate of 30% (or a lower tax treaty rate) on distributions derived from net investment income and short-term capital gains; provided, however, that for a fund's taxable year beginning after December 31, 2004 and not beginning after December 31, 2007, interest related dividends and short-term capital gain dividends generally will not be subject to U.S. withholding taxes. Distributions to foreign shareholders of such short-term capital gain dividends, of long-term capital gains and any gains from the sale or other disposition of shares of a fund generally are not subject to U.S. taxation, unless the recipient is an individual who either (1) meets the Code's definition of "resident alien" or (2) is physically present in the U.S. for 183 days or more per year. Different tax consequences may result if the foreign shareholder is engaged in a trade or business within the United States. In addition, the tax consequences to a foreign shareholder entitled to claim the benefits of a tax treaty may be different than those described above.

                    GENERAL STATE AND LOCAL TAX INFORMATION

Distributions by a fund also may be subject to state, local and foreign taxes, and their treatment under such applicable tax laws may differ from the federal income tax treatment. Many states grant tax-free status to dividends paid to you from interest earned on direct obligations of the U.S. government, subject in some states to minimum investment requirements that must be met by a fund. Investment in Ginnie Mae or Fannie Mae securities, banker's acceptances, commercial paper and repurchase agreements collateralized by U.S. government securities do not generally qualify for such tax-free treatment. The rules on exclusion of this income are different for corporate shareholders. Shareholders are urged to consult their tax advisors as to the consequences of these and other state and local tax rules affecting investments in the funds.


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
Depending upon the applicable state and local law, shareholders of a fund may be exempt from state and local taxes on distributions of tax-exempt interest income derived from obligations of the state and/or municipalities in which they reside, but shareholder may be subject to tax on income derived from obligations of other jurisdictions and/or capital gains distributions, if any. Each fund will make periodic reports to shareholder of the source of distributions on a stat-by-state basis.

Schwab California Municipal Bond Shares intends to qualify to pay dividends to shareholders that are exempt from California personal income tax ("California exempt-interest dividends"). The fund will qualify to pay California exempt-interest dividends if: (1) at the close of each quarter of the fund's taxable year, at least 50 percent of the value of the fund's total assets consist of obligations the interest on which would be exempt from California personal income tax if the obligations were held by an individual ("California Tax Exempt Obligations"); and (2) the fund continues to qualify as a regulated investment company.

Corporations subject to California franchise tax that invest in the fund are not entitled to exclude California exempt interest dividends from income.

Dividend distributions that do not qualify for treatment as California exempt-interest dividends (including those dividend distributions to shareholders taxable as long-term capital gains for federal income tax purposes) will be taxable to shareholders at ordinary income tax rates for California personal income tax purposes to the extent of a fund's earnings and profits.

Interest on indebtedness incurred or continued by a shareholder in connection with the purchase of shares of a fund will not be deductible for California personal income tax purposes if the fund distributes California exempt-interest dividends.

If the fund qualifies to pay California exempt interest dividends to shareholders, dividends distributed to shareholders will be considered California exempt-interest dividends: (1) if they are designated as exempt-interest dividends by the fund in a written notice to shareholders mailed within 60 days of the close of the fund's taxable year; and (2) to the extent the interest received by the fund during the year from California Tax Exempt Obligations exceeds expenses of the fund that would be disallowed under California personal income tax law as allocable to tax exempt interest if the Fund were an individual. If the aggregate dividends so designated exceed the amount that may be treated as California exempt-interest dividends, only that percentage of each dividend distribution equal to the ratio of aggregate California exempt-interest dividends to aggregate dividends so designated will be treated as a California exempt-interest dividend.

The foregoing is a general, abbreviated summary of certain of the provisions of the California Revenue and Taxation Code presently in effect as they directly govern the taxation of shareholders subject to California personal income tax. These provisions are subject to change by legislative or administrative action, and any such change may be retroactive with respect to the fund's transactions. Shareholders are advised to consult with their own tax advisors for more detailed information concerning California tax matters.


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                  APPENDIX - RATINGS OF INVESTMENT SECURITIES

From time to time, a fund may report the percentage of its assets that falls into the rating categories set forth below.

                                     BONDS

                           MOODY'S INVESTORS SERVICE

Aaa Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

AA Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the Aaa securities.

A Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

BAA Bonds which are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

BA Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

                         STANDARD & POOR'S CORPORATION

INVESTMENT GRADE

AAA Debt rated 'AAA' has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

AA Debt rated 'AA' has a very strong capacity to pay interest and repay principal and differs from the highest rated debt only in small degree.

A Debt rated 'A' has a strong capacity to pay interest and repay principal, although it is somewhat more susceptible to adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

BBB Debt rated 'BBB' is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

SPECULATIVE GRADE

Debt rated 'BB' and 'B' is regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

BB Debt rated 'BB' has less near-term vulnerability to default than other speculative grade debt. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions that could lead to inadequate capacity to meet timely interest and principal payments. The 'BB' rating category is also used for debt subordinated to senior debt that is assigned an actual or implied 'BBB-' rating.

B Debt rate 'B' has greater vulnerability to default but presently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions would likely impair capacity or willingness to pay interest and repay principal. The 'B' rating category also is used for debt subordinated to senior debt that is assigned an actual or implied 'BB' or 'BB-' rating.

                                  FITCH, INC.

INVESTMENT GRADE BOND

AAA Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

AA Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated 'AAA'. Because bonds rated in the 'AAA' and 'AA' categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated 'F1+'.

A Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

BBB Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

SPECULATIVE GRADE BOND

BB Bonds are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified which could assist the obligor in satisfying its debt service requirements.

B Bonds are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

             SHORT-TERM NOTES AND VARIABLE RATE DEMAND OBLIGATIONS

                           MOODY'S INVESTORS SERVICE

Short-term notes/variable rate demand obligations bearing the designations MIG-1/VMIG-1 are considered to be of the best quality, enjoying strong protection from established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing. Obligations rated MIG-2/VMIG-3 are of high quality and enjoy ample margins of protection although not as large as those of the top rated securities.

                         STANDARD & POOR'S CORPORATION

An S&P SP-1 rating indicates that the subject securities' issuer has a strong capacity to pay principal and interest. Issues determined to possess very strong safety characteristics are given a plus (+) designation. S&P's determination that an issuer has a satisfactory capacity to pay principal and interest is denoted by an SP-2 rating.

                                  FITCH, INC.

Obligations supported by the highest capacity for timely repayment are rated F1+. An F1 rating indicates that the obligation is supported by a very strong capacity for timely repayment. Obligations rated F2 are supported by a good capacity for timely repayment, although adverse changes in business, economic, or financial conditions may affect this capacity.

                                COMMERCIAL PAPER

                           MOODY'S INVESTORS SERVICE

Prime-1 is the highest commercial paper rating assigned by Moody's. Issuers (or related supporting institutions) of commercial paper with this rating are considered to have a superior ability to repay short-term promissory obligations. Issuers (or related supporting institutions) of securities rated Prime-2 are viewed as having a strong capacity to repay short-term promissory obligations. This capacity will normally be evidenced by many of the characteristics of issuers whose commercial paper is rated Prime-1 but to a lesser degree.

                         STANDARD & POOR'S CORPORATION

A Standard & Poor's Corporation ("S&P") A-1 commercial paper rating indicates a strong degree of safety regarding timely payment of principal and interest. Issues determined to possess overwhelming safety characteristics are denoted A-1+. Capacity for timely payment on commercial paper rated A-2 is satisfactory, but the relative degree of safety is not as high as for issues designated A-1.

                                  FITCH, INC.

F1+ is the highest category, and indicates the strongest degree of assurance for timely payment. Issues rated F1 reflect an assurance of timely payment only slightly less than issues rated F1+. Issues assigned an F2 rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as for issues in the first two rating categories.

PART C

                                OTHER INFORMATION
                               SCHWAB INVESTMENTS

Item 23.    Exhibits.


(a)   Articles of              Agreement and Declaration of Trust, dated
      Incorporation            October 26, 1990, was electronically filed and
                               is incorporated by reference to Exhibit 1, File No. 811-6200, of Post-Effective Amendment
                               No. 22 to Registrant's Registration Statement on
                               Form N-1A, filed on December 30, 1997.


(b)   By-Laws                  Amended and Restated Bylaws, dated November 16,
                               2004, was electronically filed and is
                               incorporated by reference to Exhibit (b), File
                               No. 811-6200, of Post-Effective Amendment No. 56 to Registrant's Registration Statement on Form
                               N-1A, filed on February 25, 2005.



(c)   Instruments          (i) Article III, Section 5, Article V, Article VI,
      Defining Rights          Article VIII, Section 4 and Article IX,
      of Security              Sections 1, 5 and 7 of the Agreement and
      Holders                  Declaration of  Trust was electronically filed
                               and is incorporated by reference to Exhibit 1, File No. 811-6200, of Post-Effective Amendment
                               No. 22 to Registrant's Registration Statement on Form N-1A, filed on December 30, 1997.




                          (ii) Article 9 and Article 11 of the Amended and
                               Restated By-Laws was electronically filed and is incorporated by reference to Exhibit (b), File No. 811-6200, of Post-Effective Amendment No. 56 to Registrant's Registration Statement on Form N-1A, filed on February 25, 2005.


(d)   Investment           (i) Investment Advisory and Administration Agreement
      Advisory Contracts       between Registrant and Charles Schwab Investment
                               Management, Inc. (the "Investment Adviser") and
                               Schedules B and C were electronically filed and are incorporated by reference to Exhibit 5(a), File No. 811-6200, of Post-Effective Amendment
                               No. 22 to Registrant's Registration Statement on
                               Form N-1A, filed on December 30, 1997.

                          (ii) Amended Schedules A and D to the Investment
                               Advisory and Administration Agreement, referred to at Item 23 (d)(i) above were electronically filed and are incorporated by reference to Exhibit (d)(ii), File No. 811-6200, of Post-Effective Amendment No. 61 to Registrant's Registration Statement on Form N-1A, filed on January 23, 2006.


                               Amended Schedules A and D to the Investment
                               Advisory and Administration Agreement, referred to at Item 23 (d)(i) above, that reflect the addition of the Schwab Bond Shares, Schwab Municipal Bond Shares and Schwab California Municipal Bond Shares to be filed by amendment.


                         (iii) Letter of Agreement between Registrant and
                               Investment Adviser dated November 14, 2005, was electronically filed and is incorporated by reference to Exhibit (d)(iii), File No. 811-6200, of Post-Effective Amendment No. 60 to Registrant's Registration Statement on Form N-1A, filed on November 14, 2005.

                          (iv) Letter Agreement between Registrant, on behalf
                               of its Schwab Inflation Protected Fund, and
                               Investment Adviser dated January 21, 2006 was electronically filed and is incorporated by reference to Exhibit (d)(iv), File No. 811-6200, of Post-Effective Amendment No. 61 to Registrant's Registration Statement on Form N-1A, filed on January 23, 2006.


                               Letter Agreement between Registrant, on behalf of its Schwab Bond Shares, Schwab Municipal Bond Shares and Schwab California Municipal Bond Shares, and Investment Adviser to be filed by amendment.


(e)   Underwriting         (i) Distribution Agreement between Registrant and
      Contracts                Charles Schwab & Co., Inc. ("Schwab") was
                               electronically filed and is incorporated by reference to Exhibit 6, File No. 811-6200, of
                               Post-Effective Amendment No. 22 to Registrant's
                               Registration Statement on Form N-1A, filed on
                               December 30, 1997.


                          (ii) Amended Schedule A to the Distribution Agreement
                               was electronically filed and is incorporated by reference to Exhibit (e)(ii), File No. 811-6200, of Post-Effective Amendment No. 62 to Registrant's Registration Statement on Form N-1A, filed on February 27, 2006.



                               Amendment to Schedule A to the Distribution
                               Agreement that reflects the addition of the Schwab Bond Shares, Schwab Municipal Bond Shares and Schwab California Municipal Bond Shares to be filed by amendment.

(f)   Bonus or Profit          Inapplicable.
      Sharing Contracts

(g)   Custodian            (i) Custodian Services Agreement between Registrant
      Agreements               and PFPC Trust Company was electronically filed
                               and is incorporated by reference to Exhibit
                               (g)(i), File No. 811-6200, of Post-Effective
                               Amendment No. 44 to the Registrant's
                               Registration Statement on Form N-1A, filed on
                               November 12, 2002.


                          (ii) Amended Custodian Services Fee Agreement dated
                               November 1, 1998, by and between the Registrant and PFPC Trust Company, as assigned by PNC Bank, was electronically filed and is incorporated by reference to Exhibit (g)(xii), File No. 811-6200, of Post-Effective Amendment No. 27 to Registrant's Registration Statement on Form N-1A, filed on December 30, 1998.



                         (iii) Schedule A to the Custodian Services Fee
                               Agreement between the Registrant and PFPC Trust Company, as assigned by PNC Bank, was electronically filed and is incorporated by reference to Exhibit (g)(xiv), File No. 811-6200, of Post-Effective Amendment No. 29 to Registrant's Registration Statement on Form N-1A, filed on July 21, 1999.


                          (iv) Rule 17f-5 and 17f-7 Services Agreement (Foreign
                               Custody Agreement) between Registrant and PFPC Trust Company dated September 25, 2003, was electronically filed and is incorporated by reference to Exhibit (g)(iv), File No. 811-6200, of Post-Effective Amendment No. 49 to Registrant's Registration Statement on Form N-1A, filed on December 11, 2003.

                           (v) Transfer Agency Agreement between the Registrant
                               and Schwab and Schedule B were electronically filed and are incorporated by reference to
                               Exhibit 8(e), File No. 811-6200, of
                               Post-Effective Amendment No. 22 to Registrant's Registration Statement on Form N-1A, filed on December 30, 1997.


                          (vi) Amended Schedules A and C to the Transfer Agency
                               Agreement were electronically filed and are incorporated by reference to Exhibit (g)(vi), File No. 811-6200, of Post-Effective Amendment No. 61 to Registrant's Registration Statement on Form N-1A, filed on January 23, 2006.



                               Amended Schedules A and C to the Transfer Agency Agreement that reflect the addition of the Schwab Bond Shares, Schwab Municipal Bond Shares and Schwab California Municipal Bond Shares to be filed by amendment.

                         (vii) Shareholder Service Agreement between the
                               Registrant and Schwab and Schedule B were electronically filed and are incorporated by reference to Exhibit 8(g), File No. 811-6200, of Post-Effective Amendment No. 22 to Registrant's Registration Statement on Form N-1A, filed on December 30, 1997.


                        (viii) Schedules A and C to the Shareholder Service
                               Agreement were electronically filed and are incorporated by reference to Exhibit (g)(viii), File No. 811-6200, of Post-Effective Amendment No. 61 to Registrant's Registration Statement on Form N-1A, filed on January 23, 2006.



                               Amended Schedules A and C to the Shareholder
                               Service Agreement that reflect the addition of the Schwab Bond Shares, Schwab Municipal Bond Shares and Schwab California Municipal Bond Shares to be filed by amendment.


                          (ix) Accounting Services Agreement between Registrant
                               and PFPC was electronically filed and is incorporated by reference to Exhibit (d)(ix), File No. 811-6200, of Post-Effective Amendment No. 44 to Registrant's Registration Statement on Form N-1A, filed on November 12, 2002.


                           (x) Accounting Services Agreement with SEI Fund
                               Resources dated April 1, 1998, was
                               electronically filed and is incorporated by reference to Exhibit (g)(xiii), File No. 811-6200, of Post-Effective Amendment No. 27 to Registrant's Registration Statement on Form N-1A, filed on December 30, 1998.


                          (xi) Amended Schedule A of the Accounting Services
                               Agreement between the Registrant and SEI Fund Resources was electronically filed and is incorporated by reference to Exhibit (g)(xvi), File No. 811-6200, of Post-Effective Amendment No. 29 to Registrant's Registration Statement on Form N-1A, filed on July 21, 1999.

                         (xii) Amendment No. 1 to the Accounting Services
                               Agreement dated December 17, 1998, by and between Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Investments and SEI Fund Resources was electronically filed and is incorporated by reference to Exhibit (g)(xvii), File No. 811-6200, of Post-Effective Amendment No. 29 to Registrant's Registration Statement on Form N-1A, filed on July 21, 1999.

                        (xiii) Amended and Restated Master Custodian Services
                               Agreement between Registrant and State Street Bank and Trust Company, dated October 17, 2005, was electronically filed and is incorporated by reference to Exhibit (g)(xv), File No. 811-6200, of Post-Effective Amendment No. 60 to Registrant's Registration Statement on Form N-1A, filed on November 14, 2005.

                         (xiv) Master Fund Accounting and Services Agreement
                               between Registrant and State Street Bank and
                               Trust Company, dated October 1, 2005, was electronically filed and is incorporated by reference to Exhibit (g)(xv), File No. 811-6200, of Post-Effective Amendment No. 60 to Registrant's Registration Statement on Form N-1A, filed on November. 14, 2005.

(h)   Other Material           Inapplicable.
      Contracts


(i)   Legal Opinion            Opinion of Counsel to be filed by amendment.



(j)   Other Opinions           Independent Registered Public Accounting Firm's
                               Consent to be filed by amendment.


(k)   Omitted Financial        Inapplicable.
      Statements

(l)   Initial Capital      (i) Purchase Agreement between Registrant and Schwab
      Agreement                relating to shares of the Schwab 1000 Fund was
                               electronically filed and is incorporated by reference to Exhibit (l)(i), File No. 811-6200, of Post-Effective Amendment No. 29 to
                               Registrant's Registration Statement on
                               Form N-1A, filed on July 21, 1999.

                          (ii) Purchase Agreement between Registrant and Schwab
                               relating to shares of the Schwab Short-Term Bond Market Index Fund (formerly Schwab Short/Intermediate Government Bond Fund) was electronically filed and incorporated by reference to Exhibit (l)(ii), File No. 811-6200, of Post-Effective Amendment No. 29 to Registrant's Registration Statement on Form N-1A, filed on July 21, 1999.

                         (iii) Purchase Agreement between Registrant and Schwab
                               relating to shares of the Schwab California
                               Long-Term Tax-Free Bond Fund (formerly Schwab California Tax Free Bond Fund) was electronically filed and is incorporated by reference to Exhibit (l)(iii), File No. 811-6200, of Post-Effective Amendment No. 29 to Registrant's Registration Statement on Form N-1A, filed on July 21, 1999.

                          (iv) Purchase Agreement between Registrant and Schwab
                               relating to shares of the Schwab Long-Term
                               Tax-Free Bond Fund (formerly Schwab National Tax Free Bond Fund) was electronically filed and is incorporated by reference to Exhibit (l)(iv), File No. 811-6200, of Post-Effective Amendment No. 29 to Registrant's Registration Statement on Form N-1A, filed on July 21, 1999.

                           (v) Purchase Agreement between Registrant and Schwab
                               relating to shares of the Schwab
                               Short/Intermediate Tax-Free Bond Fund, Schwab California Short/Intermediate Tax-Free Bond Fund and Schwab Total Bond Market Index Fund (formerly, Schwab Long-Term Government Bond
                               Fund) was electronically filed and is
                               incorporated by reference to Exhibit 13, File No. 811-6200, to Post-Effective Amendment No. 22 to Registrant's Registration Statement on Form N-1A filed on December 30, 1997.

                          (vi) Purchase Agreement between Registrant and Schwab
                               relating to shares of the Schwab YieldPlus
                               Fund(R) was electronically filed and is
                               incorporated by reference to Exhibit (l)(vi) of Post-Effective Amendment No. 29, File No. 811-6200, to Registrant's Registration Statement on Form N-1A, filed on July 21, 1999.


                         (vii) Purchase Agreement between Registrant and Schwab
                               relating to the purchase of one share of each class of the Schwab GNMA Fund was electronically filed and is incorporated by reference to Exhibit (l)(vii), File No. 811-6200, of Post-Effective Amendment No. 46 to the Registrant's Registration Statement on Form N-1A, filed on January 24, 2003.



                        (viii) Purchase Agreement between Registrant and Schwab
                               relating to the purchase of one share of each class of the Schwab California Tax-Free
                               YieldPlus Fund TM and the Schwab Tax-Free
                               YieldPlus Fund TM was electronically filed and is incorporated by reference to Exhibit (l)(viii), File No. 811-6200, of Post-Effective Amendment No. 53 to the Registrant's Registration
                               Statement on Form N-1A, filed on November 11,
                               2004.


                          (ix) Purchase Agreement between Registrant and Schwab
                               relating to the purchase of one share of each class of the Schwab Inflation Protected Fund was electronically filed and is incorporated by reference to Exhibit (l)(ix), File No. 811-6200, of Post-Effective Amendment No. 61 to Registrant's Registration Statement on Form N-1A, filed on January 23, 2006.


                               Purchase Agreement relating to the purchase of one share of each of the Schwab Bond Shares, Schwab Municipal Bond Shares and Schwab California Municipal Bond Shares to be filed by amendment.

(m)   Rule 12b-1 Plan          Inapplicable.





(n)   Rule 18f-3 Plan      (i) Registrant's Amended and Restated Multiple Class
                               Plan was electronically filed and is
                               incorporated by reference to Exhibit (o)(i), File No. 811-6200, of Post-Effective Amendment No. 46 to the Registrant's Registration Statement on Form N-1A, filed on January 27, 2003.



                          (ii) Amended Schedule A to the Multiple Class Plan
                               for Investor and Select Shares share classes of the Schwab Inflation Protected Fund was electronically filed and is incorporated by reference to Exhibit (o)(ii), File No. 811-6200, of Post-Effective Amendment No. 62 to Registrant's Registration Statement on Form N-1A, filed on February 27, 2006.



(o)   (Reserved)



(p)   Code of Ethics       (i) Code of Ethics adopted by Registrant, Charles
                               Schwab Investment Management Inc. and Charles Schwab & Co. Inc., dated January 1, 2005, was electronically filed and is incorporated by reference to Exhibit (q)(i), File No. 811-6200, of Post-Effective Amendment No. 56 to Registrant's Registration Statement on
                               Form N-1A, filed on February 25, 2005.



(q)   Power of Attorney    (i) Power of Attorney executed by Mariann Byerwalter,
                               September 4, 2002, was electronically filed and is incorporated by reference to Exhibit (p)(i), File No. 811-6200, of Post-Effective Amendment No. 44 to Registrant's Registration Statement on Form N-1A, filed on November 12, 2002.



                          (ii) Power of Attorney executed by William A. Hasler,
                               September 4, 2002, was electronically filed and is incorporated by reference to Exhibit (p)(ii), File No. 811-6200, of Post-Effective Amendment No. 44 to Registrant's Registration Statement on Form N-1A, filed on November 12, 2002.



                         (iii) Power of Attorney executed by Gerald B. Smith,
                               September 4, 2002, was electronically filed and is incorporated by reference to Exhibit (p)(iii), File No. 811-6200, of Post-Effective Amendment No. 44 to Registrant's Registration Statement on Form N-1A, filed on November 12, 2002.



                          (iv) Power of Attorney executed by Donald F. Dorward,
                               September 4, 2002, was electronically filed and is incorporated by reference to Exhibit (p)(iv), File No. 811-6200, of Post-Effective Amendment No. 44 to Registrant's Registration Statement on Form N-1A, filed on November 12, 2002.

                           (v) Power of Attorney executed by Robert G. Holmes,
                               September 4, 2002, was electronically filed and is incorporated by reference to Exhibit (p)(v), File No. 811-6200, of Post-Effective Amendment No. 44 to Registrant's Registration Statement on Form N-1A, filed on November 12, 2002.



                          (vi) Power of Attorney executed by Donald R. Stephens,
                               September 4, 2002, was electronically filed and is incorporated by reference to Exhibit (p)(vi), File No. 811-6200, of Post-Effective Amendment No. 44 to Registrant's Registration Statement on Form N-1A, filed on November 12, 2002.



                         (vii) Power of Attorney executed by Michael W. Wilsey,
                               September 4, 2002, was electronically filed and is incorporated by reference to Exhibit (p)(vii), File No. 811-6200, of Post-Effective Amendment No. 44 to Registrant's Registration Statement on Form N-1A, filed on November 12, 2002,



                        (viii) Power of Attorney executed by Charles R. Schwab,
                               September 4, 2002, was electronically filed and is incorporated by reference to Exhibit
                               (p)(viii), File No. 811-6200, of Post-Effective Amendment No. 44 to Registrant's Registration Statement on Form N-1A, filed on November 12, 2002.



                          (ix) Power of Attorney executed by Evelyn Dilsaver,
                               August 31, 2004, was electronically filed and is incorporated by reference to Exhibit (p)(ix), File No. 811-6200, of Post-Effective Amendment No. 51 to Registrant's Registration Statement on Form N-1A, filed on September 1, 2004.



                           (x) Power of Attorney executed by George Pereira,
                               November 15, 2004, was electronically filed and is incorporated by reference to Exhibit (p)(x), File No. 811-6200, of Post-Effective Amendment No. 54 to Registrant's Registration Statement on Form N-1, filed on December 10, 2004.



                          (xi) Power of Attorney executed by Randall W. Merk,
                               May 24, 2005, was electronically filed and is incorporated by reference to Exhibit (p)(xi), File No. 811-6200, of Post-Effective Amendment No. 57 to Registrant's Registration Statement on Form N-1A, filed on September 2, 2005.

Item 24. Persons Controlled by or under Common Control with the Registrant.

The Charles Schwab Family of Funds, Schwab Capital Trust and Schwab Annuity Portfolios are each Massachusetts business trusts registered under the Investment Company Act of 1940, as amended (the "1940 Act"). Each is advised by the Investment Manager and employs Schwab as principal underwriter, transfer agent and shareholder services agent. As a result, The Charles Schwab Family of Funds, Schwab Capital Trust and Schwab Annuity Portfolios may each be deemed to be under common control with Registrant.

Item 25. Indemnification.

Article VIII of Registrant's Agreement and Declaration of Trust (Exhibit (1) hereto, which is incorporated herein by reference) provides in effect that Registrant will indemnify its officers and trustees against all liabilities and expenses, including but not limited to amounts paid in satisfaction of judgments, in compromise, or as fines and penalties, and counsel fees reasonably incurred by any such officer or trustee in connection with the defense or disposition of any action, suit, or other proceeding. However, in accordance with Section 17(h) and 17(i) of the 1940 Act and its own terms, said Agreement and Declaration of Trust does not protect any person against any liability to Registrant or its shareholders to which he or she would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his or her office. In any event, Registrant will comply with 1940 Act Releases No. 7221 and 11330 respecting the permissible boundaries of indemnification by an investment company of its officers and trustees.

Insofar as indemnification for liability arising under the Securities Act of 1933, as amended (the "1933 Act"), may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, Registrant has been advised that, in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a trustee, officer or controlling person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

Item 26. Business and Other Connections of Investment Manager

Registrant's investment adviser, Charles Schwab Investment Management, Inc., a Delaware corporation, organized in October 1989 to serve as investment manager to Registrant, also serves as the investment manager to The Charles Schwab Family of Funds, Schwab Capital Trust, and Schwab Annuity Portfolios, Laudus Trust and Laudus Variable Insurance Trust, each an open-end, management investment company. The principal place of business of the investment adviser is 101 Montgomery Street, San Francisco, California 94104. The only business in which the investment adviser engages is that of investment adviser and administrator to Registrant, The Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Annuity Portfolios and any other investment companies that Schwab may sponsor in the future, investment adviser to Laudus Trust and Laudus Variable Trust and an investment adviser to certain non-investment company clients.

The business, profession, vocation or employment of a substantial nature in which each director and/or senior or executive officer of the investment adviser (CSIM) is or has been engaged during the past two fiscal years is listed below. The name of any company for which any director and/or senior or executive officer of the investment adviser serves as director, officer, employee, partner or trustee is also listed below. In addition, the name and position of each director and/or senior or executive officer of the Registrant's principal underwriter Charles Schwab & Co. Inc. is listed below.


Name and Position
with Registrant        Name of Company                    Capacity
---------------------------------------------------------------------------------
Charles R. Schwab,     Charles Schwab & Co., Inc.         Chairman
Trustee and Chairman
                       The Charles Schwab Bank, N.A.      Chairman, Director

                       The Charles Schwab Corporation     Chairman, Chief
                                                          Executive Officer

                       Charles Schwab Investment          Chairman
                       Management, Inc.

                       Schwab Holdings, Inc.              Chief Executive Officer

                       Schwab International Holdings,     Chairman and Chief
                       Inc.                               Executive Officer

                       Schwab (SIS) Holdings, Inc. I      Chairman and Chief
                                                          Executive Officer

                       Charles Schwab Holdings (UK)       Chairman

                       United States Trust Company of     Chairman, Director
                       New York

                       U.S. Trust Company                 Chairman, Director

                       U.S. Trust Corporation             Chairman, Director

                       All Kinds of Minds                 Director
                       Charles and Helen Schwab           Director
                       Foundation
                       Stanford University                Trustee

                       The Gap, Inc.                      Director until May 2004

Robert Almeida         Charles Schwab & Co., Inc.         Executive Vice
                                                          President, Internal
                                                          Audit

                       The Charles Schwab Bank, N.A.      Director

Name and Position
with Registrant        Name of Company                    Capacity
---------------------------------------------------------------------------------
John Clendening        Charles Schwab & Co., Inc.         Executive Vice
                                                          President and
                                                          President of
                                                          Independent Investor
                                                          Business/IIE Marketing

Christopher V. Dodds   Charles Schwab & Co., Inc.         Executive Vice
                                                          President and Chief
                                                          Financial Officer

Carrie Dwyer           Charles Schwab & Co., Inc.         Executive Vice
                                                          President - Corporate
                                                          Oversight and
                                                          Corporate Secretary

Bryce Lensing          Charles Schwab & Co. Inc.          Executive Vice
                                                          President, Risk
                                                          Management

Randall W. Merk        Charles Schwab & Co., Inc.         Executive Vice
                                                          President and
                                                          President, AMPS
                                                          Enterprise.  From
                                                          September 2002 to July
                                                          2004, Mr. Merk was
                                                          President & CEO of
                                                          CSIM.

                       Schwab Funds                       Trustee

                       Charles Schwab Worldwide Funds,    Director
                       PLC

                       Charles Schwab Asset Management    Director
                       (Ireland) Limited

Jan Hier-King          Charles Schwab & Co., Inc.         Executive Vice
                                                          President - Human
                                                          Resources

Deborah McWhinney      Charles Schwab & Co., Inc.         Executive Vice
                                                          President and
                                                          President, Schwab
                                                          Institutional.

Gideon Sasson          Charles Schwab & Co., Inc.         Executive Vice
                                                          President, Chief
                                                          Information Officer

Becky Saeger           Charles Schwab & Co., Inc.         Executive Vice
                                                          President, Chief
                                                          Marketing Officer
Maurisa Sommerfield    Charles Schwab & Co., Inc.         Executive Vice
                                                          President - Schwab
                                                          Operations

Evelyn S. Dilsaver,    Charles Schwab Investment          Director, President
President and Chief    Management, Inc.                   and Chief Executive
Executive Officer                                         Officer

                       Charles Schwab & Co. Inc.          Executive Vice
                                                          President.

Name and Position
with Registrant        Name of Company                    Capacity
---------------------------------------------------------------------------------
                       Laudus Trust and Laudus            President and Chief
                       Variable Insurance Trust           Executive Officer
                       Excelsior Funds Inc.               President
                       Excelsior Tax-Exempt Funds, Inc.
                       Excelsior Funds Trust
                       Mutual Fund Division, UST          President
                       Advisers, Inc.

Stephen B. Ward,       Charles Schwab Investment          Director, Senior Vice
Senior Vice            Management, Inc.                   President and Chief
President and Chief                                       Investment Officer
Investment Officer

                       The Charles Schwab Trust Company   Chief Investment
                                                          Officer
Koji E. Felton,        Charles Schwab Investment          Senior Vice President,
Chief Legal Officer    Management, Inc.                   Chief Counsel and
Secretary                                                 Corporate Secretary
                       Charles Schwab & Co., Inc.         Senior Vice President,
                                                          Deputy General Counsel
                       Excelsior Funds Inc.               Chief Legal Officer
                       Excelsior Tax-Exempt Funds, Inc.   and Secretary
                       Excelsior Funds Trust

Randall Fillmore,      Charles Schwab Investment          Senior Vice President
Chief Compliance       Management, Inc.                   and Chief Compliance
Officer                                                   Officer
                       Charles Schwab & Co., Inc.         Senior Vice President

                       Laudus Trust and Laudus            Chief Compliance
                       Variable Insurance Trust           Officer

                       Excelsior Funds Inc.               Chief Compliance
                       Excelsior Tax-Exempt Funds, Inc.   Officer
                       Excelsior Funds Trust

Kimon P. Daifotis,     Charles Schwab Investment          Senior Vice President
Senior Vice            Management, Inc.                   and Chief Investment
President and Chief                                       Officer, Fixed Income
Investment Officer

Jeffrey M. Mortimer,   Charles Schwab Investment          Senior Vice President
Senior Vice            Management, Inc.                   and Chief Investment
President and Chief                                       Officer, Equities
Investment Officer

                       Laudus Trust and Laudus            Vice President and
                       Variable Insurance Trust           Chief Investment
                                                          Officer

Name and Position
with Registrant        Name of Company                    Capacity
---------------------------------------------------------------------------------
George Pereira,        Charles Schwab Investment          Senior Vice President
Treasurer and          Management, Inc.                   and Chief Financial
Principal Financial                                       Officer
Officer

                       Laudus Trust and Laudus            Chief Financial Officer
                       Variable Insurance Trust

                       Excelsior Funds Inc.               Chief Financial
                       Excelsior Tax-Exempt Funds, Inc.   Officer and Chief
                       Excelsior Funds Trust              Accounting Officer

                       Mutual Fund Division, UST          Chief Financial Officer
                       Advisers, Inc.

                       Charles Schwab Worldwide Funds,    Director
                       PLC
                       Charles Schwab Asset Management    Director
                       (Ireland) Limited



Item 27. Principal Underwriters.

      (a) Schwab acts as principal underwriter and distributor of Registrant's shares. Schwab also acts as principal underwriter for The Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Annuity Portfolios and intends to act as such for any other investment company which Schwab may sponsor in the future.

      (b) See Item 26(b) for information on each director and/or senior or executive officer of Schwab. The principal business address of Schwab is 101 Montgomery Street, San Francisco, California 94104.

      (c) Not applicable.

Item 28. Location of Accounts and Records.

      All accounts, books and other documents required to be maintained pursuant to Section 31(a) of the 1940 Act and the Rules thereunder are maintained at the offices of: Registrant; Registrant's investment manager and administrator, Charles Schwab Investment Management, Inc., 101 Montgomery Street, San Francisco, California 94104; Registrant's principal underwriter, Charles Schwab & Co., Inc., 101 Montgomery Street, San Francisco, California 94104; Registrant's Custodian, State Street Bank and Trust Company, One Lincoln Street, Boston, Massachusetts 02111 or PFPC Trust Company, 8800 Tinicum Blvd., Third Floor Suite 200, Philadelphia, Pennsylvania 19153; Registrant's fund accountants, State Street Bank and Trust Company, One Lincoln Street, Boston, Massachusetts 02111 or PFPC, Inc., 400 Bellevue Parkway, Wilmington, Delaware 19809 or SEI Fund Resources, Oaks, Pennsylvania; or Ropes & Gray, 1301 K Street, N.W., Suite 800 East, Washington, District of Columbia, 20005.

Item 29. Management Services.

      Not applicable.

Item 30. Undertakings.

      Not applicable.

                                   SIGNATURES

      Pursuant to the requirements of the Securities Act of 1933, as amended (the "1933 Act"), and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Post-Effective Amendment No. 63 to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Philadelphia, Commonwealth of Pennsylvania, on the 30th day of June, 2006.

                              SCHWAB INVESTMENTS
                              Registrant

                              Charles R. Schwab*
                              ------------------
                              Charles R. Schwab, Chairman and Trustee

      Pursuant to the requirements of the 1933 Act, this Post-Effective Amendment No. 63 to Registrant's Registration Statement on Form N-1A has been signed below by the following persons in the capacities indicated this 30th day of June, 2006.

Signature                              Title

Charles R. Schwab*                     Chairman and Trustee
------------------
Charles R. Schwab

Evelyn Dilsaver*                       President and Chief Executive Officer
----------------
Evelyn Dilsaver

Randall W. Merk*                       Trustee
----------------
Randall W. Merk

Mariann Byerwalter*                    Trustee
-------------------
Mariann Byerwalter

Donald F. Dorward*                     Trustee
------------------
Donald F. Dorward

William A. Hasler*                     Trustee
------------------
William A. Hasler

Robert G. Holmes*                      Trustee
-----------------
Robert G. Holmes

Gerald B. Smith*                       Trustee
----------------
Gerald B. Smith

Donald R. Stephens*                    Trustee
-------------------
Donald R. Stephens

Michael W. Wilsey*                     Trustee
-------------------
Michael W. Wilsey

George Pereira*                        Treasurer and Principal Financial Officer
---------------
George Pereira

*By:  /s/ Timothy W. Levin
      --------------------
      Timothy W. Levin, Attorney-in-Fact
      Pursuant to Power of Attorney